As filed with the Securities and Exchange	Registration No. 333-09515
Commission on April 28, 2009	Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 25
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
And
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

John S. (Scott) Kreighbaum, Esq.	Copy to:
NG Americas (U.S. Legal Services)	J. Neil McMurdie, Counsel
1475 Dunwoody Drive, West Chester, PA 19380-1478	ING Americas (U.S. Legal Services)
(610) 425-3404	One Orange Way, C1S, Windsor, CT, 06095-4774
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered: Fixed or Variable Group or Individual Immediate Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

SUPPLEMENT Dated May 1, 2009 To The Prospectus Dated May 1, 2009 For

ING Income Annuity

Issued By ING Life Insurance and Annuity Company

Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-238-6273.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio
ING Oppenheimer Main Street Portfolio®

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios

ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-238-6273.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

ING Life Insurance and Annuity Company

Variable Annuity Account B of ING Life Insurance and Annuity Company

Fixed/Variable Single Premium Immediate Annuity Contract

ING INCOME ANNUITY

May 1, 2009

The Contract. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder as either a nonqualified contract, or a contract that qualifies for special federal income tax treatment under the Internal Revenue Code of 1986, as amended (“Tax Code”) or with retirement plans qualifying under Tax Code sections 401 or 457. Contracts sold in New York are not available for 457 plans.

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully.

Investment Options. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

Variable Income Payments. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (“the separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section, in Appendix II- Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the May 1, 2009, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-238-6273. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-09515. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. The SAI table of contents is listed on page 39 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

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Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios currently available under your contract are:

ING Investors Trust
ING American Funds Growth Portfolio*
ING American Funds Growth-Income Portfolio*
ING American Funds International Portfolio*
ING BlackRock Large Cap Growth Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)
ING Van Kampen Capital Growth Portfolio (Class I)

ING Partners, Inc.
ING Legg Mason Partners Aggressive Growth Portfolio
(Initial Class)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)
ING Pioneer High Yield Portfolio (Initial Class)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING Strategic Allocation Portfolios, Inc.
ING Strategic Allocation Conservative Portfolio (Class I)
ING Strategic Allocation Growth Portfolio (Class I)
ING Strategic Allocation Moderate Portfolio (Class I)

ING Variable Funds
ING Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.
ING Index Plus LargeCap Portfolio (Class I)
ING International Index Portfolio (Class I)

ING Opportunistic LargeCap Portfolio (Class I)
ING RussellTM Large Cap Index Portfolio (Class I)
ING Small Company Portfolio (Class I)

ING Balanced Portfolios, Inc.
ING Balanced Portfolio, Inc. (Class I)

ING Intermediate Bond Portfolio
ING Intermediate Bond Portfolio (Class I)

ING Money Market Portfolio
ING Money Market Portfolio (Class I)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. Appendix II highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See Appendix III for all subaccounts and valuation information.

*	These investment portfolios are designated as “Master-Feeder” Funds. See “Investment Options – Mutual Fund (Fund) Descriptions” for more information about “Master-Feeder” Funds.

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Notice to Existing Contract Owners

This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after May 1, 2009, as well as to owners having purchased the contract earlier. The contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the contract or a rider; or altering administrative procedures. The Company may also make subaccount changes (investment portfolios of the Trusts or Funds available under the contract). Any change may or may not apply to an existing contract. The prospectus reflects the status of the contract (and rider availability) as of May 1, 2009 and therefore may contain information that is inapplicable to your contract. In the event of any conflict with the prospectus, the terms of your contract and any riders will control.

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CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING Attn: Payout Services One Orange Way Windsor, CT. 06095-4774 1-800-238-6273

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in “good order.”

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

Contract Design:

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Who’s Who:

Contract Holder (you/your): The person to whom we issue an individually owned contract or the participant under a group contract.

Participant: The individual who participates in a group contract, generally in connection with a retirement plan.

The Company (we, us, our): ING Life Insurance and Annuity Company. We issue the contract.

Contract Rights:

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

The Contract and Retirement Plans:

We may offer this contract to employees or other individuals in connection with a retirement plan.

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Plan Type. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits such (as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase or Participation.”

Contract Facts:

Income Payment Options. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See “Income Payments.”

Free Look/Right to Cancel. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See “Death Benefit.”

Withdrawals. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See “Withdrawals.”

Fees. Certain fees associated with the contract will reduce income payments. See “Fee Table” and “Fees.”

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See “Taxation.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See “Fees” for additional information. The fees shown below do not reflect any premium tax that may apply.

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Maximum Transaction Fees

Early Withdrawal Charge

(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

Maximum Early Withdrawal Charge Schedule*

Number of Years from
Contract Effective Date**	Early Withdrawal Charge
Fewer than 1	7%
1 or more but fewer than 2	6%
2 or more but fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

*	Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See “Withdrawals.”

**	For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Maximum Fees Deducted from the Subaccounts

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

For Contracts Without the Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.00% - 0.25%(2)
Total Separate Account Expenses	1.25% - 1.50%

For Contracts With the Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.00% - 0.25%(2)
Guaranteed Minimum Income Feature	1.00%(3)

Total Separate Account Expenses	2.25% - 2.50%

(1)	Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See “Fees-Early Withdrawal Charge.”

(2)	We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3)	This charge terminates after five years if the Five Year Guaranteed Minimum Income Feature is elected. Otherwise, it will continue for the life of the contract.

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Fees Deducted by the Funds

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund’s most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service (12b-1)	0.35%	1.31%
fees [1] , and other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another.

These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees –Fund Fees” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Fees” for more information.

How Fees are Deducted. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees.

Example (For contracts without the guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the

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contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15-year period with a 3½% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

1 year	3 years	5 years	10 years
$981	$1,462	$1,968	$3,104

2)	If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

1 year	3 years	5 years	10 years
$281	$862	$1,468	$3,104

Example (For contracts with the lifetime guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the “life income - guaranteed payments” income payment option with payments guaranteed for 15 years and a 3½% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

1 year	3 years	5 years	10 years
$1,081	$1,757	$2,451	$4,021

2)	If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

1 year	3 years	5 years	10 years
$381	$1,157	$1,951	$4,021

Example (For contracts with the five year guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds.

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For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3½% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

1 year	3 years	5 years	10 years
$1,081	$1,757	$2,451	$3,508

2)	If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

1 year	3 years	5 years	10 years
$381	$1,157	$1,951	$3,508

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract, or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401 or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.

How to Purchase. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the required minimum payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

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Acceptance or Rejection. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Age Requirements. The maximum issue age is between 75 and 95 at the time of application, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age. The contract may not be available to all issue ages through all broker-dealers.

Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See “Investment Options” and “Appendix II – Description of Underlying Funds.” Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contract, so please see your contract, any endorsements and riders for the details.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant. Your free look rights depend on the laws of the state in which you purchase the contract.

Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

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INCOME PAYMENTS

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

Initiating Payments. To initiate income payments, you must make the following selections on your application or enrollment form:

  Payment start date;
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;
  Fixed, variable or a combination of both fixed and variable payments;
  The subaccounts to allocate your purchase payment among (only if variable payments are elected); and
  An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to required minimum distributions if applicable. See “Taxation.”

What Affects Income Payment Amounts?. Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

Assumed Annual Net Return Rate. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3½%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

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Guaranteed Minimum Income Features

Lifetime Guaranteed Minimum Income Feature. This feature is unavailable under contracts issued on or after May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See “Calculating Variable Income Payments - Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select at issue:

  A lifetime payment option
  100% variable payments
  ING Index Plus LargeCap Portfolio as the only subaccount into which your purchase payment is allocated
  3.5% assumed annual net return rate

In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See “Fees.” There is no right to withdraw and no right to transfer if you selected this feature.

Five Year Guaranteed Minimum Income Feature. This feature is available only under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See “Calculating Variable Income Payments - Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount.

This feature requires that you select at issue:

  A lifetime payment option or a nonlifetime payment option of 15 years or more
  The ability to make withdrawals
  100% variable payments
  Funds from the following list:

ING Oppenheimer Strategic Income Portfolio
ING Balanced Portfolio
ING Growth and Income Portfolio
ING Pioneer High Yield Bond Portfolio
ING Index Plus LargeCap Portfolio
ING Intermediate Bond Portfolio
ING Money Market Portfolio

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ING Strategic Allocation Conservative Portfolio ING Strategic Allocation Growth Portfolio ING Strategic Allocation Moderate Portfolio

The ING Oppenheimer Main Street Portfolio® is closed to new allocations effective May 1, 2009.

  If you select this feature you may transfer only between these available funds
  3.5% assumed annual net return rate
  Certain age restrictions may also apply

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See “Fees.”

Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See “Taxation” for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the required minimum distributions requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see “Taxation.”

Payment Options

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See “Death Benefit,” “Withdrawals,” and “Appendix I- Fixed Dollar Option” for additional detail. We may offer additional income payment options under the contract from time to time.

Lifetime Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Right to Withdraw - None.

Life Income -	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5–50 years (or other periods we may make available at the time you select this
Payments*	option).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.
Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

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Lifetime Payment Options (Cont.)

Life Income -	Length of Payments: For as long as either annuitant lives. It is possible that no payment will
Two Lives	be made if both the annuitant and joint annuitant die before the first payment’s due date.
Continuing Payments: When you select this option you will also choose either:
(a) Full or reduced payments to continue to the surviving annuitant after the first annuitant’s death; or
(b)100% of the payment to continue to the annuitant on the joint annuitant’s death, and a reduced payment to continue to the joint annuitant on the annuitant’s death.
In either case, payments cease upon the death of the surviving annuitant.
Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.
Death Benefit - None: All payments end upon the death of both annuitants.
Right to Withdraw - None.

Life Income -	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your
Two Lives -	choice of 5–50 years (or other periods we may make available at the time you select this
Guaranteed	option.)
Payments*	Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first annuitant’s death.
Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.
Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

Nonlifetime Payment Option

Nonlifetime -	Length of Payments: Payments will continue for your choice of 5–50 years (or other periods
Guaranteed	we may make available at the time you select this option).
Payments*	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.
Right to Withdraw:
(a) If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.
(b) If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

*	For Qualified Accounts, Guaranteed Period Payments may not extend beyond the shorter of your life expectancy or until your age 100.

Right to Change Guaranteed Payment Period

If you are receiving payments under a nonlifetime payment option with withdrawal rights elected at issue, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

(a)	You may make the change on any contract anniversary beginning on the second contract anniversary;

(b)	Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary;

(c)	A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;

(d)	For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

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(e)	For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

(f)	The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See “Withdrawals – Withdrawal Value;” and

(g)	We will terminate your withdrawal rights if a life annuity option is chosen.

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

Annuity Units. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

Annuity Unit Value (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3½% or 5% as you selected.

Current AUV = Prior AUV x Net Return Factor x Assumed Annual Net Return Rate Factor

Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

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The net return rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See “Fees.”

The net return rate may be either positive or negative.

INVESTMENT OPTIONS

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Income Payments. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (“the separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.

Certain funds are designated as “Master-Feeder” Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

Number of Options You May Select. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

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Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared - bought by more than one company.
  Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Limits on Availability of Options. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Transfers Among Variable Investment Options. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

Transfer Requests. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and

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14

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit. (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy

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of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund

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companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

FEES

The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees.

Transaction Fee

Early Withdrawal Charge

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See “Withdrawals.”

Amount: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8½% of your purchase payment to the contract.

Early Withdrawal Charge Schedules

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

	Schedule A

Number of Years from
Contract Effective Date*		Early Withdrawal Charge
Fewer than 1**		7%
1 or more but fewer than 2		6%
2 or more but fewer than 3		5%
3 or more but fewer than 4		4%
4 or more but fewer than 5		3%
5 or more but fewer than 6		2%
6 or more but fewer than 7		1%
7 or more		0%

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Schedule B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

	Schedule B

Number of Years from
Contract Effective Date*		Early Withdrawal Charge
Fewer than 1**		5%
1 or more, but fewer than 2		5%
2 or more, but fewer than 3		4%
3 or more, but fewer than 4		4%
4 or more, but fewer than 5		3%
5 or more, but fewer than 6		2%
6 or more, but fewer than 7		1%
7 or more		0%

*	For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

**	Certain contracts do not allow withdrawals during the first contract year.

When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

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Guaranteed Minimum Income Charge

This additional charge is assessed only if you select one of the guaranteed minimum income features.

Maximum Amount: 1.00% annually of values invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years.

Purpose. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see “Mortality and Expense Risk Charge—Purpose” above.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

  The size and type of group of individuals to whom the contract is issued;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or
  The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

Fund Fees

As shown in the fund prospectuses and described in the “Fee Table – Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to

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unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts received may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

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No unaffiliated funds are currently offered through the contract.

Certain funds are designated as “Master-Feeder” Funds. Funds offered in a Master-Feeder structure (such as the ING American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “Master Feeder” funds available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments—Payment Options.” For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.	Life Income - Guaranteed Payments;

2.	Life Income - Two Lives — Guaranteed Payments; or

3.	Nonlifetime - Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “Taxation” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

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Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3½% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See “Appendix I - Fixed Dollar Option” for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Customer Service Center as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

WITHDRAWALS Withdrawals of Variable Income Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

  A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).
  The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

Withdrawals of Fixed Income Payments

(For additional details see “Appendix I- Fixed Dollar Option.”)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

  A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).
  The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

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Withdrawal Value

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3½% or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

Fixed Income Payments. See “Appendix I – Fixed Dollar Option” for details regarding the withdrawal value of fixed payments.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in “Fees – Early Withdrawal Charge.”

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a

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section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Contributions

You may not deduct the amount of your contributions to a non-qualified contract.

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

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Taxation of Distributions

     General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

     10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  Made on or after the taxpayer reaches age 59½;
  Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59 1/2 , may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is

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taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

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     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General

     The contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living

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benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with

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contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules
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detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a QDRO; or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first- time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

     403(b) Plans. Distributions from your contract are subject to the requirements of Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Tax Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Tax Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.
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A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of a qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

     To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

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     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

     401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

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Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code Section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Guaranteed Minimum Income Feature

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Guaranteed Minimum Income Feature could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ING Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.). Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company. The following is a list of broker/dealers that are affiliated with the Company:

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  Bancnorth Investment Group, Inc.
  Directed Services LLC
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING Direct Funds Limited
  ING Financial Advisors, LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
  ING Funds Distributor, LL
  ING Investment Advisors, LLC
  ING Investment Management Services LLC
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  ShareBuilder Securities Corporation
  Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7.0% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 1.0% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or
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  elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan,which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

1	SagePoint Financial, Inc.

2.	Symetra Investment Services, Inc.

3.	Huckin Financial Group, Inc.

4.	LPL Financial Corporation

5.	Walnut Street Securities, Inc.®

6.	ING Financial Partners, Inc.

7.	NFP Securities, Inc.

8.	Valor Insurance Agency, Inc.

9.	Lincoln Financial Securities Corporation

10.	Financial Network Investment Corporation

11.	NRP Financial, Inc.

12.	National Planning Corporation

13.	Multi-Financial Securities Corporation

14.	Mutual Service Corporation

15.	Waterstone Financial Group

16.	Northwestern Mutual Investment Services, LLC

17.	Lincoln Investment Planning, Inc.

18.	Cadaret, Grant & Co., Inc.

19.	Securities America, Inc.

20.	Edward D. Jones & Co., L.P.

21.	American Portfolios Financial Services, Inc.

22.	Ameritas Investment Corporation

23.	First Heartland® Capital, Inc.

24.	Lincoln Financial Advisors Corporation

25.	Morgan Keegan and Company, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; or
  During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 day’s written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the variable account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover,

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certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits, arbitration that generally arise from the normal conduct of business. Some of theses suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Financial Statements

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in “Contract Overview—Questions: Contacting the Company.”

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STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I

Fixed Dollar Option

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments (see “Withdrawals” in this appendix). Amounts allocated to the fixed dollar option are held in the Company’s general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under “Income Payments” in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a)	A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a “life income” or “life income-two lives” payment option that has no reduction in payment to the survivor, see “Income Payments—Payment Options.” You may not elect a right to withdraw or elect an increasing annuity with this feature.

(b)	An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see “Income Payments - Payment Options.” You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with Section 457 deferred compensation plans.

Fixed Income Payment Amounts

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

Withdrawals

Withdrawal Value - Lifetime Payment Options. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

ILIAC Income Annuity - 152950	I-1

Withdrawal Value - Nonlifetime Payment Options. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract WY is the withdrawal yield IY is the issue yield

WY is determined as follows:

(1)	WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of non-callable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.

(2)	The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.

(3)	Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1)	IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of non-callable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.

(2)	The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.

(3)	Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

(4)	Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

Schedule A

Number of Years from	Early Withdrawal Charge
Contract Effective Date*	6%
1 or more, but fewer than 2	5%
2 or more, but fewer than 3	4%
3 or more, but fewer than 4	3%
4 or more, but fewer than 5	2%
5 or more, but fewer than 6	1%
6 or more, but fewer than 7	0%
7 or more

ILIAC Income Annuity - 152950	I-2

Schedule B: Applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

Schedule B

Number of Years from	Early Withdrawal Charge
Contract Effective Date*	5%
1 or more, but fewer than 2	4%
2 or more, but fewer than 3	4%
3 or more, but fewer than 4	3%
4 or more, but fewer than 5	2%
5 or more, but fewer than 6	1%
6 or more, but fewer than 7	0%
7 or more

*	For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a)	The size and type of group of individuals to whom the contract is offered;

(b)	The type and frequency of administrative and sales services to be provided; or

(c)	Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “Taxation” for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

ILIAC Income Annuity - 152950	I-3

Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under “Withdrawal Amount” in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company’s receipt at its Customer Service Center of proof of death acceptable to us and a request for payment in good order.

ILIAC Income Annuity - 152950	I-4

APPENDIX II

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” Funds. Funds offered in a Master-Feeder structure (such as the ING American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The “Master Feeder” funds available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Money Market Portfolio
ING VP Small Company Portfolio
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

Current Fund Name
ING Balanced Portfolio
ING Growth and Income Portfolio
ING Index Plus LargeCap Portfolio
ING Intermediate Bond Portfolio
ING Money Market Portfolio
ING Small Company Portfolio
ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

ILIAC Income Annuity - 152950	II-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Evergreen Omega Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Pioneer Fund Portfolio (Class I)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management,
Inc.

ILIAC Income Annuity - 152950	II-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Van Kampen Capital Growth Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Initial Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: ClearBridge Advisors, LLC

ING Oppenheimer Global Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Strategic Income Portfolio (Initial Class)	Seeks a high level of current income principally derived
from interest on debt securities.
Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Pioneer High Yield Portfolio (Initial Class)	Seeks to maximize total return through income and capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management,
Inc

ING Templeton Foreign Equity Portfolio (Initial Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Thornburg Value Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Thornburg Investment
Management

ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ILIAC Income Annuity - 152950	II-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Strategic Allocation Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Strategic Allocation Conservative Portfolio (Class I)	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: ING Investments, LLC	preservation of capital.
Investment Subadviser: ING Investment Management Co.

ING Strategic Allocation Growth Portfolio (Class I)	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co.

ING Strategic Allocation Moderate Portfolio (Class I)	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co.

ING Variable Funds
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Index Plus LargeCap Portfolio (Class I)	Seeks to outperform the total return performance of the
Standard & Poor’s 500® Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING International Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index
Investment Subadviser: ING Investment Management Co.

ING Opportunistic LargeCap Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks.
Investment Subadviser: ING Investment Management Co.

ING RussellTM Large Cap Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200®
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management Co.

ILIAC Income Annuity - 152950	II-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management Co.

ING Balanced Portfolio, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Balanced Portfolio (Class I)	Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a diversified
Investment Adviser: ING Investments, LLC	portfolio of one or more of the following asset classes:
stocks, bonds and cash equivalents, based on the judgment
Investment Subadviser: ING Investment Management Co.	of the Portfolio’s management, of which of those sectors or
mix thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable
risk.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co.

ING Money Market Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Money Market Portfolio (Class I)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC	high-quality money market investments while maintaining a
Investment Subadviser: ING Investment Management Co.	stable share price of $1.00.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Income Annuity - 152950	II-5

APPENDIX III

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period and (2) the AUV at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2008 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2008, the "Value at end of period" shown is the value at the last date of investment. This information is current through December 31, 2008, including portfolio names. Portfolio name changes after December 31, 2008, are not reflected in this information.

TABLE I

ASSUMED ANNUAL NET RETURN RATE OF 5.00% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP HIGH INCOME PORTFOLIO
Value at beginning of period	$6.53	$6.76	$6.46	$6.69	$6.492	$5.424	$5.575	$6.715	$9.207	$9.052
Value at end of period	$4.61	$6.53	$6.76	$6.46	$6.688	$6.492	$5.424	$5.575	$6.715	$9.207
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.65	$10.84	$10.05	$10.15
Value at end of period	$6.19	$10.65	$10.84	$10.05
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.08	$11.49	$11.14	$10.25
Value at end of period	$6.33	$12.08	$11.49	$11.14
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.68	$13.08	$11.75	$10.33
Value at end of period	$7.95	$14.68	$13.08	$11.75
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.46	$10.03
Value at end of period	$5.43	$9.46
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.50	$11.19	$11.07
Value at end of period	$7.86	$11.50	$11.19
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.50	$7.03	$6.78	$6.46	$6.268	$4.823	$7.926	$11.268	$16.818	$11.852
Value at end of period	$3.72	$6.50	$7.03	$6.78	$6.464	$6.268	$4.823	$7.926	$11.268	$16.818
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.38	$10.58	$10.54	$10.55
Value at end of period	$3.93	$9.38	$10.58	$10.54
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.48	$12.77	$11.35
Value at end of period	$7.01	$12.48	$12.77

Income Annuity		III-1

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30	$11.78	$10.71
Value at end of period	$6.53	$11.30	$11.78
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19	$10.22	$9.88
Value at end of period	$8.10	$10.19	$10.22
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$11.05	$9.97	$10.33	$10.04	$9.96	$8.123	$12.154	$17.719	$21.391	$16.827
Value at end of period	$5.81	$11.05	$9.97	$10.33	$10.035	$9.96	$8.123	$12.154	$17.719	$21.391
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.61	$12.00	$10.75
Value at end of period	$7.15	$11.61	$12.00
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.01
Value at end of period	$7.30
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$10.69	$10.35	$9.71	$9.72	$9.40	$7.633	$10.581	$12.531	$13.325	$11.582
Value at end of period	$5.81	$10.69	$10.35	$9.71	$9.721	$9.40	$7.633	$10.581	$12.531	$13.325
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13
Value at end of period	$6.24
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.40	$11.31	$10.29	$10.77	$10.151	$8.427	$12.829	$18.128	$20.438	$14.605
Value at end of period	$6.46	$11.40	$11.31	$10.29	$10.769	$10.151	$8.427	$12.829	$18.128	$20.438
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.11
Value at end of period	$5.36
ING VP BALANCED PORTFOLIO
Value at beginning of period	$14.32	$14.42	$13.94	$14.22	$14.773	$13.214	$15.664	$16.269	$17.39	$16.276
Value at end of period	$9.68	$14.32	$14.42	$13.94	$14.217	$14.773	$13.214	$15.664	$16.269	$17.39
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.66	$12.53	$11.67	$11.47	$28.98	$24.44	$34.644	$17.537	$20.937	$18.959
Value at end of period	$7.42	$12.66	$12.53	$11.67	$11.47	$28.98	$24.44	$34.644	$17.537	$20.937
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.81	$11.96	$11.10	$11.19	$10.769	$9.077	$12.299	$15.139	$17.763	$15.195
Value at end of period	$6.97	$11.81	$11.96	$11.10	$11.193	$10.769	$9.077	$12.299	$15.139	$17.763
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.49	$10.52	$10.75	$11.08	$20.502	$20.506	$20.125	$10.79	$10.46	$11.205
Value at end of period	$9.03	$10.49	$10.52	$10.75	$11.082	$20.502	$20.506	$20.125	$10.79	$10.46
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$7.80	$7.89	$8.00	$8.26	$8.69	$9.157	$9.581	$9.801	$9.793	$9.91
Value at end of period	$7.53	$7.80	$7.89	$8.00	$8.256	$8.69	$9.157	$9.581	$9.801	$9.793
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.42	$17.49	$15.92	$15.35	$14.276	$11.041	$15.292	$15.634	$15.571	$12.654
Value at end of period	$11.29	$17.42	$17.49	$15.92	$15.35	$14.276	$11.041	$15.292	$15.634	$15.571

Income Annuity		III-2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$9.77	$9.82	$9.63	$9.86	$9.717	$9.09	$10.104	$11.004	$11.16	$11.08
Value at end of period	$7.02	$9.77	$9.82	$9.63	$9.863	$9.717	$9.09	$10.104	$11.004	$11.16
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$9.38	$9.50	$8.92	$8.93	$8.479	$7.25	$8.938	$8.654
Value at end of period	$5.64	$9.38	$9.50	$8.92	$8.928	$8.479	$7.25	$8.938
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$8.82	$8.90	$8.51	$8.64	$8.338	$7.42	$8.721	$9.971	$10.555	$10.182
Value at end of period	$5.77	$8.82	$8.90	$8.51	$8.64	$8.338	$7.42	$8.721	$9.971	$10.555
Number of accumulation units outstanding at end of period
OPPENHEIMER MIDCAP FUND/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.01	$7.02	$7.25	$6.86
Value at end of period	$3.36	$7.01	$7.02	$7.25

TABLE II
ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP HIGH INCOME PORTFOLIO
Value at beginning of period	$7.56	$7.71	$7.26	$7.41	$7.091	$5.839	$5.916	$7.024	$9.494	$9.201
Value at end of period	$5.41	$7.56	$7.71	$7.26	$7.411	$7.091	$5.839	$5.916	$7.024	$9.494
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.13	$11.17	$10.21	$10.17
Value at end of period	$6.57	$11.13	$11.17	$10.21
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.63	$11.84	$11.32	$10.26
Value at end of period	$6.71	$12.63	$11.84	$11.32
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.35	$13.48	$11.93	$10.34
Value at end of period	$8.43	$15.35	$13.48	$11.93
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.55	$10.03
Value at end of period	$5.57	$9.55
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.95	$10.93	$10.97	$11.07
Value at end of period	$8.28	$11.95	$10.93	$10.97
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.64	$8.15	$7.74	$7.28	$6.956	$5.276	$8.547	$11.976	$17.621	$12.241
Value at end of period	$4.43	$7.64	$8.15	$7.74	$7.278	$6.956	$5.276	$8.547	$11.976	$17.621

Income Annuity		III-3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.81	$10.90	$10.70	$10.56
Value at end of period	$4.17	$9.81	$10.90	$10.70
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.99	$12.46	$11.23	$11.35
Value at end of period	$7.40	$12.99	$12.46	$11.23
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.74	$11.50	$10.61	$10.71
Value at end of period	$6.88	$11.74	$11.50	$10.61
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.60	$9.97	$9.77	$9.88
Value at end of period	$8.55	$10.60	$9.97	$9.77
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$20.32	$11.46	$11.70	$11.21	$10.969	$8.818	$13.006	$18.688	$22.24	$17.245
Value at end of period	$6.88	$20.32	$11.46	$11.70	$11.212	$10.969	$8.818	$13.006	$18.688	$22.24
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.06	$11.72	$10.64	$10.75
Value at end of period	$7.53	$12.06	$11.72	$10.64
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.01
Value at end of period	$7.30
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$12.33	$11.76	$10.88	$10.74	$10.233	$8.191	$11.192	$13.064	$13.694	$11.733
Value at end of period	$6.80	$12.33	$11.76	$10.88	$10.736	$10.233	$8.191	$11.192	$13.064	$13.694
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13
Value at end of period	$6.24
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.40	$13.10	$11.75	$12.13	$11.266	$9.219	$13.834	$19.267	$21.414	$15.084
Value at end of period	$7.70	$13.40	$13.10	$11.75	$12.126	$11.266	$9.219	$13.834	$19.267	$21.414
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.11
Value at end of period	$5.36
ING VP BALANCED PORTFOLIO
Value at beginning of period	$17.30	$17.18	$16.37	$16.46	$17.953	$15.829	$18.495	$17.774	$18.73	$17.28
Value at end of period	$11.87	$17.30	$17.18	$16.37	$16.455	$17.953	$15.829	$18.495	$17.774	$18.73
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.29	$14.93	$13.70	$13.28	$60.225	$50.064	$69.952	$19.16	$22.55	$20.128
Value at end of period	$9.10	$15.29	$14.93	$13.70	$13.275	$60.225	$50.064	$69.952	$19.16	$22.55
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.89	$13.75	$12.58	$12.51	$11.86	$9.854	$13.16	$15.967	$18.467	$15.572
Value at end of period	$8.25	$12.89	$13.75	$12.58	$12.506	$11.86	$9.854	$13.16	$15.967	$18.467

Income Annuity		III-4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.68	$12.54	$12.62	$12.83	$31.59	$31.145	$30.129	$11.788	$11.266	$11.896
Value at end of period	$11.07	$12.68	$12.54	$12.62	$12.826	$31.59	$31.145	$30.129	$11.788	$11.266
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$9.03	$9.00	$8.99	$9.15	$9.492	$9.859	$10.167	$10.252	$10.098	$10.073
Value at end of period	$8.84	$9.03	$9.00	$8.99	$9.148	$9.492	$9.859	$10.167	$10.252	$10.098
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$10.05	$20.11	$18.05	$17.15	$15.722	$11.986	$16.362	$16.488	$16.189	$12.968
Value at end of period	$13.36	$10.05	$20.11	$18.05	$17.15	$15.722	$11.986	$16.362	$16.488	$16.189
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.47	$11.36	$10.99	$11.09	$10.77	$9.932	$10.882	$11.681	$11.678	$11.429
Value at end of period	$8.36	$11.47	$11.36	$10.99	$11.09	$10.77	$9.932	$10.882	$11.681	$11.678
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$10.70	$10.68	$9.89	$9.76	$9.134	$7.698	$9.355	$11.085	$11.298
Value at end of period	$6.53	$10.70	$10.68	$9.89	$9.757	$9.134	$7.698	$9.355	$11.085
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$10.21	$10.15	$9.57	$9.57	$9.108	$7.989	$9.256	$10.429	$10.883	$10.35
Value at end of period	$6.77	$10.21	$10.15	$9.57	$9.573	$9.108	$7.989	$9.256	$10.429	$10.883
OPPENHEIMER MIDCAP FUND/VA
Value at beginning of period	$7.92	$7.81	$7.95	$7.42
Value at end of period	$3.85	$7.92	$7.81	$7.95

TABLE III
FOR THE FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001

FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.42	$8.67	$8.25
Value at end of period	$5.97	$8.42	$8.67
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.76	$10.18	$10.17
Value at end of period	$7.39	$10.76	$10.18
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$4.59	$4.94	$4.74
Value at end of period	$2.63	$4.59	$4.94
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.57	$10.75	$10.66
Value at end of period	$4.03	$9.57	$10.75

Income Annuity		III-5

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.64	$12.56	$11.27
Value at end of period	$7.13	$12.64	$12.56
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.88	$11.02	$10.00
Value at end of period	$6.31	$10.88	$11.02
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32	$10.04	$9.80	$9.80
Value at end of period	$8.23	$10.32	$10.04	$9.70
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$5.19	$4.66	$4.80
Value at end of period	$2.74	$5.19	$4.66
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.23	$11.29	$10.21
Value at end of period	$6.95	$11.23	$11.29
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$7.92	$7.63	$7.12
Value at end of period	$4.32	$7.92	$7.63
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$5.61	$5.54	$5.01
Value at end of period	$3.19	$5.61	$5.54
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$8.59	$8.62	$8.30	$8.42	$8.148	$7.256	$8.902	$9.071
Value at end of period	$5.84	$8.59	$8.62	$8.30	$8.421	$8.148	$7.256	$8.902
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$6.63	$6.53	$6.06	$5.93	$5.788	$4.86
Value at end of period	$3.90	$6.63	$6.53	$6.06	$5.926	$5.788
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$7.39	$7.45	$6.88	$6.91	$6.617	$5.552	$8.148	$9.065
Value at end of period	$4.38	$7.39	$7.45	$6.88	$6.911	$6.617	$5.552	$8.148
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$10.35	$10.34	$10.51	$10.79	$10.891	$10.845	$11.057	$10.769
Value at end of period	$8.95	$10.35	$10.34	$10.51	$10.789	$10.891	$10.845	$11.057
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$8.23	$8.29	$8.37	$8.60	$9.005	$9.448	$10.28	$10.233
Value at end of period	$7.99	$8.23	$8.29	$8.37	$8.597	$9.005	$9.448	$10.28
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$10.51	$10.51	$9.52
Value at end of period	$6.85	$10.51	$10.51
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$9.00	$9.01	$8.80	$8.97	$8.793	$8.19
Value at end of period	$6.50	$9.00	$9.01	$8.80	$8.97	$8.793

Income Annuity		III-6

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$8.52	$8.59	$8.03	$8.00	$7.562	$6.438	$8.01
Value at end of period	$5.15	$8.52	$8.59	$8.03	$8.002	$7.562	$6.438
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$8.75	$8.79	$8.37	$8.46	$8.12	$7.195	$8.53
Value at end of period	$5.75	$8.75	$8.79	$8.37	$8.455	$8.12	$7.195
OPPENHEIMER MIDCAP FUND/VA
Value at beginning of period	$4.06	$4.04	$4.16
Value at end of period	$1.95	$4.06	$4.04

Income Annuity		III-7

VARIABLE ANNUITY ACCOUNT B

OF

ING LIFE INSURANCE AND ANNUITY COMPANY

ING INCOME ANNUITY

Statement of Additional Information

Dated

May 1, 2009

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2009.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING Attn: Payout Services One Orange Way Windsor, CT 06095-4774 1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2008, the Company had $50 billion invested through its products, including $37 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $22 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 15, 2008. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The investment portfolios currently available under your contract are:

ING Investors Trust
ING American Funds Growth Portfolio*
ING American Funds Growth-Income Portfolio*
ING American Funds International Portfolio*
ING BlackRock Large Cap Growth Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)
ING Van Kampen Capital Growth Portfolio (Class I)

ING Partners, Inc.
ING Legg Mason Partners Aggressive Growth Portfolio
(Initial Class)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)
ING Pioneer High Yield Portfolio (Initial Class)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING Strategic Allocation Portfolios, Inc.
ING Strategic Allocation Conservative Portfolio (Class I)
ING Strategic Allocation Growth Portfolio (Class I)
ING Strategic Allocation Moderate Portfolio (Class I)

ING Variable Funds
ING Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.
ING Index Plus LargeCap Portfolio (Class I)
ING International Index Portfolio (Class I)
ING Opportunistic LargeCap Portfolio (Class I)
ING RussellTM Large Cap Index Portfolio (Class I)
ING Small Company Portfolio (Class I)

ING Balanced Portfolios, Inc.
ING Balanced Portfolio, Inc. (Class I)

ING Intermediate Bond Portfolio
ING Intermediate Bond Portfolio (Class I)

ING Money Market Portfolio
ING Money Market Portfolio (Class I)

*	These investment portfolios are designated as “Master-Feeder” Funds. See “Investment Options - Mutual Fund (Fund) Descriptions” in the prospectus for more information about “Master-Feeder” Funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2008, 2007, 2006 and 2005 amounted to $2,501,353.46, $2,666,060.62 and $2,507,216.09, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2008

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
AIM V.I. Core Equity Fund - Series I Shares	Class
Calvert Variable Series, Inc.:	ING JPMorgan Emerging Markets Equity Portfolio - Service
Calvert Social Balanced Portfolio	Class
Federated Insurance Series:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Federated American Leaders Fund II - Primary Shares	Class
Federated Capital Income Fund II	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Federated Equity Income Fund II	ING JPMorgan Value Opportunities Portfolio - Institutional
Federated Fund for U.S. Government Securities II	Class
Federated High Income Bond Fund II - Primary Shares	ING JPMorgan Value Opportunities Portfolio - Service Class
Federated International Equity Fund II	ING Julius Baer Foreign Portfolio - Service Class
Federated Mid Cap Growth Strategies Fund II	ING Legg Mason Value Portfolio - Institutional Class
Federated Prime Money Fund II	ING Legg Mason Value Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING LifeStyle Moderate Growth Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING LifeStyle Moderate Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING Lord Abbett Affiliated Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Marsico International Opportunities Portfolio - Service
Fidelity® Variable Insurance Products V:	Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Utilities Portfolio - Service Class
ING GET Fund:	ING Mid Cap Growth Portfolio - Service Class
ING GET Fund - Series U	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING GET Fund - Series V	ING Oppenheimer Main Street Portfolio® - Service Class
ING Investors Trust:	ING PIMCO High Yield Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Institutional Class
ING American Funds Growth Portfolio	ING Pioneer Fund Portfolio - Institutional Class
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING American Funds International Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING Evergreen Health Sciences Portfolio - Service Class	Class
ING Evergreen Omega Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Global Real Estate Portfolio - Institutional Class	ING Van Kampen Large Cap Growth Portfolio - Institutional
ING Global Real Estate Portfolio - Service Class	Class
ING Global Resources Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING VP Index Plus International Equity Portfolio - Institutional	ING GET U.S. Core Portfolio - Series 9
Class	ING GET U.S. Core Portfolio - Series 10
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Wells Fargo Disciplined Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 13
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 14
ING American Century Large Company Value Portfolio - Service	ING Variable Portfolios, Inc.:
Class	ING BlackRock Global Science and Technology Portfolio -
ING American Century Small-Mid Cap Value Portfolio - Service	Class I
Class	ING International Index Portfolio - Class I
ING Baron Asset Portfolio - Service Class	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
ING Baron Small Cap Growth Portfolio - Service Class	Class I
ING Columbia Small Cap Value II Portfolio - Service Class	ING Opportunistic Large Cap Growth Portfolio - Class I
ING Davis New York Venture Portfolio - Service Class	ING Opportunistic Large Cap Value Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING Opportunistic Large Cap Value Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class I
ING Legg Mason Partners Aggressive Growth Portfolio - Initial	ING RussellTM Mid Cap Index Portfolio - Class I
Class	ING RussellTM Small Cap Index Portfolio - Class I
ING Lord Abbett U.S. Government Securities Portfolio - Initial	ING VP Index Plus LargeCap Portfolio - Class I
Class	ING VP Index Plus MidCap Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING Neuberger Berman Regency Portfolio - Service Class	ING Variable Products Trust:
ING OpCap Balanced Value Portfolio - Service Class	ING VP Financial Services Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP High Yield Bond Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Pioneer High Yield Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING VP Balanced Portfolio, Inc.:
ING Solution 2045 Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Intermediate Bond Portfolio - Class I
Initial Class	ING VP Money Market Portfolio:
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING VP Money Market Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	Janus Aspen Series:
ING Templeton Foreign Equity Portfolio - Service Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series Large Cap Growth Portfolio - Institutional
ING UBS U.S. Small Cap Growth Portfolio - Service Class	Shares
ING Van Kampen Comstock Portfolio - Service Class	Janus Aspen Series Mid Cap Growth Portfolio - Institutional
ING Van Kampen Equity and Income Portfolio - Initial Class	Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Worldwide Growth Portfolio - Institutional
ING VP Strategic Allocation Conservative Portfolio - Class I	Shares
ING VP Strategic Allocation Growth Portfolio - Class I	Lord Abbett Series Fund, Inc.:
ING VP Strategic Allocation Moderate Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Funds:	Oppenheimer Variable Account Funds:
ING VP Growth and Income Portfolio - Class I	Oppenheimer Global Securities/VA
ING Variable Insurance Trust:	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 1	Oppenheimer Main Street Small Cap Fund®/VA
ING GET U.S. Core Portfolio - Series 2	Oppenheimer Mid Cap Fund/VA
ING GET U.S. Core Portfolio - Series 3	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 4	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 5	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 6	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 7	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 8

Wanger Advisors Trust: Wanger International Wanger Select Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 12, 2009

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders	Federated
	Fund - Series I	Equity Fund -	Balanced	Fund II -	Capital Income
	Shares	Series I Shares	Portfolio	Primary Shares	Fund II

Assets
Investments in mutual funds
at fair value	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491
Total assets	523	1,084	1,172	8,770	1,491
Net assets	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Net assets
Accumulation units	$ 470	$ 829	$ 1,172	$ 8,746	$ 1,485
Contracts in payout (annuitization)
period	53	255	-	24	6
Total net assets	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Total number of shares	30,979	54,871	939,251	1,077,446	205,590

Cost of shares	$ 802	$ 1,454	$ 1,722	$ 17,065	$ 1,806

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

Federated
		Federated Fund	High Income		Federated Mid
	Federated	for U.S.	Bond Fund II -	Federated	Cap Growth
	Equity Income	Government	Primary	International	Strategies
	Fund II	Securities II	Shares	Equity Fund II	Fund II

Assets
Investments in mutual funds
at fair value	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540
Total assets	2,394	1,916	3,488	1,384	2,540
Net assets	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Net assets
Accumulation units	$ 2,329	$ 1,916	$ 3,461	$ 1,373	$ 2,540
Contracts in payout (annuitization)
period	65	-	27	11	-

Total net assets	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Total number of shares	219,797	167,297	693,477	136,985	199,351

Cost of shares	$ 2,698	$ 1,872	$ 5,140	$ 1,715	$ 3,864

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584
Total assets	1,747	61,149	7,951	69	4,584
Net assets	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Net assets
Accumulation units	$ 1,747	$ 61,149	$ 7,951	$ -	$ 4,584
Contracts in payout (annuitization)
period	-	-	-	69	-

Total net assets	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Total number of shares	1,746,537	4,639,512	337,914	17,513	376,673

Cost of shares	$ 1,747	$ 109,716	$ 11,518	$ 106	$ 8,246

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

			Fidelity® VIP		ING
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small	AllianceBernstein
	Contrafund®	Index 500	Grade Bond	Cap Value	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio - Service
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64
Total assets	109,547	21,722	876	2,729	64
Net assets	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Net assets
Accumulation units	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Total number of shares	7,118,051	218,996	73,980	258,659	8,671

Cost of shares	$ 191,205	$ 26,020	$ 941	$ 4,523	$ 135

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING BlackRock
		ING American		Large Cap
		Funds	ING American	Growth	ING Evergreen
	ING American	Growth-	Funds	Portfolio -	Health Sciences
	Funds Growth	Income	International	Institutional	Portfolio -
	Portfolio	Portfolio	Portfolio	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666
Total assets	12,540	11,419	13,434	21,426	666
Net assets	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Net assets
Accumulation units	$ 11,113	$ 9,867	$ 11,947	$ 19,777	$ 666
Contracts in payout (annuitization)
period	1,427	1,552	1,487	1,649	-

Total net assets	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Total number of shares	343,938	438,854	960,283	3,207,530	77,732

Cost of shares	$ 20,825	$ 17,647	$ 20,695	$ 38,760	$ 889

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING Evergreen	ING FMRSM
	Omega	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Portfolio -	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885
Total assets	6,965	13,578	815	3,482	1,885
Net assets	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Net assets
Accumulation units	$ 6,302	$ 12,340	$ 815	$ 3,482	$ 1,885
Contracts in payout (annuitization)
period	663	1,238	-	-	-

Total net assets	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Total number of shares	850,381	1,584,421	95,372	456,959	328,998

Cost of shares	$ 9,094	$ 22,238	$ 1,261	$ 5,046	$ 2,978

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING JPMorgan
	ING Global				Emerging
	Real Estate	ING Global	ING Global	ING Janus	Markets Equity
	Portfolio -	Real Estate	Resources	Contrarian	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328
Total assets	1,087	902	6,198	139	3,328
Net assets	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Net assets
Accumulation units	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Total number of shares	152,612	127,230	475,704	17,748	276,430

Cost of shares	$ 1,536	$ 1,671	$ 11,464	$ 186	$ 6,560

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Markets	Equity	Small Cap	Opportunities	Value
	Equity	Portfolio -	Core Equity	Portfolio -	Opportunities
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426
Total assets	4,184	1,919	102	10,576	1,426
Net assets	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Net assets
Accumulation units	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Total number of shares	348,378	226,596	12,093	1,780,401	238,489

Cost of shares	$ 7,454	$ 3,056	$ 155	$ 18,401	$ 2,518

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		ING Legg		ING LifeStyle
	ING Julius	Mason Value	ING Legg	Aggressive	ING LifeStyle
	Baer Foreign	Portfolio -	Mason Value	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777
Total assets	7,156	7,015	162	1,068	4,777
Net assets	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Net assets
Accumulation units	$ 7,156	$ 6,370	$ 162	$ 1,068	$ 4,777
Contracts in payout (annuitization)
period	-	645	-	-	-

Total net assets	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Total number of shares	767,012	2,057,231	47,741	148,749	600,905

Cost of shares	$ 12,444	$ 17,285	$ 413	$ 1,871	$ 7,608

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lord
	ING LifeStyle		Abbett	ING Lord
	Moderate	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Growth	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285
Total assets	6,997	7,314	4,020	458	1,285
Net assets	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Net assets
Accumulation units	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Total number of shares	845,080	830,231	615,631	69,681	114,337

Cost of shares	$ 10,473	$ 9,900	$ 7,038	$ 778	$ 2,009

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING
	ING Marsico	ING MFS Total			Oppenheimer
	International	Return	ING MFS	ING MFS	Main Street
	Opportunities	Portfolio -	Total Return	Utilities	Portfolio® -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448
Total assets	5,138	48,840	1,153	2,161	1,448
Net assets	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Net assets
Accumulation units	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,242
Contracts in payout (annuitization)
period	-	-	-	-	206

Total net assets	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Total number of shares	670,771	4,114,600	96,914	227,262	119,642

Cost of shares	$ 9,849	$ 70,844	$ 1,682	$ 3,669	$ 2,238

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING		ING Pioneer		ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value
	Main Street	High Yield	Portfolio -	Fund Portfolio	Portfolio -
	Portfolio® -	Portfolio -	Institutional	- Institutional	Institutional
	Service Class	Service Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428
Total assets	112	1,748	3,765	10,140	2,428
Net assets	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Net assets
Accumulation units	$ 112	$ 1,748	$ 3,765	$ 8,260	$ 2,428
Contracts in payout (annuitization)
period	-	-	-	1,880	-

Total net assets	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Total number of shares	9,192	248,974	611,192	1,280,366	319,922

Cost of shares	$ 173	$ 2,416	$ 5,654	$ 14,671	$ 3,791

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Van
		ING T. Rowe	ING T. Rowe		Kampen
	ING Pioneer	Price Capital	Price Equity	ING Templeton	Capital Growth
	Mid Cap Value	Appreciation	Income	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Total assets	700	7,963	4,389	438	23,558
Net assets	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Net assets
Accumulation units	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,182
Contracts in payout (annuitization)
period	-	-	-	-	376

Total net assets	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Total number of shares	92,376	516,386	518,744	53,220	3,394,578

Cost of shares	$ 1,089	$ 12,358	$ 6,974	$ 770	$ 45,026

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van		ING VP Index
	Kampen		Plus	ING VP Index	ING Wells
	Growth and	ING Van	International	Plus	Fargo Small
	Income	Kampen Real Equity Portfolio		International	Cap Disciplined
	Portfolio -	Estate Portfolio	- Institutional	Equity Portfolio	Portfolio -
	Service Class	- Service Class	Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 835	$ 1,064	$ 9,835	$ 600	$ 123
Total assets	835	1,064	9,835	600	123
Net assets	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Net assets
Accumulation units	$ 835	$ 1,064	$ 8,714	$ 600	$ 123
Contracts in payout (annuitization)
period	-	-	1,121	-	-

Total net assets	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Total number of shares	52,873	75,584	1,906,069	116,442	19,712

Cost of shares	$ 1,316	$ 1,877	$ 21,564	$ 1,291	$ 195

The accompanying notes are an integral part of these financial statements.

17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING American	ING American		ING Baron	ING Columbia
	Century Large	Century Small-		Small Cap	Small Cap
	Company Value	Mid Cap Value	ING Baron	Growth	Value II
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 170	$ 1,200	$ 266	$ 2,765	$ 761
Total assets	170	1,200	266	2,765	761
Net assets	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Net assets
Accumulation units	$ 170	$ 1,200	$ 266	$ 2,765	$ 761
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Total number of shares	36,366	163,500	37,923	249,580	111,588

Cost of shares	$ 189	$ 1,715	$ 405	$ 4,304	$ 1,114

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Legg	ING	ING
			Mason Partners	Neuberger	Neuberger
	ING Davis New ING JPMorgan		Aggressive	Berman	Berman
	York Venture	Mid Cap Value	Growth	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226
Total assets	2,118	1,530	16,298	14,045	226
Net assets	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Net assets
Accumulation units	$ 2,118	$ 1,530	$ 15,638	$ 11,670	$ 226
Contracts in payout (annuitization)
period	-	-	660	2,375	-

Total net assets	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Total number of shares	173,918	164,714	554,927	2,548,944	41,285

Cost of shares	$ 3,323	$ 2,467	$ 18,882	$ 26,582	$ 264

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING	ING
	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Strategic	Strategic	ING PIMCO	ING Pioneer
	Global	Income	Income	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668
Total assets	76,622	44,027	16	9,940	12,668
Net assets	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Net assets
Accumulation units	$ 74,064	$ 41,558	$ -	$ 9,940	$ 11,380
Contracts in payout (annuitization)
period	2,558	2,469	16	-	1,288
Total net assets	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Total number of shares	8,438,524	4,913,729	1,735	902,822	1,945,996

Cost of shares	$ 108,429	$ 51,326	$ 19	$ 10,077	$ 17,565

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349
Total assets	2,423	1,467	1,196	764	1,349
Net assets	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Net assets
Accumulation units	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Total number of shares	277,838	180,002	149,158	96,167	143,980

Cost of shares	$ 3,217	$ 2,079	$ 1,768	$ 1,073	$ 1,563

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe			ING UBS U.S.
	Diversified Mid	Price Growth	ING Templeton	ING	Large Cap
	Cap Growth	Equity	Foreign Equity	Thornburg	Equity
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Initial Class	Initial Class	Initial Class	- Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297
Total assets	32,650	25,211	18,241	13,421	15,297
Net assets	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Net assets
Accumulation units	$ 32,650	$ 22,010	$ 16,993	$ 11,621	$ 15,297
Contracts in payout (annuitization)
period	-	3,201	1,248	1,800	-

Total net assets	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Total number of shares	7,097,747	771,464	2,317,820	658,542	2,467,276

Cost of shares	$ 55,311	$ 35,506	$ 29,435	$ 17,056	$ 20,559

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		ING Van	ING VP	ING VP	ING VP
	ING Van	Kampen	Strategic	Strategic	Strategic
	Kampen	Equity and	Allocation	Allocation	Allocation
	Comstock	Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608
Total assets	1,370	67,293	8,278	8,438	9,608
Net assets	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Net assets
Accumulation units	$ 1,370	$ 67,293	$ 6,242	$ 6,430	$ 7,269
Contracts in payout (annuitization)
period	-	-	2,036	2,008	2,339
Total net assets	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Total number of shares	192,434	2,613,313	905,707	932,377	1,055,859

Cost of shares	$ 2,256	$ 88,758	$ 11,421	$ 12,777	$ 14,564

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING VP
Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio	Core Portfolio	Core Portfolio -
	Class I	Series 3	- Series 4	- Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445
Total assets	186,679	16,807	2,543	1,685	22,445
Net assets	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Net assets
Accumulation units	$ 141,206	$ 16,807	$ 2,543	$ 1,685	$ 22,445
Contracts in payout (annuitization)
period	45,473	-	-	-	-
Total net assets	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Total number of shares	12,354,647	1,771,032	302,422	213,348	2,754,030

Cost of shares	$ 237,330	$ 17,638	$ 2,977	$ 2,058	$ 26,891

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio	Core Portfolio
	Series 7	Series 8	Series 9	- Series 10	- Series 11

Assets
Investments in mutual funds
at fair value	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130
Total assets	12,593	10,922	8,130	6,522	8,130
Net assets	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Net assets
Accumulation units	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Total number of shares	1,572,115	1,370,359	1,025,235	783,855	987,852

Cost of shares	$ 15,103	$ 13,262	$ 9,817	$ 7,603	$ 9,411

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING BlackRock
				Global Science	ING
	ING GET U.S.	ING GET U.S.	ING GET U.S.	and Technology	International
	Core Portfolio	Core Portfolio	Core Portfolio	Portfolio -	Index Portfolio
	- Series 12	- Series 13	- Series 14	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211
Total assets	20,401	19,436	21,091	3,743	211
Net assets	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Net assets
Accumulation units	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Total number of shares	2,553,318	1,943,575	2,016,332	1,141,276	32,871

Cost of shares	$ 24,272	$ 19,674	$ 20,564	$ 5,675	$ 315

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING	ING	ING Russell™
	Aggregate	Large Cap	Opportunistic	Opportunistic	Large Cap
	Bond Index®	Growth	Large Cap	Large Cap	Index
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 96	$ 7,963	$ 4,682	$ 285	$ 641
Total assets	96	7,963	4,682	285	641
Net assets	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Net assets
Accumulation units	$ 96	$ 6,902	$ 4,682	$ 285	$ 641
Contracts in payout (annuitization)
period	-	1,061	-	-	-

Total net assets	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Total number of shares	9,520	1,144,145	541,295	33,219	88,894

Cost of shares	$ 92	$ 9,875	$ 6,856	$ 451	$ 653

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Index Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465
Total assets	29	35	79,909	7,814	3,465
Net assets	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Net assets
Accumulation units	$ 29	$ 35	$ 62,222	$ 7,814	$ 3,465
Contracts in payout (annuitization)
period	-	-	17,687	-	-

Total net assets	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Total number of shares	4,411	4,562	7,654,109	786,096	368,191

Cost of shares	$ 42	$ 45	$ 117,772	$ 13,494	$ 5,919

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING VP Small	ING VP	MidCap	MidCap	SmallCap
	Company	International	Opportunities	Opportunities	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522
Total assets	27,869	3,607	498	2,720	522
Net assets	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Net assets
Accumulation units	$ 24,019	$ 3,607	$ 498	$ 2,720	$ 522
Contracts in payout (annuitization)
period	3,850	-	-	-	-

Total net assets	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Total number of shares	2,381,962	532,770	77,869	432,475	42,569

Cost of shares	$ 45,187	$ 6,662	$ 698	$ 2,844	$ 640

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING VP				Janus Aspen
	SmallCap	ING VP	ING VP	ING VP Money	Series Balanced
	Opportunities	Balanced	Intermediate	Market	Portfolio -
	Portfolio -	Portfolio -	Bond Portfolio	Portfolio -	Institutional
	Class S	Class I	- Class I	Class I	Shares

Assets
Investments in mutual funds
at fair value	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16
Total assets	1,876	81,353	100,529	207,378	16
Net assets	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Net assets
Accumulation units	$ 1,876	$ 58,301	$ 91,590	$ 196,878	$ 16
Contracts in payout (annuitization)
period	-	23,052	8,939	10,500	-

Total net assets	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Total number of shares	155,661	8,861,996	9,073,007	207,377,659	684

Cost of shares	$ 2,798	$ 111,675	$ 117,716	$ 207,378	$ 18

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Mid-Cap
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Value
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC

Assets
Investments in mutual funds
at fair value	$ 3	$ 5	$ 1	$ 2	$ 2,000
Total assets	3	5	1	2	2,000
Net assets	$ 3	$ 5	$ 1	$ 2	$ 2,000

Net assets
Accumulation units	$ 3	$ 5	$ 1	$ 2	$ 2,000
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 3	$ 5	$ 1	$ 2	$ 2,000

Total number of shares	223	347	63	91	190,286

Cost of shares	$ 3	$ 7	$ 2	$ 3	$ 3,752

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

PIMCO Real
			Oppenheimer		Return
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Portfolio -
	Global	Main Street	Small Cap	Mid Cap	Administrative
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Class

Assets
Investments in mutual funds
at fair value	$ 47	$ 255	$ 382	$ 37	$ 5,888
Total assets	47	255	382	37	5,888
Net assets	$ 47	$ 255	$ 382	$ 37	$ 5,888

Net assets
Accumulation units	$ 47	$ -	$ 382	$ -	$ 5,888
Contracts in payout (annuitization)
period	-	255	-	37	-

Total net assets	$ 47	$ 255	$ 382	$ 37	$ 5,888

Total number of shares	2,318	17,495	35,848	1,344	522,923

Cost of shares	$ 77	$ 409	$ 636	$ 67	$ 6,601

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA

Assets
Investments in mutual funds
at fair value	$ 1,033	$ 308	$ 406	$ 1,732	$ 231
Total assets	1,033	308	406	1,732	231
Net assets	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Net assets
Accumulation units	$ 1,033	$ 308	$ 406	$ 1,732	$ 231
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Total number of shares	65,239	47,733	19,633	124,865	11,968

Cost of shares	$ 2,330	$ 493	$ 573	$ 3,386	$ 394

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders	Federated
	Fund - Series I	Equity Fund -	Balanced	Fund II -	Capital Income
	Shares	Series I Shares	Portfolio	Primary Shares	Fund II

Net investment income (loss)
Income:
Dividends	$ -	$ 31	$ 39	$ 253	$ 125

Total investment income	-	31	39	253	125
Expenses:
Mortality and expense risk and
other charges	6	14	17	182	28
Total expenses	6	14	17	182	28
Net investment income (loss)	(6)	17	22	71	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	86	8	(2,513)	163
Capital gains distributions	-	-	22	3,909	-

Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	1,396	163
Net unrealized appreciation
(depreciation) of investments	(376)	(600)	(598)	(6,707)	(698)
Net realized and unrealized gain (loss)
on investments	(386)	(514)	(568)	(5,311)	(535)
Net increase (decrease) in net assets
resulting from operations	$ (392)	$ (497)	$ (546)	$ (5,240)	$ (438)

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II

Net investment income (loss)
Income:
Dividends	$ 138	$ 101	$ 478	$ 16	$ -

Total investment income	138	101	478	16	-
Expenses:
Mortality and expense risk and
other charges	50	28	66	34	62
Total expenses	50	28	66	34	62
Net investment income (loss)	88	73	412	(18)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	(9)	(59)	111	(358)
Capital gains distributions	-	-	-	-	1,296

Total realized gain (loss) on investments
and capital gains distributions	61	(9)	(59)	111	938
Net unrealized appreciation
(depreciation) of investments	(1,429)	(10)	(1,681)	(1,453)	(3,095)
Net realized and unrealized gain (loss)
on investments	(1,368)	(19)	(1,740)	(1,342)	(2,157)
Net increase (decrease) in net assets
resulting from operations	$ (1,280)	$ 54	$ (1,328)	$ (1,360)	$ (2,219)

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 49	$ 2,266	$ 101	$ 8	$ 178

Total investment income	49	2,266	101	8	178
Expenses:
Mortality and expense risk and
other charges	28	1,259	115	1	69
Total expenses	28	1,259	115	1	69
Net investment income (loss)	21	1,007	(14)	7	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,460	317	(1)	(362)
Capital gains distributions	-	115	-	-	934

Total realized gain (loss) on investments
and capital gains distributions	-	1,575	317	(1)	572
Net unrealized appreciation
(depreciation) of investments	-	(56,060)	(7,918)	(30)	(4,850)
Net realized and unrealized gain (loss)
on investments	-	(54,485)	(7,601)	(31)	(4,278)
Net increase (decrease) in net assets
resulting from operations	$ 21	$ (53,478)	$ (7,615)	$ (24)	$ (4,169)

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,601	$ 649	$ 41	$ 46	$ 411
Total investment income	1,601	649	41	46	411
Expenses:
Mortality and expense risk and
other charges	2,096	439	14	32	64
Total expenses	2,096	439	14	32	64
Net investment income (loss)	(495)	210	27	14	347

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,172	689	(5)	(16)	(2,157)
Capital gains distributions	5,455	361	1	316	1,163
Total realized gain (loss) on investments
and capital gains distributions	10,627	1,050	(4)	300	(994)
Net unrealized appreciation
(depreciation) of investments	(103,575)	(15,330)	(69)	(1,705)	(117)
Net realized and unrealized gain (loss)
on investments	(92,948)	(14,280)	(73)	(1,405)	(1,111)
Net increase (decrease) in net assets
resulting from operations	$ (93,443)	$ (14,070)	$ (46)	$ (1,391)	$ (764)

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 456	$ -	$ 162	$ 251	$ 381

Total investment income	456	-	162	251	381
Expenses:
Mortality and expense risk and
other charges	221	1	266	228	275
Total expenses	221	1	266	228	275
Net investment income (loss)	235	(1)	(104)	23	106

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	352	(28)	(89)	(160)	(197)
Capital gains distributions	-	25	1,529	693	1,230

Total realized gain (loss) on investments
and capital gains distributions	352	(3)	1,440	533	1,033
Net unrealized appreciation
(depreciation) of investments	(849)	(70)	(12,672)	(8,829)	(12,561)
Net realized and unrealized gain (loss)
on investments	(497)	(73)	(11,232)	(8,296)	(11,528)
Net increase (decrease) in net assets
resulting from operations	$ (262)	$ (74)	$ (11,336)	$ (8,273)	$ (11,422)

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING BlackRock
	Large Cap		ING Evergreen	ING FMRSM
	Growth	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Portfolio -	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Class	Service Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 64	$ 1	$ 48	$ 242	$ 8
Total investment income	64	1	48	242	8
Expenses:
Mortality and expense risk and
other charges	393	6	121	270	10
Total expenses	393	6	121	270	10
Net investment income (loss)	(329)	(5)	(73)	(28)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,417)	(110)	(6)	(1,281)	(127)
Capital gains distributions	3,685	33	1,085	1,546	92
Total realized gain (loss) on investments
and capital gains distributions	1,268	(77)	1,079	265	(35)
Net unrealized appreciation
(depreciation) of investments	(16,599)	(238)	(3,981)	(10,098)	(546)
Net realized and unrealized gain (loss)
on investments	(15,331)	(315)	(2,902)	(9,833)	(581)
Net increase (decrease) in net assets
resulting from operations	$ (15,660)	$ (320)	$ (2,975)	$ (9,861)	$ (583)

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

			ING Global
	ING Franklin	ING Franklin	Real Estate	ING Global	ING Global
	Income	Mutual Shares	Portfolio -	Real Estate	Resources
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 160	$ 83	$ -	$ -	$ 185

Total investment income	160	83	-	-	185
Expenses:
Mortality and expense risk and
other charges	71	36	3	21	112
Total expenses	71	36	3	21	112
Net investment income (loss)	89	47	(3)	(21)	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(245)	(166)	(49)	(488)	(493)
Capital gains distributions	40	4	-	-	1,883

Total realized gain (loss) on investments
and capital gains distributions	(205)	(162)	(49)	(488)	1,390
Net unrealized appreciation
(depreciation) of investments	(1,616)	(1,162)	(449)	(385)	(6,547)
Net realized and unrealized gain (loss)
on investments	(1,821)	(1,324)	(498)	(873)	(5,157)
Net increase (decrease) in net assets
resulting from operations	$ (1,732)	$ (1,277)	$ (501)	$ (894)	$ (5,084)

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	ING Janus	Markets Equity	Emerging	Equity	Small Cap Core
	Contrarian	Portfolio -	Markets Equity	Portfolio -	Equity
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 160	$ 183	$ 22	$ 1
Total investment income	1	160	183	22	1
Expenses:
Mortality and expense risk and
other charges	1	94	64	36	1
Total expenses	1	94	64	36	1
Net investment income (loss)	-	66	119	(14)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(105)	(10)	371	(162)	(15)
Capital gains distributions	28	361	451	262	11
Total realized gain (loss) on investments
and capital gains distributions	(77)	351	822	100	(4)
Net unrealized appreciation
(depreciation) of investments	(47)	(4,720)	(5,878)	(1,062)	(40)
Net realized and unrealized gain (loss)
on investments	(124)	(4,369)	(5,056)	(962)	(44)
Net increase (decrease) in net assets
resulting from operations	$ (124)	$ (4,303)	$ (4,937)	$ (976)	$ (44)

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Portfolio -	Mason Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 634	$ 64	$ -	$ 38	$ -

Total investment income	634	64	-	38	-
Expenses:
Mortality and expense risk and
other charges	222	29	112	166	2
Total expenses	222	29	112	166	2
Net investment income (loss)	412	35	(112)	(128)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,210)	(71)	(257)	(1,849)	(67)
Capital gains distributions	2,020	239	1,216	3,151	78
Total realized gain (loss) on investments
and capital gains distributions	810	168	959	1,302	11
Net unrealized appreciation
(depreciation) of investments	(9,990)	(1,247)	(7,252)	(11,479)	(237)
Net realized and unrealized gain (loss)
on investments	(9,180)	(1,079)	(6,293)	(10,177)	(226)
Net increase (decrease) in net assets
resulting from operations	$ (8,768)	$ (1,044)	$ (6,405)	$ (10,305)	$ (228)

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING Lord
	ING LifeStyle		ING LifeStyle		Abbett
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 27	$ 104	$ 202	$ 182	$ 178
Total investment income	27	104	202	182	178
Expenses:
Mortality and expense risk and
other charges	20	81	139	131	46
Total expenses	20	81	139	131	46
Net investment income (loss)	7	23	63	51	132

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(104)	(319)	(299)	(201)
Capital gains distributions	162	358	491	325	776
Total realized gain (loss) on investments
and capital gains distributions	(23)	254	172	26	575
Net unrealized appreciation
(depreciation) of investments	(766)	(3,134)	(4,070)	(3,025)	(3,148)

Net realized and unrealized gain (loss)
on investments	(789)	(2,880)	(3,898)	(2,999)	(2,573)

Net increase (decrease) in net assets
resulting from operations	$ (782)	$ (2,857)	$ (3,835)	$ (2,948)	$ (2,441)

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Lord		ING Marsico	ING MFS Total
	Abbett	ING Marsico	International	Return	ING MFS Total
	Affiliated	Growth	Opportunities	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 17	$ 10	$ 97	$ 4,198	$ 85
Total investment income	17	10	97	4,198	85
Expenses:
Mortality and expense risk and
other charges	9	18	116	894	12
Total expenses	9	18	116	894	12
Net investment income (loss)	8	(8)	(19)	3,304	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(75)	(431)	(4,389)	(68)
Capital gains distributions	104	-	1,006	6,658	143

Total realized gain (loss) on investments
and capital gains distributions	37	(75)	575	2,269	75
Net unrealized appreciation
(depreciation) of investments	(351)	(847)	(6,683)	(23,157)	(498)
Net realized and unrealized gain (loss)
on investments	(314)	(922)	(6,108)	(20,888)	(423)
Net increase (decrease) in net assets
resulting from operations	$ (306)	$ (930)	$ (6,127)	$ (17,584)	$ (350)

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

			ING
			Oppenheimer	ING
	ING MFS	ING Mid Cap	Main Street	Oppenheimer	ING PIMCO
	Utilities	Growth	Portfolio® -	Main Street	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio® -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 102	$ -	$ 67	$ 4	$ 193

Total investment income	102	-	67	4	193
Expenses:
Mortality and expense risk and
other charges	28	1	30	1	28
Total expenses	28	1	30	1	28
Net investment income (loss)	74	(1)	37	3	165

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(310)	(18)	(85)	(1)	(157)
Capital gains distributions	399	-	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	89	(18)	(85)	(1)	(156)
Net unrealized appreciation
(depreciation) of investments	(1,701)	3	(939)	(62)	(580)
Net realized and unrealized gain (loss)
on investments	(1,612)	(15)	(1,024)	(63)	(736)
Net increase (decrease) in net assets
resulting from operations	$ (1,538)	$ (16)	$ (987)	$ (60)	$ (571)

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Pioneer		ING Pioneer		ING T. Rowe
	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital
	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 143	$ 516	$ 64	$ 15	$ 399
Total investment income	143	516	64	15	399
Expenses:
Mortality and expense risk and
other charges	46	200	25	12	80
Total expenses	46	200	25	12	80
Net investment income (loss)	97	316	39	3	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(196)	588	(134)	(175)	(275)
Capital gains distributions	-	608	181	58	865

Total realized gain (loss) on investments
and capital gains distributions	(196)	1,196	47	(117)	590
Net unrealized appreciation
(depreciation) of investments	(1,671)	(7,916)	(1,278)	(284)	(3,970)
Net realized and unrealized gain (loss)
on investments	(1,867)	(6,720)	(1,231)	(401)	(3,380)
Net increase (decrease) in net assets
resulting from operations	$ (1,770)	$ (6,404)	$ (1,192)	$ (398)	$ (3,061)

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

				ING Van	ING Van
	ING T. Rowe			Kampen	Kampen
	Price Equity	ING Templeton	ING UBS U.S.	Capital Growth	Growth and
	Income	Global Growth	Allocation	Portfolio -	Income
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 247	$ 9	$ 150	$ 40	$ 39
Total investment income	247	9	150	40	39
Expenses:
Mortality and expense risk and
other charges	59	12	21	339	9
Total expenses	59	12	21	339	9
Net investment income (loss)	188	(3)	129	(299)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(456)	(155)	(952)	(1,990)	(42)
Capital gains distributions	488	36	615	1,136	83
Total realized gain (loss) on investments
and capital gains distributions	32	(119)	(337)	(854)	41
Net unrealized appreciation
(depreciation) of investments	(2,867)	(297)	(128)	(21,468)	(458)
Net realized and unrealized gain (loss)
on investments	(2,835)	(416)	(465)	(22,322)	(417)
Net increase (decrease) in net assets
resulting from operations	$ (2,647)	$ (419)	$ (336)	$ (22,621)	$ (387)

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

			ING VP Index
	ING Van		Plus	ING VP Index
	Kampen Large		International	Plus	ING Wells
	Cap Growth	ING Van	Equity	International	Fargo
	Portfolio -	Kampen Real	Portfolio -	Equity	Disciplined
	Institutional	Estate Portfolio	Institutional	Portfolio -	Value Portfolio
	Class	- Service Class	Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 283	$ 19	$ 1,132	$ 55	$ 11
Total investment income	283	19	1,132	55	11
Expenses:
Mortality and expense risk and
other charges	213	13	215	8	3
Total expenses	213	13	215	8	3
Net investment income (loss)	70	6	917	47	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,050)	(882)	(3,863)	(136)	(86)
Capital gains distributions	1,817	292	5,025	261	-

Total realized gain (loss) on investments
and capital gains distributions	(1,233)	(590)	1,162	125	(86)
Net unrealized appreciation
(depreciation) of investments	(2,223)	(283)	(11,378)	(666)	30
Net realized and unrealized gain (loss)
on investments	(3,456)	(873)	(10,216)	(541)	(56)
Net increase (decrease) in net assets
resulting from operations	$ (3,386)	$ (867)	$ (9,299)	$ (494)	$ (48)

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Wells	ING American	ING American		ING Baron
	Fargo Small	Century Large	Century Small-		Small Cap
	Cap Disciplined	Company Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 27	$ 9	$ -	$ -

Total investment income	2	27	9	-	-
Expenses:
Mortality and expense risk and
other charges	3	2	10	5	39
Total expenses	3	2	10	5	39
Net investment income (loss)	(1)	25	(1)	(5)	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(214)	(51)	(256)	(133)
Capital gains distributions	26	78	138	10	135
Total realized gain (loss) on investments
and capital gains distributions	(32)	(136)	87	(246)	2
Net unrealized appreciation
(depreciation) of investments	(50)	4	(403)	(140)	(2,082)
Net realized and unrealized gain (loss)
on investments	(82)	(132)	(316)	(386)	(2,080)
Net increase (decrease) in net assets
resulting from operations	$ (83)	$ (107)	$ (317)	$ (391)	$ (2,119)

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

					ING Legg
	ING Columbia				Mason Partners
	Small Cap	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive
	Value II	York Venture	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 21	$ 1,035	$ 43	$ -

Total investment income	1	21	1,035	43	-
Expenses:
Mortality and expense risk and
other charges	14	32	125	20	321
Total expenses	14	32	125	20	321
Net investment income (loss)	(13)	(11)	910	23	(321)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	(82)	(12,350)	(32)	1,691
Capital gains distributions	9	31	17,447	197	-

Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	5,097	165	1,691
Net unrealized appreciation
(depreciation) of investments	(484)	(1,332)	(7,404)	(1,009)	(13,101)
Net realized and unrealized gain (loss)
on investments	(513)	(1,383)	(2,307)	(844)	(11,410)
Net increase (decrease) in net assets
resulting from operations	$ (526)	$ (1,394)	$ (1,397)	$ (821)	$ (11,731)

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger	ING Neuberger
	Government	Berman	Berman	Berman	ING OpCap
	Securities	Partners	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 180	$ 68	$ -	$ -	$ 36

Total investment income	180	68	-	-	36
Expenses:
Mortality and expense risk and
other charges	49	356	1	-	6

Total expenses	49	356	1	-	6

Net investment income (loss)	131	(288)	(1)	-	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(214)	(865)	(33)	(15)	(477)
Capital gains distributions	378	-	-	-	164

Total realized gain (loss) on investments
and capital gains distributions	164	(865)	(33)	(15)	(313)
Net unrealized appreciation
(depreciation) of investments	(127)	(15,646)	(39)	11	23
Net realized and unrealized gain (loss)
on investments	37	(16,511)	(72)	(4)	(290)
Net increase (decrease) in net assets
resulting from operations	$ 168	$ (16,799)	$ (73)	$ (4)	$ (260)

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

		ING	ING
		Oppenheimer	Oppenheimer
	ING	Strategic	Strategic	ING PIMCO	ING Pioneer
	Oppenheimer	Income	Income	Total Return	High Yield
	Global Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,679	$ 3,021	$ 1	$ 419	$ 492
Total investment income	2,679	3,021	1	419	492
Expenses:
Mortality and expense risk and
other charges	1,412	738	-	80	59

Total expenses	1,412	738	-	80	59

Net investment income (loss)	1,267	2,283	1	339	433

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,671	815	-	84	(460)
Capital gains distributions	9,258	202	-	134	7

Total realized gain (loss) on investments
and capital gains distributions	11,929	1,017	-	218	(453)
Net unrealized appreciation
(depreciation) of investments	(71,805)	(13,035)	(4)	(649)	(4,889)
Net realized and unrealized gain (loss)
on investments	(59,876)	(12,018)	(4)	(431)	(5,342)
Net increase (decrease) in net assets
resulting from operations	$ (58,609)	$ (9,735)	$ (3)	$ (92)	$ (4,909)

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

					ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 46	$ 21	$ 19	$ 11	$ 20
Total investment income	46	21	19	11	20
Expenses:
Mortality and expense risk and
other charges	20	15	13	9	10
Total expenses	20	15	13	9	10
Net investment income (loss)	26	6	6	2	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	(77)	(81)	(253)	(9)
Capital gains distributions	59	47	48	33	20
Total realized gain (loss) on investments
and capital gains distributions	113	(30)	(33)	(220)	11
Net unrealized appreciation
(depreciation) of investments	(908)	(680)	(626)	(308)	(241)
Net realized and unrealized gain (loss)
on investments	(795)	(710)	(659)	(528)	(230)
Net increase (decrease) in net assets
resulting from operations	$ (769)	$ (704)	$ (653)	$ (526)	$ (220)

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Initial Class	Initial Class	Initial Class	Service Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 232	$ 529	$ 602	$ -	$ 106

Total investment income	232	529	602	-	106
Expenses:
Mortality and expense risk and
other charges	624	513	208	5	240
Total expenses	624	513	208	5	240
Net investment income (loss)	(392)	16	394	(5)	(134)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	213	1,201	(1,809)	(26)	1,095
Capital gains distributions	8,215	3,035	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)	1,095
Net unrealized appreciation
(depreciation) of investments	(35,176)	(25,140)	(11,194)	(45)	(11,027)
Net realized and unrealized gain (loss)
on investments	(26,748)	(20,904)	(13,003)	(71)	(9,932)
Net increase (decrease) in net assets
resulting from operations	$ (27,140)	$ (20,888)	$ (12,609)	$ (76)	$ (10,066)

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING VP
	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van	Strategic
	Large Cap	Small Cap	Kampen	Kampen Equity	Allocation
	Equity	Growth	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Class I

Net investment income (loss)
Income:
Dividends	$ 550	$ -	$ 73	$ 4,479	$ 477

Total investment income	550	-	73	4,479	477
Expenses:
Mortality and expense risk and
other charges	296	-	16	1,100	144

Total expenses	296	-	16	1,100	144

Net investment income (loss)	254	-	57	3,379	333

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	661	(7)	(53)	(36)	(301)
Capital gains distributions	-	-	114	4,939	942

Total realized gain (loss) on investments
and capital gains distributions	661	(7)	61	4,903	641
Net unrealized appreciation
(depreciation) of investments	(12,137)	4	(955)	(32,701)	(3,955)
Net realized and unrealized gain (loss)
on investments	(11,476)	(3)	(894)	(27,798)	(3,314)
Net increase (decrease) in net assets
resulting from operations	$ (11,222)	$ (3)	$ (837)	$ (24,419)	$ (2,981)

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and
	Growth	Moderate	Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 1	Series 2

Net investment income (loss)
Income:
Dividends	$ 269	$ 418	$ 3,880	$ 502	$ 240
Total investment income	269	418	3,880	502	240
Expenses:
Mortality and expense risk and
other charges	133	173	2,933	177	95
Total expenses	133	173	2,933	177	95
Net investment income (loss)	136	245	947	325	145

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(175)	(439)	4,363	(1,752)	(688)
Capital gains distributions	1,530	1,634	-	1,207	390

Total realized gain (loss) on investments
and capital gains distributions	1,355	1,195	4,363	(545)	(298)
Net unrealized appreciation
(depreciation) of investments	(6,271)	(6,295)	(129,666)	(475)	(219)
Net realized and unrealized gain (loss)
on investments	(4,916)	(5,100)	(125,303)	(1,020)	(517)
Net increase (decrease) in net assets
resulting from operations	$ (4,780)	$ (4,855)	$ (124,356)	$ (695)	$ (372)

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7

Net investment income (loss)
Income:
Dividends	$ 434	$ 93	$ 34	$ 504	$ 319
Total investment income	434	93	34	504	319
Expenses:
Mortality and expense risk and
other charges	370	60	34	447	272
Total expenses	370	60	34	447	272
Net investment income (loss)	64	33	-	57	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(91)	(127)	(702)	(691)
Capital gains distributions	1,002	422	395	4,268	3,092
Total realized gain (loss) on investments
and capital gains distributions	995	331	268	3,566	2,401
Net unrealized appreciation
(depreciation) of investments	(2,136)	(623)	(479)	(5,913)	(3,677)
Net realized and unrealized gain (loss)
on investments	(1,141)	(292)	(211)	(2,347)	(1,276)
Net increase (decrease) in net assets
resulting from operations	$ (1,077)	$ (259)	$ (211)	$ (2,290)	$ (1,229)

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12

Net investment income (loss)
Income:
Dividends	$ 248	$ 208	$ 218	$ 222	$ 506
Total investment income	248	208	218	222	506
Expenses:
Mortality and expense risk and
other charges	212	160	139	152	510
Total expenses	212	160	139	152	510
Net investment income (loss)	36	48	79	70	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(340)	(270)	(347)	(328)	(1,946)
Capital gains distributions	2,387	1,949	1,525	1,733	7,008
Total realized gain (loss) on investments
and capital gains distributions	2,047	1,679	1,178	1,405	5,062
Net unrealized appreciation
(depreciation) of investments	(3,239)	(2,484)	(1,796)	(1,698)	(8,028)
Net realized and unrealized gain (loss)
on investments	(1,192)	(805)	(618)	(293)	(2,966)
Net increase (decrease) in net assets
resulting from operations	$ (1,156)	$ (757)	$ (539)	$ (223)	$ (2,970)

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING Lehman
			ING BlackRock		Brothers U.S.
			Global Science	ING	Aggregate
	ING GET U.S.	ING GET U.S.	and Technology	International	Bond Index®
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio	Portfolio -
	Series 13	Series 14	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 581	$ 440	$ -	$ 4	$ 1

Total investment income	581	440	-	4	1
Expenses:
Mortality and expense risk and
other charges	527	455	68	1	-
Total expenses	527	455	68	1	-
Net investment income (loss)	54	(15)	(68)	3	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(378)	33	148	-	1
Capital gains distributions	1,767	127	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,389	160	148	-	1
Net unrealized appreciation
(depreciation) of investments	(1,590)	(20)	(3,138)	(104)	4
Net realized and unrealized gain (loss)
on investments	(201)	140	(2,990)	(104)	5
Net increase (decrease) in net assets
resulting from operations	$ (147)	$ 125	$ (3,058)	$ (101)	$ 6

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING
	Opportunistic	ING	ING
	Large Cap	Opportunistic	Opportunistic	ING Russell™	ING Russell™
	Growth	Large Cap	Large Cap	Large Cap	Mid Cap Index
	Portfolio -	Value Portfolio	Value Portfolio	Index Portfolio	Portfolio -
	Class I	- Class I	- Class S	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 98	$ 141	$ 9	$ 7	$ -

Total investment income	98	141	9	7	-
Expenses:
Mortality and expense risk and
other charges	143	82	6	-	-

Total expenses	143	82	6	-	-

Net investment income (loss)	(45)	59	3	7	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	663	179	(44)	(6)	(5)
Capital gains distributions	-	1,107	88	-	-

Total realized gain (loss) on investments
and capital gains distributions	663	1,286	44	(6)	(5)
Net unrealized appreciation
(depreciation) of investments	(7,666)	(4,318)	(266)	(12)	(13)
Net realized and unrealized gain (loss)
on investments	(7,003)	(3,032)	(222)	(18)	(18)
Net increase (decrease) in net assets
resulting from operations	$ (7,048)	$ (2,973)	$ (219)	$ (11)	$ (18)

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Russell™	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Index Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 2,695	$ 161	$ 46	$ 447

Total investment income	-	2,695	161	46	447
Expenses:
Mortality and expense risk and
other charges	-	1,507	94	40	497

Total expenses	-	1,507	94	40	497

Net investment income (loss)	-	1,188	67	6	(50)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	9,179	(169)	(200)	(1,819)
Capital gains distributions	-	9,470	1,513	313	5,656

Total realized gain (loss) on investments
and capital gains distributions	(6)	18,649	1,344	113	3,837
Net unrealized appreciation
(depreciation) of investments	(10)	(74,251)	(6,555)	(2,004)	(18,242)
Net realized and unrealized gain (loss)
on investments	(16)	(55,602)	(5,211)	(1,891)	(14,405)
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ (54,414)	$ (5,144)	$ (1,885)	$ (14,455)

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING VP			ING VP	ING VP
	Financial	ING VP High	ING VP	MidCap	MidCap
	Services	Yield Bond	International	Opportunities	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Class I	Class I	- Class I	Class I	Class S

Net investment income (loss)
Income:
Dividends	$ 12	$ 1,252	$ 133	$ -	$ -

Total investment income	12	1,252	133	-	-
Expenses:
Mortality and expense risk and
other charges	4	192	42	6	58
Total expenses	4	192	42	6	58
Net investment income (loss)	8	1,060	91	(6)	(58)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(309)	(3,297)	(372)	(14)	782
Capital gains distributions	49	-	716	-	-

Total realized gain (loss) on investments
and capital gains distributions	(260)	(3,297)	344	(14)	782
Net unrealized appreciation
(depreciation) of investments	97	1,092	(2,981)	(312)	(2,722)
Net realized and unrealized gain (loss)
on investments	(163)	(2,205)	(2,637)	(326)	(1,940)
Net increase (decrease) in net assets
resulting from operations	$ (155)	$ (1,145)	$ (2,546)	$ (332)	$ (1,998)

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		ING VP	ING VP
		SmallCap	SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	- Class I	Class I	Class S	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 26	$ -	$ -	$ 4,243	$ 6,055

Total investment income	26	-	-	4,243	6,055
Expenses:
Mortality and expense risk and
other charges	8	3	39	1,375	1,229
Total expenses	8	3	39	1,375	1,229
Net investment income (loss)	18	(3)	(39)	2,868	4,826

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(623)	(83)	91	(1,420)	(2,946)
Capital gains distributions	262	63	516	10,974	2,670
Total realized gain (loss) on investments
and capital gains distributions	(361)	(20)	607	9,554	(276)
Net unrealized appreciation
(depreciation) of investments	389	(128)	(1,789)	(49,597)	(15,079)
Net realized and unrealized gain (loss)
on investments	28	(148)	(1,182)	(40,043)	(15,355)
Net increase (decrease) in net assets
resulting from operations	$ 46	$ (151)	$ (1,221)	$ (37,175)	$ (10,529)

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

				Janus Aspen	Janus Aspen
		Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	ING VP Money	Series Balanced	Series Flexible	Cap Growth	Growth
	Market	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Portfolio -	Institutional	- Institutional	Institutional	Institutional
	Class I	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 10,799	$ -	$ -	$ -	$ -

Total investment income	10,799	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	2,569	-	-	-	-

Total expenses	2,569	-	-	-	-

Net investment income (loss)	8,230	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	411	1	-	-	1
Capital gains distributions	-	1	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	411	2	-	-	1
Net unrealized appreciation
(depreciation) of investments	(5,671)	(5)	-	(4)	(3)
Net realized and unrealized gain (loss)
on investments	(5,260)	(3)	-	(4)	(2)
Net increase (decrease) in net assets
resulting from operations	$ 2,970	$ (3)	$ -	$ (4)	$ (2)

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	Janus Aspen
	Series
	Worldwide	Lord Abbett
	Growth	Series Fund -			Oppenheimer
	Portfolio -	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio - Class	Global	Main Street	Small Cap
	Shares	VC	Securities/VA	Fund®/VA	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ -	$ 36	$ 1	$ 6	$ 3

Total investment income	-	36	1	6	3
Expenses:
Mortality and expense risk and
other charges	-	28	-	4	4

Total expenses	-	28	-	4	4

Net investment income (loss)	-	8	1	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(354)	-	(6)	(19)
Capital gains distributions	-	119	5	25	29

Total realized gain (loss) on investments
and capital gains distributions	-	(235)	5	19	10
Net unrealized appreciation
(depreciation) of investments	(2)	(1,270)	(37)	(191)	(245)
Net realized and unrealized gain (loss)
on investments	(2)	(1,505)	(32)	(172)	(235)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ (1,497)	$ (31)	$ (170)	$ (236)

The accompanying notes are an integral part of these financial statements.

65

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -	Wanger
	Fund/VA	Class	Class I	Class I	International

Net investment income (loss)
Income:
Dividends	$ -	$ 231	$ 10	$ 70	$ 9

Total investment income	-	231	10	70	9
Expenses:
Mortality and expense risk and
other charges	1	55	20	8	7
Total expenses	1	55	20	8	7
Net investment income (loss)	(1)	176	(10)	62	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	(9)	(714)	(209)	(402)
Capital gains distributions	-	9	407	9	131

Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)	(271)
Net unrealized appreciation
(depreciation) of investments	(28)	(764)	(1,479)	(169)	(185)
Net realized and unrealized gain (loss)
on investments	(48)	(764)	(1,786)	(369)	(456)
Net increase (decrease) in net assets
resulting from operations	$ (49)	$ (588)	$ (1,796)	$ (307)	$ (454)

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$ -	$ -

Total investment income	-	-
Expenses:
Mortality and expense risk and
other charges	26	3
Total expenses	26	3
Net investment income (loss)	(26)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(293)	(59)
Capital gains distributions	104	37
Total realized gain (loss) on investments
and capital gains distributions	(189)	(22)
Net unrealized appreciation
(depreciation) of investments	(1,660)	(142)
Net realized and unrealized gain (loss)
on investments	(1,849)	(164)
Net increase (decrease) in net assets
resulting from operations	$ (1,875)	$ (167)

The accompanying notes are an integral part of these financial statements.

67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders
	Fund - Series I	Equity Fund -	Balanced	Fund II -
	Shares	Series I Shares	Portfolio	Primary Shares

Net assets at January 1, 2007	$ 1,077	$ 1,623	$ 2,101	$ 24,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	21	25
Total realized gain (loss) on investments
and capital gains distributions	73	83	248	2,447
Net unrealized appreciation (depreciation)
of investments	58	29	(231)	(4,673)
Net increase (decrease) in net assets from operations	122	115	38	(2,201)
Changes from principal transactions:
Total unit transactions	(270)	(246)	(373)	(5,138)
Increase (decrease) in assets derived from principal
transactions	(270)	(246)	(373)	(5,138)
Total increase (decrease)	(148)	(131)	(335)	(7,339)
Net assets at December 31, 2007	929	1,492	1,766	17,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	17	22	71
Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	1,396
Net unrealized appreciation (depreciation)
of investments	(376)	(600)	(598)	(6,707)
Net increase (decrease) in net assets from operations	(392)	(497)	(546)	(5,240)
Changes from principal transactions:
Total unit transactions	(14)	89	(48)	(3,434)
Increase (decrease) in assets derived from principal
transactions	(14)	89	(48)	(3,434)
Total increase (decrease)	(406)	(408)	(594)	(8,674)
Net assets at December 31, 2008	$ 523	$ 1,084	$ 1,172	$ 8,770

The accompanying notes are an integral part of these financial statements.

68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

			Federated Fund	Federated High
	Federated	Federated	for U.S.	Income Bond
	Capital Income	Equity Income	Government	Fund II -
	Fund II	Fund II	Securities II	Primary Shares

Net assets at January 1, 2007	$ 3,039	$ 6,196	$ 2,385	$ 6,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	87	68	416
Total realized gain (loss) on investments
and capital gains distributions	9	253	(15)	118
Net unrealized appreciation (depreciation)
of investments	(39)	(270)	48	(400)
Net increase (decrease) in net assets from operations	77	70	101	134
Changes from principal transactions:
Total unit transactions	(579)	(1,577)	(361)	(1,075)
Increase (decrease) in assets derived from principal
transactions	(579)	(1,577)	(361)	(1,075)
Total increase (decrease)	(502)	(1,507)	(260)	(941)
Net assets at December 31, 2007	2,537	4,689	2,125	5,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	88	73	412
Total realized gain (loss) on investments
and capital gains distributions	163	61	(9)	(59)
Net unrealized appreciation (depreciation)
of investments	(698)	(1,429)	(10)	(1,681)
Net increase (decrease) in net assets from operations	(438)	(1,280)	54	(1,328)
Changes from principal transactions:
Total unit transactions	(608)	(1,015)	(263)	(766)
Increase (decrease) in assets derived from principal
transactions	(608)	(1,015)	(263)	(766)
Total increase (decrease)	(1,046)	(2,295)	(209)	(2,094)
Net assets at December 31, 2008	$ 1,491	$ 2,394	$ 1,916	$ 3,488

The accompanying notes are an integral part of these financial statements.

69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies	Prime Money	Portfolio -
	Equity Fund II	Fund II	Fund II	Initial Class

Net assets at January 1, 2007	$ 3,845	$ 6,433	$ 2,102	$ 187,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(92)	70	601
Total realized gain (loss) on investments
and capital gains distributions	178	32	-	25,838
Net unrealized appreciation (depreciation)
of investments	169	1,067	-	(24,034)

Net increase (decrease) in net assets from operations	301	1,007	70	2,405
Changes from principal transactions:
Total unit transactions	(597)	(1,326)	(257)	(45,976)
Increase (decrease) in assets derived from principal
transactions	(597)	(1,326)	(257)	(45,976)
Total increase (decrease)	(296)	(319)	(187)	(43,571)
Net assets at December 31, 2007	3,549	6,114	1,915	144,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(62)	21	1,007
Total realized gain (loss) on investments
and capital gains distributions	111	938	-	1,575
Net unrealized appreciation (depreciation)
of investments	(1,453)	(3,095)	-	(56,060)

Net increase (decrease) in net assets from operations	(1,360)	(2,219)	21	(53,478)
Changes from principal transactions:
Total unit transactions	(805)	(1,355)	(189)	(29,548)
Increase (decrease) in assets derived from principal
transactions	(805)	(1,355)	(189)	(29,548)
Total increase (decrease)	(2,165)	(3,574)	(168)	(83,026)
Net assets at December 31, 2008	$ 1,384	$ 2,540	$ 1,747	$ 61,149

The accompanying notes are an integral part of these financial statements.

70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2007	$ 14,214	$ 223	$ 8,523	$ 267,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	8	225	(900)
Total realized gain (loss) on investments
and capital gains distributions	625	2	1,493	86,953
Net unrealized appreciation (depreciation)
of investments	2,724	(6)	(353)	(47,847)
Net increase (decrease) in net assets from operations	3,338	4	1,365	38,206
Changes from principal transactions:
Total unit transactions	(597)	(124)	288	(63,726)
Increase (decrease) in assets derived from principal
transactions	(597)	(124)	288	(63,726)
Total increase (decrease)	2,741	(120)	1,653	(25,520)
Net assets at December 31, 2007	16,955	103	10,176	241,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	7	109	(495)
Total realized gain (loss) on investments
and capital gains distributions	317	(1)	572	10,627
Net unrealized appreciation (depreciation)
of investments	(7,918)	(30)	(4,850)	(103,575)
Net increase (decrease) in net assets from operations	(7,615)	(24)	(4,169)	(93,443)
Changes from principal transactions:
Total unit transactions	(1,389)	(10)	(1,423)	(38,933)
Increase (decrease) in assets derived from principal
transactions	(1,389)	(10)	(1,423)	(38,933)
Total increase (decrease)	(9,004)	(34)	(5,592)	(132,376)
Net assets at December 31, 2008	$ 7,951	$ 69	$ 4,584	$ 109,547

The accompanying notes are an integral part of these financial statements.

71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	Initial Class	Initial Class	- Class 2	- Series U

Net assets at January 1, 2007	$ 49,643	$ 1,210	$ 4,969	$ 19,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	995	34	(12)	69
Total realized gain (loss) on investments
and capital gains distributions	2,817	(2)	658	377
Net unrealized appreciation (depreciation)
of investments	(1,805)	-	(770)	(67)

Net increase (decrease) in net assets from operations	2,007	32	(124)	379
Changes from principal transactions:
Total unit transactions	(10,262)	(163)	(582)	(3,043)
Increase (decrease) in assets derived from principal
transactions	(10,262)	(163)	(582)	(3,043)
Total increase (decrease)	(8,255)	(131)	(706)	(2,664)
Net assets at December 31, 2007	41,388	1,079	4,263	16,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	210	27	14	347
Total realized gain (loss) on investments
and capital gains distributions	1,050	(4)	300	(994)
Net unrealized appreciation (depreciation)
of investments	(15,330)	(69)	(1,705)	(117)
Net increase (decrease) in net assets from operations	(14,070)	(46)	(1,391)	(764)
Changes from principal transactions:
Total unit transactions	(5,596)	(157)	(143)	(16,209)
Increase (decrease) in assets derived from principal
transactions	(5,596)	(157)	(143)	(16,209)
Total increase (decrease)	(19,666)	(203)	(1,534)	(16,973)
Net assets at December 31, 2008	$ 21,722	$ 876	$ 2,729	$ -

The accompanying notes are an integral part of these financial statements.

72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING
		AllianceBernstein		ING American
		Mid Cap Growth	ING American	Funds Growth-
	ING GET Fund	Portfolio - Service	Funds Growth	Income
	- Series V	Class	Portfolio	Portfolio

Net assets at January 1, 2007	$ 30,716	$ 577	$ 31,969	$ 30,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	(2)	(320)	(93)
Total realized gain (loss) on investments
and capital gains distributions	119	(41)	3,198	2,572
Net unrealized appreciation (depreciation)
of investments	611	55	170	(1,549)
Net increase (decrease) in net assets from operations	811	12	3,048	930
Changes from principal transactions:
Total unit transactions	(5,796)	(406)	(6,922)	(7,123)
Increase (decrease) in assets derived from principal
transactions	(5,796)	(406)	(6,922)	(7,123)
Total increase (decrease)	(4,985)	(394)	(3,874)	(6,193)
Net assets at December 31, 2007	25,731	183	28,095	24,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	235	(1)	(104)	23
Total realized gain (loss) on investments
and capital gains distributions	352	(3)	1,440	533
Net unrealized appreciation (depreciation)
of investments	(849)	(70)	(12,672)	(8,829)
Net increase (decrease) in net assets from operations	(262)	(74)	(11,336)	(8,273)
Changes from principal transactions:
Total unit transactions	(25,469)	(45)	(4,219)	(4,859)
Increase (decrease) in assets derived from principal
transactions	(25,469)	(45)	(4,219)	(4,859)
Total increase (decrease)	(25,731)	(119)	(15,555)	(13,132)
Net assets at December 31, 2008	$ -	$ 64	$ 12,540	$ 11,419

The accompanying notes are an integral part of these financial statements.

73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING BlackRock
		Large Cap		ING Evergreen
	ING American	Growth	ING Evergreen	Omega
	Funds	Portfolio -	Health Sciences	Portfolio -
	International	Institutional	Portfolio -	Institutional
	Portfolio	Class	Service Class	Class

Net assets at January 1, 2007	$ 30,978	$ -	$ 562	$ 14,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(405)	(6)	(135)
Total realized gain (loss) on investments
and capital gains distributions	4,997	12	69	829
Net unrealized appreciation (depreciation)
of investments	(105)	(735)	(21)	701
Net increase (decrease) in net assets from operations	4,765	(1,128)	42	1,395
Changes from principal transactions:
Total unit transactions	(6,290)	44,795	(48)	(3,881)
Increase (decrease) in assets derived from principal
transactions	(6,290)	44,795	(48)	(3,881)
Total increase (decrease)	(1,525)	43,667	(6)	(2,486)
Net assets at December 31, 2007	29,453	43,667	556	11,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(329)	(5)	(73)
Total realized gain (loss) on investments
and capital gains distributions	1,033	1,268	(77)	1,079
Net unrealized appreciation (depreciation)
of investments	(12,561)	(16,599)	(238)	(3,981)
Net increase (decrease) in net assets from operations	(11,422)	(15,660)	(320)	(2,975)
Changes from principal transactions:
Total unit transactions	(4,597)	(6,581)	430	(1,973)
Increase (decrease) in assets derived from principal
transactions	(4,597)	(6,581)	430	(1,973)
Total increase (decrease)	(16,019)	(22,241)	110	(4,948)
Net assets at December 31, 2008	$ 13,434	$ 21,426	$ 666	$ 6,965

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING FMRSM
	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 28,943	$ 1,644	$ 4,316	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(305)	(10)	(20)	(22)
Total realized gain (loss) on investments
and capital gains distributions	(17)	(29)	186	(20)
Net unrealized appreciation (depreciation)
of investments	3,921	202	(173)	69
Net increase (decrease) in net assets from operations	3,599	163	(7)	27
Changes from principal transactions:
Total unit transactions	(3,799)	(551)	2,639	3,627
Increase (decrease) in assets derived from principal
transactions	(3,799)	(551)	2,639	3,627
Total increase (decrease)	(200)	(388)	2,632	3,654
Net assets at December 31, 2007	28,743	1,256	6,948	3,654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(2)	89	47
Total realized gain (loss) on investments
and capital gains distributions	265	(35)	(205)	(162)
Net unrealized appreciation (depreciation)
of investments	(10,098)	(546)	(1,616)	(1,162)
Net increase (decrease) in net assets from operations	(9,861)	(583)	(1,732)	(1,277)
Changes from principal transactions:
Total unit transactions	(5,304)	142	(1,734)	(492)
Increase (decrease) in assets derived from principal
transactions	(5,304)	142	(1,734)	(492)
Total increase (decrease)	(15,165)	(441)	(3,466)	(1,769)
Net assets at December 31, 2008	$ 13,578	$ 815	$ 3,482	$ 1,885

The accompanying notes are an integral part of these financial statements.

75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Global
	Real Estate	ING Global	ING Global	ING Janus
	Portfolio -	Real Estate	Resources	Contrarian
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ -	$ 2,017	$ 1,610	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	44	(91)	-
Total realized gain (loss) on investments
and capital gains distributions	-	158	1,479	-
Net unrealized appreciation (depreciation)
of investments	-	(593)	1,202	-

Net increase (decrease) in net assets from operations	-	(391)	2,590	-
Changes from principal transactions:
Total unit transactions	-	767	6,902	-

Increase (decrease) in assets derived from principal
transactions	-	767	6,902	-

Total increase (decrease)	-	376	9,492	-

Net assets at December 31, 2007	-	2,393	11,102	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(21)	73	-
Total realized gain (loss) on investments
and capital gains distributions	(49)	(488)	1,390	(77)
Net unrealized appreciation (depreciation)
of investments	(449)	(385)	(6,547)	(47)
Net increase (decrease) in net assets from operations	(501)	(894)	(5,084)	(124)
Changes from principal transactions:
Total unit transactions	1,588	(597)	180	263
Increase (decrease) in assets derived from principal
transactions	1,588	(597)	180	263
Total increase (decrease)	1,087	(1,491)	(4,904)	139
Net assets at December 31, 2008	$ 1,087	$ 902	$ 6,198	$ 139

The accompanying notes are an integral part of these financial statements.

76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	Markets Equity	Emerging	Equity	Small Cap Core
	Portfolio -	Markets Equity	Portfolio -	Equity
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class

Net assets at January 1, 2007	$ 4,487	$ 6,325	$ 6,901	$ 358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	11	(54)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,416	962	788	15
Net unrealized appreciation (depreciation)
of investments	741	1,571	(766)	(19)
Net increase (decrease) in net assets from operations	2,141	2,544	(32)	(6)
Changes from principal transactions:
Total unit transactions	3,262	1,443	(2,682)	(207)
Increase (decrease) in assets derived from principal
transactions	3,262	1,443	(2,682)	(207)
Total increase (decrease)	5,403	3,987	(2,714)	(213)
Net assets at December 31, 2007	9,890	10,312	4,187	145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	119	(14)	-
Total realized gain (loss) on investments
and capital gains distributions	351	822	100	(4)
Net unrealized appreciation (depreciation)
of investments	(4,720)	(5,878)	(1,062)	(40)
Net increase (decrease) in net assets from operations	(4,303)	(4,937)	(976)	(44)
Changes from principal transactions:
Total unit transactions	(2,259)	(1,191)	(1,292)	1
Increase (decrease) in assets derived from principal
transactions	(2,259)	(1,191)	(1,292)	1
Total increase (decrease)	(6,562)	(6,128)	(2,268)	(43)
Net assets at December 31, 2008	$ 3,328	$ 4,184	$ 1,919	$ 102

The accompanying notes are an integral part of these financial statements.

77

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value
	Portfolio -	Opportunities	Baer Foreign	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class

Net assets at January 1, 2007	$ 41,313	$ 3,543	$ 13,881	$ 31,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	(7)	(143)	(350)
Total realized gain (loss) on investments
and capital gains distributions	4,592	361	2,106	1,703
Net unrealized appreciation (depreciation)
of investments	(4,873)	(404)	185	(2,837)
Net increase (decrease) in net assets from operations	(207)	(50)	2,148	(1,484)
Changes from principal transactions:
Total unit transactions	(13,412)	(596)	(285)	(9,198)
Increase (decrease) in assets derived from principal
transactions	(13,412)	(596)	(285)	(9,198)
Total increase (decrease)	(13,619)	(646)	1,863	(10,682)
Net assets at December 31, 2007	27,694	2,897	15,744	21,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	412	35	(112)	(128)
Total realized gain (loss) on investments
and capital gains distributions	810	168	959	1,302
Net unrealized appreciation (depreciation)
of investments	(9,990)	(1,247)	(7,252)	(11,479)
Net increase (decrease) in net assets from operations	(8,768)	(1,044)	(6,405)	(10,305)
Changes from principal transactions:
Total unit transactions	(8,350)	(427)	(2,183)	(3,994)
Increase (decrease) in assets derived from principal
transactions	(8,350)	(427)	(2,183)	(3,994)
Total increase (decrease)	(17,118)	(1,471)	(8,588)	(14,299)
Net assets at December 31, 2008	$ 10,576	$ 1,426	$ 7,156	$ 7,015

The accompanying notes are an integral part of these financial statements.

78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate
	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 571	$ 1,239	$ 8,785	$ 13,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(13)	(38)	(15)
Total realized gain (loss) on investments
and capital gains distributions	24	215	610	794
Net unrealized appreciation (depreciation)
of investments	(55)	(151)	(361)	(340)
Net increase (decrease) in net assets from operations	(36)	51	211	439
Changes from principal transactions:
Total unit transactions	(101)	911	(803)	519
Increase (decrease) in assets derived from principal
transactions	(101)	911	(803)	519
Total increase (decrease)	(137)	962	(592)	958
Net assets at December 31, 2007	434	2,201	8,193	14,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	23	63
Total realized gain (loss) on investments
and capital gains distributions	11	(23)	254	172
Net unrealized appreciation (depreciation)
of investments	(237)	(766)	(3,134)	(4,070)
Net increase (decrease) in net assets from operations	(228)	(782)	(2,857)	(3,835)
Changes from principal transactions:
Total unit transactions	(44)	(351)	(559)	(3,941)
Increase (decrease) in assets derived from principal
transactions	(44)	(351)	(559)	(3,941)
Total increase (decrease)	(272)	(1,133)	(3,416)	(7,776)
Net assets at December 31, 2008	$ 162	$ 1,068	$ 4,777	$ 6,997

The accompanying notes are an integral part of these financial statements.

79

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord
	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 10,417	$ 45	$ 1,071	$ 918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(25)	2	(14)
Total realized gain (loss) on investments
and capital gains distributions	593	25	39	68
Net unrealized appreciation (depreciation)
of investments	(217)	129	(15)	74
Net increase (decrease) in net assets from operations	400	129	26	128
Changes from principal transactions:
Total unit transactions	1,459	6,856	(142)	1,096
Increase (decrease) in assets derived from principal
transactions	1,459	6,856	(142)	1,096
Total increase (decrease)	1,859	6,985	(116)	1,224
Net assets at December 31, 2007	12,276	7,030	955	2,142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	132	8	(8)
Total realized gain (loss) on investments
and capital gains distributions	26	575	37	(75)
Net unrealized appreciation (depreciation)
of investments	(3,025)	(3,148)	(351)	(847)
Net increase (decrease) in net assets from operations	(2,948)	(2,441)	(306)	(930)
Changes from principal transactions:
Total unit transactions	(2,014)	(569)	(191)	73
Increase (decrease) in assets derived from principal
transactions	(2,014)	(569)	(191)	73
Total increase (decrease)	(4,962)	(3,010)	(497)	(857)
Net assets at December 31, 2008	$ 7,314	$ 4,020	$ 458	$ 1,285

The accompanying notes are an integral part of these financial statements.

80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Marsico	ING MFS Total
	International	Return	ING MFS Total	ING MFS
	Opportunities	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 13,618	$ 123,605	$ 1,658	$ 1,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	1,883	34	(3)
Total realized gain (loss) on investments
and capital gains distributions	2,516	7,483	107	613
Net unrealized appreciation (depreciation)
of investments	(236)	(5,657)	(86)	28
Net increase (decrease) in net assets from operations	2,256	3,709	55	638
Changes from principal transactions:
Total unit transactions	(2,141)	(34,415)	(90)	2,257
Increase (decrease) in assets derived from principal
transactions	(2,141)	(34,415)	(90)	2,257
Total increase (decrease)	115	(30,706)	(35)	2,895
Net assets at December 31, 2007	13,733	92,899	1,623	4,096

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	3,304	73	74
Total realized gain (loss) on investments
and capital gains distributions	575	2,269	75	89
Net unrealized appreciation (depreciation)
of investments	(6,683)	(23,157)	(498)	(1,701)
Net increase (decrease) in net assets from operations	(6,127)	(17,584)	(350)	(1,538)
Changes from principal transactions:
Total unit transactions	(2,468)	(26,475)	(120)	(397)
Increase (decrease) in assets derived from principal
transactions	(2,468)	(26,475)	(120)	(397)
Total increase (decrease)	(8,595)	(44,059)	(470)	(1,935)
Net assets at December 31, 2008	$ 5,138	$ 48,840	$ 1,153	$ 2,161

The accompanying notes are an integral part of these financial statements.

81

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING
		Oppenheimer	ING
	ING Mid Cap	Main Street	Oppenheimer	ING PIMCO
	Growth	Portfolio® -	Main Street	High Yield
	Portfolio -	Institutional	Portfolio® -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 109	$ 3,092	$ 168	$ 3,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(7)	1	180
Total realized gain (loss) on investments
and capital gains distributions	4	250	16	9
Net unrealized appreciation (depreciation)
of investments	(7)	(135)	(6)	(126)
Net increase (decrease) in net assets from operations	(5)	108	11	63
Changes from principal transactions:
Total unit transactions	70	(198)	(102)	(1,131)
Increase (decrease) in assets derived from principal
transactions	70	(198)	(102)	(1,131)
Total increase (decrease)	65	(90)	(91)	(1,068)
Net assets at December 31, 2007	174	3,002	77	2,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	37	3	165
Total realized gain (loss) on investments
and capital gains distributions	(18)	(85)	(1)	(156)
Net unrealized appreciation (depreciation)
of investments	3	(939)	(62)	(580)
Net increase (decrease) in net assets from operations	(16)	(987)	(60)	(571)
Changes from principal transactions:
Total unit transactions	(158)	(567)	95	(531)
Increase (decrease) in assets derived from principal
transactions	(158)	(567)	95	(531)
Total increase (decrease)	(174)	(1,554)	35	(1,102)
Net assets at December 31, 2008	$ -	$ 1,448	$ 112	$ 1,748

The accompanying notes are an integral part of these financial statements.

82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Pioneer		ING Pioneer
	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class

Net assets at January 1, 2007	$ -	$ 26,316	$ 36	$ 344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	(32)	(14)	(7)
Total realized gain (loss) on investments
and capital gains distributions	10	2,165	2	104
Net unrealized appreciation (depreciation)
of investments	(218)	(945)	(85)	(122)
Net increase (decrease) in net assets from operations	(149)	1,188	(97)	(25)
Changes from principal transactions:
Total unit transactions	6,439	(5,692)	3,819	928
Increase (decrease) in assets derived from principal
transactions	6,439	(5,692)	3,819	928
Total increase (decrease)	6,290	(4,504)	3,722	903
Net assets at December 31, 2007	6,290	21,812	3,758	1,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	316	39	3
Total realized gain (loss) on investments
and capital gains distributions	(196)	1,196	47	(117)
Net unrealized appreciation (depreciation)
of investments	(1,671)	(7,916)	(1,278)	(284)
Net increase (decrease) in net assets from operations	(1,770)	(6,404)	(1,192)	(398)
Changes from principal transactions:
Total unit transactions	(755)	(5,268)	(138)	(149)
Increase (decrease) in assets derived from principal
transactions	(755)	(5,268)	(138)	(149)
Total increase (decrease)	(2,525)	(11,672)	(1,330)	(547)
Net assets at December 31, 2008	$ 3,765	$ 10,140	$ 2,428	$ 700

The accompanying notes are an integral part of these financial statements.

83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	ING Templeton	ING UBS U.S.
	Appreciation	Income	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 5,804	$ 6,350	$ 692	$ 7,159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	24	(4)	45
Total realized gain (loss) on investments
and capital gains distributions	768	489	78	671
Net unrealized appreciation (depreciation)
of investments	(661)	(374)	(75)	(648)
Net increase (decrease) in net assets from operations	173	139	(1)	68
Changes from principal transactions:
Total unit transactions	3,033	873	577	(1,235)
Increase (decrease) in assets derived from principal
transactions	3,033	873	577	(1,235)
Total increase (decrease)	3,206	1,012	576	(1,167)
Net assets at December 31, 2007	9,010	7,362	1,268	5,992

Increase (decrease) in net assets
Operations:
Net investment income (loss)	319	188	(3)	129
Total realized gain (loss) on investments
and capital gains distributions	590	32	(119)	(337)
Net unrealized appreciation (depreciation)
of investments	(3,970)	(2,867)	(297)	(128)
Net increase (decrease) in net assets from operations	(3,061)	(2,647)	(419)	(336)
Changes from principal transactions:
Total unit transactions	2,014	(326)	(411)	(5,656)
Increase (decrease) in assets derived from principal
transactions	2,014	(326)	(411)	(5,656)
Total increase (decrease)	(1,047)	(2,973)	(830)	(5,992)
Net assets at December 31, 2008	$ 7,963	$ 4,389	$ 438	$ -

The accompanying notes are an integral part of these financial statements.

84

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Large
	Capital Growth	Growth and	Cap Growth	ING Van
	Portfolio -	Income	Portfolio -	Kampen Real
	Institutional	Portfolio -	Institutional	Estate Portfolio
	Class	Service Class	Class	- Service Class

Net assets at January 1, 2007	$ -	$ 1,476	$ 78,216	$ 1,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	(765)	10
Total realized gain (loss) on investments
and capital gains distributions	-	105	976	(87)
Net unrealized appreciation (depreciation)
of investments	-	(83)	1,707	(586)

Net increase (decrease) in net assets from operations	-	29	1,918	(663)
Changes from principal transactions:
Total unit transactions	-	(310)	(19,845)	1,088

Increase (decrease) in assets derived from principal
transactions	-	(310)	(19,845)	1,088

Total increase (decrease)	-	(281)	(17,927)	425

Net assets at December 31, 2007	-	1,195	60,289	1,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	30	70	6
Total realized gain (loss) on investments
and capital gains distributions	(854)	41	(1,233)	(590)
Net unrealized appreciation (depreciation)
of investments	(21,468)	(458)	(2,223)	(283)
Net increase (decrease) in net assets from operations	(22,621)	(387)	(3,386)	(867)
Changes from principal transactions:
Total unit transactions	46,179	27	(56,903)	427
Increase (decrease) in assets derived from principal
transactions	46,179	27	(56,903)	427
Total increase (decrease)	23,558	(360)	(60,289)	(440)
Net assets at December 31, 2008	$ 23,558	$ 835	$ -	$ 1,064

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index
	Plus	ING VP Index
	International	Plus	ING Wells	ING Wells
	Equity	International	Fargo	Fargo Small
	Portfolio -	Equity	Disciplined	Cap Disciplined
	Institutional	Portfolio -	Value Portfolio	Portfolio -
	Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2007	$ -	$ 9,676	$ 225	$ 374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(129)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(14)	1,601	17	16
Net unrealized appreciation (depreciation)
of investments	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets from operations	(417)	838	(26)	(18)
Changes from principal transactions:
Total unit transactions	25,259	(9,169)	176	(38)
Increase (decrease) in assets derived from principal
transactions	25,259	(9,169)	176	(38)
Total increase (decrease)	24,842	(8,331)	150	(56)
Net assets at December 31, 2007	24,842	1,345	375	318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	917	47	8	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,162	125	(86)	(32)
Net unrealized appreciation (depreciation)
of investments	(11,378)	(666)	30	(50)
Net increase (decrease) in net assets from operations	(9,299)	(494)	(48)	(83)
Changes from principal transactions:
Total unit transactions	(5,708)	(251)	(327)	(112)
Increase (decrease) in assets derived from principal
transactions	(5,708)	(251)	(327)	(112)
Total increase (decrease)	(15,007)	(745)	(375)	(195)
Net assets at December 31, 2008	$ 9,835	$ 600	$ -	$ 123

The accompanying notes are an integral part of these financial statements.

86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING American	ING American		ING Baron
	Century Large	Century Small-		Small Cap
	Company Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 187	$ 1,650	$ 7	$ 7,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(7)	(3)	(62)
Total realized gain (loss) on investments
and capital gains distributions	34	242	6	591
Net unrealized appreciation (depreciation)
of investments	(41)	(278)	-	(197)

Net increase (decrease) in net assets from operations	(6)	(43)	3	332
Changes from principal transactions:
Total unit transactions	87	(208)	678	(2,160)
Increase (decrease) in assets derived from principal
transactions	87	(208)	678	(2,160)
Total increase (decrease)	81	(251)	681	(1,828)
Net assets at December 31, 2007	268	1,399	688	5,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	(5)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(136)	87	(246)	2
Net unrealized appreciation (depreciation)
of investments	4	(403)	(140)	(2,082)
Net increase (decrease) in net assets from operations	(107)	(317)	(391)	(2,119)
Changes from principal transactions:
Total unit transactions	9	118	(31)	(349)
Increase (decrease) in assets derived from principal
transactions	9	118	(31)	(349)
Total increase (decrease)	(98)	(199)	(422)	(2,468)
Net assets at December 31, 2008	$ 170	$ 1,200	$ 266	$ 2,765

The accompanying notes are an integral part of these financial statements.

87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING JPMorgan	ING JPMorgan
	Value II	York Venture	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 3,294	$ 2,083	$ 45,361	$ 2,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	(25)	364	(12)
Total realized gain (loss) on investments
and capital gains distributions	235	107	6,935	242
Net unrealized appreciation (depreciation)
of investments	(126)	(20)	(3,596)	(198)
Net increase (decrease) in net assets from operations	83	62	3,703	32
Changes from principal transactions:
Total unit transactions	(1,701)	1,241	(11,159)	184
Increase (decrease) in assets derived from principal
transactions	(1,701)	1,241	(11,159)	184
Total increase (decrease)	(1,618)	1,303	(7,456)	216
Net assets at December 31, 2007	1,676	3,386	37,905	2,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(11)	910	23
Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	5,097	165
Net unrealized appreciation (depreciation)
of investments	(484)	(1,332)	(7,404)	(1,009)
Net increase (decrease) in net assets from operations	(526)	(1,394)	(1,397)	(821)
Changes from principal transactions:
Total unit transactions	(389)	126	(36,508)	(631)
Increase (decrease) in assets derived from principal
transactions	(389)	126	(36,508)	(631)

Total increase (decrease)	(915)	(1,268)	(37,905)	(1,452)
Net assets at December 31, 2008	$ 761	$ 2,118	$ -	$ 1,530

The accompanying notes are an integral part of these financial statements.

88

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg	ING Lord
	Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	Aggressive	Government	Berman	Berman
	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 42,509	$ 11,549	$ 49,253	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(487)	402	(481)	-
Total realized gain (loss) on investments
and capital gains distributions	3,242	106	3,194	(18)
Net unrealized appreciation (depreciation)
of investments	(3,600)	134	710	1
Net increase (decrease) in net assets from operations	(845)	642	3,423	(17)
Changes from principal transactions:
Total unit transactions	(9,332)	(1,027)	(12,643)	64
Increase (decrease) in assets derived from principal
transactions	(9,332)	(1,027)	(12,643)	64
Total increase (decrease)	(10,177)	(385)	(9,220)	47
Net assets at December 31, 2007	32,332	11,164	40,033	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	131	(288)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,691	164	(865)	(33)
Net unrealized appreciation (depreciation)
of investments	(13,101)	(127)	(15,646)	(39)
Net increase (decrease) in net assets from operations	(11,731)	168	(16,799)	(73)
Changes from principal transactions:
Total unit transactions	(4,303)	(11,332)	(9,189)	252
Increase (decrease) in assets derived from principal
transactions	(4,303)	(11,332)	(9,189)	252
Total increase (decrease)	(16,034)	(11,164)	(25,988)	179
Net assets at December 31, 2008	$ 16,298	$ -	$ 14,045	$ 226

The accompanying notes are an integral part of these financial statements.

89

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING Neuberger			Oppenheimer
	Berman	ING OpCap	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	Initial Class

Net assets at January 1, 2007	$ 370	$ 1,186	$ 190,280	$ 70,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	3	(297)	2,249
Total realized gain (loss) on investments
and capital gains distributions	43	159	20,900	1,564
Net unrealized appreciation (depreciation)
of investments	(40)	(197)	(10,554)	1,033
Net increase (decrease) in net assets from operations	-	(35)	10,049	4,846
Changes from principal transactions:
Total unit transactions	(236)	(346)	(40,882)	(8,494)
Increase (decrease) in assets derived from principal
transactions	(236)	(346)	(40,882)	(8,494)
Total increase (decrease)	(236)	(381)	(30,833)	(3,648)
Net assets at December 31, 2007	134	805	159,447	66,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	30	1,267	2,283
Total realized gain (loss) on investments
and capital gains distributions	(15)	(313)	11,929	1,017
Net unrealized appreciation (depreciation)
of investments	11	23	(71,805)	(13,035)
Net increase (decrease) in net assets from operations	(4)	(260)	(58,609)	(9,735)
Changes from principal transactions:
Total unit transactions	(130)	(545)	(24,216)	(12,876)
Increase (decrease) in assets derived from principal
transactions	(130)	(545)	(24,216)	(12,876)
Total increase (decrease)	(134)	(805)	(82,825)	(22,611)
Net assets at December 31, 2008	$ -	$ -	$ 76,622	$ 44,027

The accompanying notes are an integral part of these financial statements.

90

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO	ING Pioneer
	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 1	$ 6,721	$ 21	$ 959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	182	38	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	48	(36)	5
Net unrealized appreciation (depreciation)
of investments	-	370	(8)	39

Net increase (decrease) in net assets from operations	1	600	(6)	39
Changes from principal transactions:
Total unit transactions	18	706	340	454
Increase (decrease) in assets derived from principal
transactions	18	706	340	454
Total increase (decrease)	19	1,306	334	493
Net assets at December 31, 2007	20	8,027	355	1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	339	433	26
Total realized gain (loss) on investments
and capital gains distributions	-	218	(453)	113
Net unrealized appreciation (depreciation)
of investments	(4)	(649)	(4,889)	(908)
Net increase (decrease) in net assets from operations	(3)	(92)	(4,909)	(769)
Changes from principal transactions:
Total unit transactions	(1)	2,005	17,222	1,740
Increase (decrease) in assets derived from principal
transactions	(1)	2,005	17,222	1,740
Total increase (decrease)	(4)	1,913	12,313	971
Net assets at December 31, 2008	$ 16	$ 9,940	$ 12,668	$ 2,423

The accompanying notes are an integral part of these financial statements.

91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 853	$ 453	$ 272	$ 408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(6)	(6)	(1)
Total realized gain (loss) on investments
and capital gains distributions	23	6	39	45
Net unrealized appreciation (depreciation)
of investments	7	17	(24)	2
Net increase (decrease) in net assets from operations	21	17	9	46
Changes from principal transactions:
Total unit transactions	1,543	1,160	1,100	810
Increase (decrease) in assets derived from principal
transactions	1,543	1,160	1,100	810
Total increase (decrease)	1,564	1,177	1,109	856
Net assets at December 31, 2007	2,417	1,630	1,381	1,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	2	10
Total realized gain (loss) on investments
and capital gains distributions	(30)	(33)	(220)	11
Net unrealized appreciation (depreciation)
of investments	(680)	(626)	(308)	(241)
Net increase (decrease) in net assets from operations	(704)	(653)	(526)	(220)
Changes from principal transactions:
Total unit transactions	(246)	219	(91)	305
Increase (decrease) in assets derived from principal
transactions	(246)	219	(91)	305
Total increase (decrease)	(950)	(434)	(617)	85
Net assets at December 31, 2008	$ 1,467	$ 1,196	$ 764	$ 1,349

The accompanying notes are an integral part of these financial statements.

92

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe
	Price
	Diversified Mid	ING T. Rowe	ING Templeton	ING Templeton
	Cap Growth	Price Growth	Foreign Equity	Foreign Equity
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 78,292	$ 60,240	$ -	$ 715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(769)	(467)	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	10,993	6,819	-	112
Net unrealized appreciation (depreciation)
of investments	(1,426)	(1,419)	-	10

Net increase (decrease) in net assets from operations	8,798	4,933	-	119
Changes from principal transactions:
Total unit transactions	(18,383)	(11,350)	-	704

Increase (decrease) in assets derived from principal
transactions	(18,383)	(11,350)	-	704

Total increase (decrease)	(9,585)	(6,417)	-	823

Net assets at December 31, 2007	68,707	53,823	-	1,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(392)	16	394	(5)
Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)
Net unrealized appreciation (depreciation)
of investments	(35,176)	(25,140)	(11,194)	(45)
Net increase (decrease) in net assets from operations	(27,140)	(20,888)	(12,609)	(76)
Changes from principal transactions:
Total unit transactions	(8,917)	(7,724)	30,850	(1,462)
Increase (decrease) in assets derived from principal
transactions	(8,917)	(7,724)	30,850	(1,462)
Total increase (decrease)	(36,057)	(28,612)	18,241	(1,538)
Net assets at December 31, 2008	$ 32,650	$ 25,211	$ 18,241	$ -

The accompanying notes are an integral part of these financial statements.

93

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van
		Large Cap	Small Cap	Kampen
	ING Thornburg	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2007	$ 28,919	$ 36,982	$ 29	$ 3,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(230)	(203)	(1)	10
Total realized gain (loss) on investments
and capital gains distributions	3,052	2,433	8	181
Net unrealized appreciation (depreciation)
of investments	(1,017)	(2,008)	(4)	(249)
Net increase (decrease) in net assets from operations	1,805	222	3	(58)
Changes from principal transactions:
Total unit transactions	(3,290)	(6,278)	4	(622)
Increase (decrease) in assets derived from principal
transactions	(3,290)	(6,278)	4	(622)
Total increase (decrease)	(1,485)	(6,056)	7	(680)
Net assets at December 31, 2007	27,434	30,926	36	2,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	254	-	57
Total realized gain (loss) on investments
and capital gains distributions	1,095	661	(7)	61
Net unrealized appreciation (depreciation)
of investments	(11,027)	(12,137)	4	(955)
Net increase (decrease) in net assets from operations	(10,066)	(11,222)	(3)	(837)
Changes from principal transactions:
Total unit transactions	(3,947)	(4,407)	(33)	(361)
Increase (decrease) in assets derived from principal
transactions	(3,947)	(4,407)	(33)	(361)
Total increase (decrease)	(14,013)	(15,629)	(36)	(1,198)
Net assets at December 31, 2008	$ 13,421	$ 15,297	$ -	$ 1,370

The accompanying notes are an integral part of these financial statements.

94

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I

Net assets at January 1, 2007	$ 142,375	$ 14,115	$ 15,119	$ 20,258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,506	283	76	183
Total realized gain (loss) on investments
and capital gains distributions	8,978	871	1,685	2,044
Net unrealized appreciation (depreciation)
of investments	(6,939)	(548)	(1,198)	(1,494)
Net increase (decrease) in net assets from operations	3,545	606	563	733
Changes from principal transactions:
Total unit transactions	(32,966)	(1,609)	(1,578)	(4,691)
Increase (decrease) in assets derived from principal
transactions	(32,966)	(1,609)	(1,578)	(4,691)
Total increase (decrease)	(29,421)	(1,003)	(1,015)	(3,958)
Net assets at December 31, 2007	112,954	13,112	14,104	16,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,379	333	136	245
Total realized gain (loss) on investments
and capital gains distributions	4,903	641	1,355	1,195
Net unrealized appreciation (depreciation)
of investments	(32,701)	(3,955)	(6,271)	(6,295)
Net increase (decrease) in net assets from operations	(24,419)	(2,981)	(4,780)	(4,855)
Changes from principal transactions:
Total unit transactions	(21,242)	(1,853)	(886)	(1,837)
Increase (decrease) in assets derived from principal
transactions	(21,242)	(1,853)	(886)	(1,837)
Total increase (decrease)	(45,661)	(4,834)	(5,666)	(6,692)
Net assets at December 31, 2008	$ 67,293	$ 8,278	$ 8,438	$ 9,608

The accompanying notes are an integral part of these financial statements.

95

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 1	Series 2	Series 3

Net assets at January 1, 2007	$ 372,591	$ 16,578	$ 9,019	$ 28,242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	811	94	70	163
Total realized gain (loss) on investments
and capital gains distributions	7,654	427	171	307
Net unrealized appreciation (depreciation)
of investments	13,733	(178)	(37)	322
Net increase (decrease) in net assets from operations	22,198	343	204	792
Changes from principal transactions:
Total unit transactions	(55,600)	(2,880)	(3,095)	(5,720)
Increase (decrease) in assets derived from principal
transactions	(55,600)	(2,880)	(3,095)	(5,720)
Total increase (decrease)	(33,402)	(2,537)	(2,891)	(4,928)
Net assets at December 31, 2007	339,189	14,041	6,128	23,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	947	325	145	64
Total realized gain (loss) on investments
and capital gains distributions	4,363	(545)	(298)	995
Net unrealized appreciation (depreciation)
of investments	(129,666)	(475)	(219)	(2,136)
Net increase (decrease) in net assets from operations	(124,356)	(695)	(372)	(1,077)
Changes from principal transactions:
Total unit transactions	(28,154)	(13,346)	(5,756)	(5,430)
Increase (decrease) in assets derived from principal
transactions	(28,154)	(13,346)	(5,756)	(5,430)
Total increase (decrease)	(152,510)	(14,041)	(6,128)	(6,507)
Net assets at December 31, 2008	$ 186,679	$ -	$ -	$ 16,807

The accompanying notes are an integral part of these financial statements.

96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7

Net assets at January 1, 2007	$ 5,115	$ 3,282	$ 42,523	$ 29,018

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(2)	243	175
Total realized gain (loss) on investments
and capital gains distributions	193	219	3,066	1,796
Net unrealized appreciation (depreciation)
of investments	(151)	(184)	(2,640)	(1,475)
Net increase (decrease) in net assets from operations	88	33	669	496
Changes from principal transactions:
Total unit transactions	(1,170)	(922)	(12,055)	(10,159)
Increase (decrease) in assets derived from principal
transactions	(1,170)	(922)	(12,055)	(10,159)
Total increase (decrease)	(1,082)	(889)	(11,386)	(9,663)
Net assets at December 31, 2007	4,033	2,393	31,137	19,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	-	57	47
Total realized gain (loss) on investments
and capital gains distributions	331	268	3,566	2,401
Net unrealized appreciation (depreciation)
of investments	(623)	(479)	(5,913)	(3,677)
Net increase (decrease) in net assets from operations	(259)	(211)	(2,290)	(1,229)
Changes from principal transactions:
Total unit transactions	(1,231)	(497)	(6,402)	(5,533)
Increase (decrease) in assets derived from principal
transactions	(1,231)	(497)	(6,402)	(5,533)
Total increase (decrease)	(1,490)	(708)	(8,692)	(6,762)
Net assets at December 31, 2008	$ 2,543	$ 1,685	$ 22,445	$ 12,593

The accompanying notes are an integral part of these financial statements.

97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11

Net assets at January 1, 2007	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	132	62	265
Total realized gain (loss) on investments
and capital gains distributions	2,156	1,342	1,125	836
Net unrealized appreciation (depreciation)
of investments	(1,767)	(903)	(768)	(946)
Net increase (decrease) in net assets from operations	479	571	419	155
Changes from principal transactions:
Total unit transactions	(13,295)	(8,738)	(8,470)	(7,622)
Increase (decrease) in assets derived from principal
transactions	(13,295)	(8,738)	(8,470)	(7,622)
Total increase (decrease)	(12,816)	(8,167)	(8,051)	(7,467)
Net assets at December 31, 2007	15,240	11,868	9,950	11,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	48	79	70
Total realized gain (loss) on investments
and capital gains distributions	2,047	1,679	1,178	1,405
Net unrealized appreciation (depreciation)
of investments	(3,239)	(2,484)	(1,796)	(1,698)
Net increase (decrease) in net assets from operations	(1,156)	(757)	(539)	(223)
Changes from principal transactions:
Total unit transactions	(3,162)	(2,981)	(2,889)	(3,077)
Increase (decrease) in assets derived from principal
transactions	(3,162)	(2,981)	(2,889)	(3,077)
Total increase (decrease)	(4,318)	(3,738)	(3,428)	(3,300)
Net assets at December 31, 2008	$ 10,922	$ 8,130	$ 6,522	$ 8,130

The accompanying notes are an integral part of these financial statements.

98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING BlackRock
				Global Science
	ING GET U.S.	ING GET U.S.	ING GET U.S.	and Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class I

Net assets at January 1, 2007	$ 48,943	$ 44,505	$ 85	$ 8,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(324)	(510)	(365)	(97)
Total realized gain (loss) on investments
and capital gains distributions	2,222	409	173	1,213
Net unrealized appreciation (depreciation)
of investments	(1,310)	1,284	547	183
Net increase (decrease) in net assets from operations	588	1,183	355	1,299
Changes from principal transactions:
Total unit transactions	(7,470)	(12,364)	25,132	(246)
Increase (decrease) in assets derived from principal
transactions	(7,470)	(12,364)	25,132	(246)
Total increase (decrease)	(6,882)	(11,181)	25,487	1,053
Net assets at December 31, 2007	42,061	33,324	25,572	9,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	54	(15)	(68)
Total realized gain (loss) on investments
and capital gains distributions	5,062	1,389	160	148
Net unrealized appreciation (depreciation)
of investments	(8,028)	(1,590)	(20)	(3,138)
Net increase (decrease) in net assets from operations	(2,970)	(147)	125	(3,058)
Changes from principal transactions:
Total unit transactions	(18,690)	(13,741)	(4,606)	(2,391)
Increase (decrease) in assets derived from principal
transactions	(18,690)	(13,741)	(4,606)	(2,391)
Total increase (decrease)	(21,660)	(13,888)	(4,481)	(5,449)
Net assets at December 31, 2008	$ 20,401	$ 19,436	$ 21,091	$ 3,743

The accompanying notes are an integral part of these financial statements.

99

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lehman	ING
		Brothers U.S.	Opportunistic	ING
	ING	Aggregate	Large Cap	Opportunistic
	International	Bond Index®	Growth	Large Cap
	Index Portfolio	Portfolio -	Portfolio -	Value Portfolio
	- Class I	Class I	Class I	- Class I

Net assets at January 1, 2007	$ -	$ -	$ 18,754	$ 11,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(177)	49
Total realized gain (loss) on investments
and capital gains distributions	-	-	950	758
Net unrealized appreciation (depreciation)
of investments	-	-	1,889	(553)

Net increase (decrease) in net assets from operations	-	-	2,662	254
Changes from principal transactions:
Total unit transactions	-	-	(4,052)	(2,966)

Increase (decrease) in assets derived from principal
transactions	-	-	(4,052)	(2,966)

Total increase (decrease)	-	-	(1,390)	(2,712)

Net assets at December 31, 2007	-	-	17,364	8,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	(45)	59
Total realized gain (loss) on investments
and capital gains distributions	-	1	663	1,286
Net unrealized appreciation (depreciation)
of investments	(104)	4	(7,666)	(4,318)
Net increase (decrease) in net assets from operations	(101)	6	(7,048)	(2,973)
Changes from principal transactions:
Total unit transactions	312	90	(2,353)	(1,154)
Increase (decrease) in assets derived from principal
transactions	312	90	(2,353)	(1,154)
Total increase (decrease)	211	96	(9,401)	(4,127)
Net assets at December 31, 2008	$ 211	$ 96	$ 7,963	$ 4,682

The accompanying notes are an integral part of these financial statements.

100

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap Index	Small Cap
	Value Portfolio	Index Portfolio	Portfolio -	Index Portfolio
	- Class S	- Class I	Class I	- Class I

Net assets at January 1, 2007	$ 1,192	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	64	-	-	-
Net unrealized appreciation (depreciation)
of investments	(43)	-	-	-

Net increase (decrease) in net assets from operations	24	-	-	-
Changes from principal transactions:
Total unit transactions	(432)	-	-	-

Increase (decrease) in assets derived from principal
transactions	(432)	-	-	-

Total increase (decrease)	(408)	-	-	-

Net assets at December 31, 2007	784	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	44	(6)	(5)	(6)
Net unrealized appreciation (depreciation)
of investments	(266)	(12)	(13)	(10)
Net increase (decrease) in net assets from operations	(219)	(11)	(18)	(16)
Changes from principal transactions:
Total unit transactions	(280)	652	47	51
Increase (decrease) in assets derived from principal
transactions	(280)	652	47	51
Total increase (decrease)	(499)	641	29	35
Net assets at December 31, 2008	$ 285	$ 641	$ 29	$ 35

The accompanying notes are an integral part of these financial statements.

101

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 152,360	$ 16,714	$ 8,727	$ 68,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(9)	(32)	(655)
Total realized gain (loss) on investments
and capital gains distributions	10,501	2,543	1,314	14,104
Net unrealized appreciation (depreciation)
of investments	(4,595)	(1,745)	(1,734)	(9,930)
Net increase (decrease) in net assets from operations	5,936	789	(452)	3,519
Changes from principal transactions:
Total unit transactions	(2,972)	(2,835)	(1,916)	(18,445)
Increase (decrease) in assets derived from principal
transactions	(2,972)	(2,835)	(1,916)	(18,445)
Total increase (decrease)	2,964	(2,046)	(2,368)	(14,926)
Net assets at December 31, 2007	155,324	14,668	6,359	53,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,188	67	6	(50)
Total realized gain (loss) on investments
and capital gains distributions	18,649	1,344	113	3,837
Net unrealized appreciation (depreciation)
of investments	(74,251)	(6,555)	(2,004)	(18,242)
Net increase (decrease) in net assets from operations	(54,414)	(5,144)	(1,885)	(14,455)
Changes from principal transactions:
Total unit transactions	(21,001)	(1,710)	(1,009)	(10,756)
Increase (decrease) in assets derived from principal
transactions	(21,001)	(1,710)	(1,009)	(10,756)
Total increase (decrease)	(75,415)	(6,854)	(2,894)	(25,211)
Net assets at December 31, 2008	$ 79,909	$ 7,814	$ 3,465	$ 27,869

The accompanying notes are an integral part of these financial statements.

102

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP			ING VP
	Financial	ING VP High	ING VP	MidCap
	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	Class I

Net assets at January 1, 2007	$ 426	$ 32,955	$ 6,725	$ 411

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,928	65	(5)
Total realized gain (loss) on investments
and capital gains distributions	46	59	1,694	35
Net unrealized appreciation (depreciation)
of investments	(121)	(1,666)	(933)	76
Net increase (decrease) in net assets from operations	(70)	321	826	106
Changes from principal transactions:
Total unit transactions	297	(9,020)	(1,048)	343
Increase (decrease) in assets derived from principal
transactions	297	(9,020)	(1,048)	343
Total increase (decrease)	227	(8,699)	(222)	449
Net assets at December 31, 2007	653	24,256	6,503	860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,060	91	(6)
Total realized gain (loss) on investments
and capital gains distributions	(260)	(3,297)	344	(14)
Net unrealized appreciation (depreciation)
of investments	97	1,092	(2,981)	(312)
Net increase (decrease) in net assets from operations	(155)	(1,145)	(2,546)	(332)
Changes from principal transactions:
Total unit transactions	(498)	(23,111)	(350)	(30)
Increase (decrease) in assets derived from principal
transactions	(498)	(23,111)	(350)	(30)
Total increase (decrease)	(653)	(24,256)	(2,896)	(362)
Net assets at December 31, 2008	$ -	$ -	$ 3,607	$ 498

The accompanying notes are an integral part of these financial statements.

103

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP		ING VP	ING VP
	MidCap		SmallCap	SmallCap
	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class S	- Class I	Class I	Class S

Net assets at January 1, 2007	$ 7,822	$ 5,083	$ 241	$ 5,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	40	(3)	(65)
Total realized gain (loss) on investments
and capital gains distributions	784	637	32	594
Net unrealized appreciation (depreciation)
of investments	879	(1,045)	(10)	(101)
Net increase (decrease) in net assets from operations	1,565	(368)	19	428
Changes from principal transactions:
Total unit transactions	(2,428)	(3,255)	150	(1,467)
Increase (decrease) in assets derived from principal
transactions	(2,428)	(3,255)	150	(1,467)
Total increase (decrease)	(863)	(3,623)	169	(1,039)
Net assets at December 31, 2007	6,959	1,460	410	4,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	18	(3)	(39)
Total realized gain (loss) on investments
and capital gains distributions	782	(361)	(20)	607
Net unrealized appreciation (depreciation)
of investments	(2,722)	389	(128)	(1,789)
Net increase (decrease) in net assets from operations	(1,998)	46	(151)	(1,221)
Changes from principal transactions:
Total unit transactions	(2,241)	(1,506)	263	(1,087)
Increase (decrease) in assets derived from principal
transactions	(2,241)	(1,506)	263	(1,087)
Total increase (decrease)	(4,239)	(1,460)	112	(2,308)
Net assets at December 31, 2008	$ 2,720	$ -	$ 522	$ 1,876

The accompanying notes are an integral part of these financial statements.

104

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				Janus Aspen
	ING VP	ING VP	ING VP Money	Series Balanced
	Balanced	Intermediate	Market	Portfolio -
	Portfolio -	Bond Portfolio -	Portfolio -	Institutional
	Class I	Class I	Class I	Shares

Net assets at January 1, 2007	$ 165,989	$ 115,703	$ 224,967	$ 21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,319	2,608	6,088	1
Total realized gain (loss) on investments
and capital gains distributions	11,934	(375)	2,744	-
Net unrealized appreciation (depreciation)
of investments	(7,477)	2,890	(779)	2
Net increase (decrease) in net assets from operations	6,776	5,123	8,053	3
Changes from principal transactions:
Total unit transactions	(27,316)	(15,629)	(28,176)	(1)
Increase (decrease) in assets derived from principal
transactions	(27,316)	(15,629)	(28,176)	(1)
Total increase (decrease)	(20,540)	(10,506)	(20,123)	2
Net assets at December 31, 2007	145,449	105,197	204,844	23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,868	4,826	8,230	-
Total realized gain (loss) on investments
and capital gains distributions	9,554	(276)	411	2
Net unrealized appreciation (depreciation)
of investments	(49,597)	(15,079)	(5,671)	(5)
Net increase (decrease) in net assets from operations	(37,175)	(10,529)	2,970	(3)
Changes from principal transactions:
Total unit transactions	(26,921)	5,861	(436)	(4)
Increase (decrease) in assets derived from principal
transactions	(26,921)	5,861	(436)	(4)
Total increase (decrease)	(64,096)	(4,668)	2,534	(7)
Net assets at December 31, 2008	$ 81,353	$ 100,529	$ 207,378	$ 16

The accompanying notes are an integral part of these financial statements.

105

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net assets at January 1, 2007	$ 12	$ 8	$ 7	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2)
Net unrealized appreciation (depreciation)
of investments	-	1	1	(1)

Net increase (decrease) in net assets from operations	1	1	1	(3)
Changes from principal transactions:
Total unit transactions	(1)	-	-	4

Increase (decrease) in assets derived from principal
transactions	(1)	-	-	4

Total increase (decrease)	-	1	1	1

Net assets at December 31, 2007	12	9	8	8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	1	-
Net unrealized appreciation (depreciation)
of investments	-	(4)	(3)	(2)

Net increase (decrease) in net assets from operations	-	(4)	(2)	(2)
Changes from principal transactions:
Total unit transactions	(9)	-	(5)	(4)

Increase (decrease) in assets derived from principal
transactions	(9)	-	(5)	(4)

Total increase (decrease)	(9)	(4)	(7)	(6)
Net assets at December 31, 2008	$ 3	$ 5	$ 1	$ 2

The accompanying notes are an integral part of these financial statements.

106

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio - Class	Global	Main Street	Small Cap
	VC	Securities/VA	Fund®/VA	Fund®/VA

Net assets at January 1, 2007	$ 4,642	$ 83	$ 381	$ 723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	688	4	8	26
Net unrealized appreciation (depreciation)
of investments	(655)	-	4	(34)

Net increase (decrease) in net assets from operations	9	4	11	(12)
Changes from principal transactions:
Total unit transactions	(510)	(3)	42	(94)
Increase (decrease) in assets derived from principal
transactions	(510)	(3)	42	(94)
Total increase (decrease)	(501)	1	53	(106)
Net assets at December 31, 2007	4,141	84	434	617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(235)	5	19	10
Net unrealized appreciation (depreciation)
of investments	(1,270)	(37)	(191)	(245)
Net increase (decrease) in net assets from operations	(1,497)	(31)	(170)	(236)
Changes from principal transactions:
Total unit transactions	(644)	(6)	(9)	1
Increase (decrease) in assets derived from principal
transactions	(644)	(6)	(9)	1
Total increase (decrease)	(2,141)	(37)	(179)	(235)
Net assets at December 31, 2008	$ 2,000	$ 47	$ 255	$ 382

The accompanying notes are an integral part of these financial statements.

107

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I

Net assets at January 1, 2007	$ 74	$ 2,452	$ -	$ 480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	93	(7)	44
Total realized gain (loss) on investments
and capital gains distributions	2	(55)	112	18
Net unrealized appreciation (depreciation)
of investments	(3)	196	182	(22)
Net increase (decrease) in net assets from operations	(2)	234	287	40
Changes from principal transactions:
Total unit transactions	108	1,923	2,583	932
Increase (decrease) in assets derived from principal
transactions	108	1,923	2,583	932
Total increase (decrease)	106	2,157	2,870	972
Net assets at December 31, 2007	180	4,609	2,870	1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	176	(10)	62
Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)
Net unrealized appreciation (depreciation)
of investments	(28)	(764)	(1,479)	(169)
Net increase (decrease) in net assets from operations	(49)	(588)	(1,796)	(307)
Changes from principal transactions:
Total unit transactions	(94)	1,867	(41)	(837)
Increase (decrease) in assets derived from principal
transactions	(94)	1,867	(41)	(837)
Total increase (decrease)	(143)	1,279	(1,837)	(1,144)
Net assets at December 31, 2008	$ 37	$ 5,888	$ 1,033	$ 308

The accompanying notes are an integral part of these financial statements.

108

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	Wanger
	International	Wanger Select	Wanger USA

Net assets at January 1, 2007	$ -	$ 2,085	$ 569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(33)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(33)	482	67
Net unrealized appreciation (depreciation)
of investments	18	(159)	(31)
Net increase (decrease) in net assets from operations	(19)	290	31
Changes from principal transactions:
Total unit transactions	1,191	1,930	(164)
Increase (decrease) in assets derived from principal
transactions	1,191	1,930	(164)
Total increase (decrease)	1,172	2,220	(133)
Net assets at December 31, 2007	1,172	4,305	436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(26)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(271)	(189)	(22)
Net unrealized appreciation (depreciation)
of investments	(185)	(1,660)	(142)
Net increase (decrease) in net assets from operations	(454)	(1,875)	(167)
Changes from principal transactions:
Total unit transactions	(312)	(698)	(38)
Increase (decrease) in assets derived from principal
transactions	(312)	(698)	(38)
Total increase (decrease)	(766)	(2,573)	(205)
Net assets at December 31, 2008	$ 406	$ 1,732	$ 231

The accompanying notes are an integral part of these financial statements.

109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2008, the Account had 150 investment divisions (the “Divisions”), 35 of which invest in independently managed mutual funds and 115 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
Calvert Variable Series, Inc.:	Fidelity® Variable Insurance Products V:
Calvert Social Balanced Portfolio	Fidelity® VIP Investment Grade Bond Portfolio -
Federated Insurance Series:	Initial Class
Federated American Leaders Fund II - Primary Shares	Franklin Templeton Variable Insurance Products Trust:
Federated Capital Income Fund II	Franklin Small Cap Value Securities Fund - Class 2
Federated Equity Income Fund II	ING Investors Trust:
Federated Fund for U.S. Government Securities II	ING AllianceBernstein Mid Cap Growth Portfolio -
Federated High Income Bond Fund II - Primary Shares	Service Class
Federated International Equity Fund II	ING American Funds Growth Portfolio
Federated Mid Cap Growth Strategies Fund II	ING American Funds Growth-Income Portfolio
Federated Prime Money Fund II	ING American Funds International Portfolio
Fidelity® Variable Insurance Products:	ING BlackRock Large Cap Growth Portfolio -
Fidelity® VIP Equity-Income Portfolio - Initial Class	Institutional Class*
Fidelity® VIP Growth Portfolio - Initial Class	ING Evergreen Health Sciences Portfolio - Service
Fidelity® VIP High Income Portfolio - Initial Class	Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class

110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio -	ING T. Rowe Price Equity Income Portfolio - Service
Institutional Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Templeton Global Growth Portfolio - Service
Class	Class
ING Franklin Income Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio -
ING Franklin Mutual Shares Portfolio - Service	Institutional Class**
Class*	ING Van Kampen Growth and Income Portfolio -
ING Global Real Estate Portfolio - Institutional	Service Class
Class**	ING Van Kampen Real Estate Portfolio - Service
ING Global Real Estate Portfolio - Service Class	Class
ING Global Resources Portfolio - Service Class	ING VP Index Plus International Equity Portfolio -
ING Janus Contrarian Portfolio - Service Class**	Institutional Class*
ING JPMorgan Emerging Markets Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class	Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Partners, Inc.:
Institutional Class	ING American Century Large Company Value
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Service Class
Service Class	ING American Century Small-Mid Cap Value
ING JPMorgan Value Opportunities Portfolio -	Portfolio - Service Class
Institutional Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio -	ING Baron Small Cap Growth Portfolio - Service
Service Class	Class
ING Julius Baer Foreign Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING Legg Mason Value Portfolio - Institutional Class	Class
ING Legg Mason Value Portfolio - Service Class	ING Davis New York Venture Portfolio - Service
ING LifeStyle Aggressive Growth Portfolio - Service	Class
Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING LifeStyle Growth Portfolio - Service Class	Class
ING LifeStyle Moderate Growth Portfolio - Service	ING Legg Mason Partners Aggressive Growth
Class	Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Initial
ING Lord Abbett Affiliated Portfolio - Institutional	Class
Class	ING Neuberger Berman Partners Portfolio - Service
ING Lord Abbett Affiliated Portfolio - Service Class	Class
ING Marsico Growth Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Marsico International Opportunities Portfolio -	ING Oppenheimer Strategic Income Portfolio - Initial
Service Class	Class
ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio -
ING MFS Total Return Portfolio - Service Class	Service Class
ING MFS Utilities Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® -	ING Pioneer High Yield Portfolio - Initial Class
Institutional Class	ING Solution 2015 Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service	ING Solution 2025 Portfolio - Service Class
Class	ING Solution 2035 Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Institutional	ING Solution Income Portfolio - Service Class
Class*	ING T. Rowe Price Diversified Mid Cap Growth
ING Pioneer Fund Portfolio - Institutional Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional	ING T. Rowe Price Growth Equity Portfolio - Initial
Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING T. Rowe Price Capital Appreciation Portfolio -	Class**
Service Class	ING Thornburg Value Portfolio - Initial Class

111

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING VP Small Company Portfolio - Class I
Class	ING Variable Products Trust:
ING Van Kampen Comstock Portfolio - Service Class	ING VP International Value Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING VP MidCap Opportunities Portfolio - Class I
Initial Class	ING VP MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Portfolios, Inc.:	ING VP SmallCap Opportunities Portfolio - Class I
ING VP Strategic Allocation Conservative Portfolio -	ING VP SmallCap Opportunities Portfolio - Class S
Class I	ING VP Balanced Portfolio, Inc.:
ING VP Strategic Allocation Growth Portfolio -	ING VP Balanced Portfolio - Class I
Class I	ING VP Intermediate Bond Portfolio:
ING VP Strategic Allocation Moderate Portfolio -	ING VP Intermediate Bond Portfolio - Class I
Class I	ING VP Money Market Portfolio:
ING Variable Funds:	ING VP Money Market Portfolio - Class I
ING VP Growth and Income Portfolio - Class I	Janus Aspen Series:
ING Variable Insurance Trust:	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 3	Shares
ING GET U.S. Core Portfolio - Series 4	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 5	Institutional Shares
ING GET U.S. Core Portfolio - Series 6	Janus Aspen Series Large Cap Growth Portfolio -
ING GET U.S. Core Portfolio - Series 7	Institutional Shares
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Mid Cap Growth Portfolio -
ING GET U.S. Core Portfolio - Series 9	Institutional Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Worldwide Growth Portfolio -
ING GET U.S. Core Portfolio - Series 11	Institutional Shares
ING GET U.S. Core Portfolio - Series 12	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 13	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING GET U.S. Core Portfolio - Series 14	Class VC
ING Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING BlackRock Global Science and Technology	Oppenheimer Global Securities/VA
Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING International Index Portfolio - Class I**	Oppenheimer Main Street Small Cap Fund®/VA
ING Lehman Brothers U.S. Aggregate Bond Index®	Oppenheimer Mid Cap Fund/VA
Portfolio - Class I**	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Growth Portfolio -	PIMCO Real Return Portfolio - Administrative Class
Class I	Pioneer Variable Contracts Trust:
ING Opportunistic Large Cap Value Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I*
Class I	Pioneer High Yield VCT Portfolio - Class I
ING Opportunistic Large Cap Value Portfolio -	Wanger Advisors Trust:
Class S	Wanger International*
ING RussellTM Large Cap Index Portfolio - Class I**	Wanger Select
ING RussellTM Mid Cap Index Portfolio - Class I**	Wanger USA
ING RussellTM Small Cap Index Portfolio - Class I**
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I	* Division added in 2007
ING VP Index Plus SmallCap Portfolio - Class I	** Division added in 2008

112

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class	ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING Van Kampen Large Cap Growth Portfolio -	ING FMRSM Large Cap Growth Portfolio -
Institutional Class	Institutional Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology	ING VP Global Science and Technology Portfolio -
Portfolio - Class I	Class I
ING Opportunistic Large Cap Growth Portfolio -	ING VP Growth Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class S
Class S
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger International	Wanger International Small Cap
Wanger USA	Wanger U.S. Smaller Companies

During 2008, the following Divisions were closed to contractowners:

ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Institutional Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Partners, Inc.:
ING JPMorgan International Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP Real Estate Portfolio - Class I

113

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were available to contractowners during 2008 but did not have any activity as of December 31, 2008: Fidelity® Variable Insurance Products V:

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class ING Investors Trust:

ING FMRSM Equity Income Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class S
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio

Effective October 7, 2008, ING VP Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING VP Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING VP Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Recently Adopted Accounting Standards Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

115

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets;

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

		c)	Inputs other than quoted market prices that are observable; and

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

116

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2008, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Intermediate Bond Portfolio and ING VP Money Market
Portfolio. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 60	$ 79	$ 146	$ 425
AIM V.I. Core Equity Fund - Series I Shares	817	711	107	350
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	201	205	367	620
Federated Insurance Series:
Federated American Leaders Fund II - Primary Shares	4,312	3,765	3,024	5,667
Federated Capital Income Fund II	327	839	274	746
Federated Equity Income Fund II	164	1,093	282	1,772
Federated Fund for U.S. Government Securities II	163	354	122	415
Federated High Income Bond Fund II - Primary Shares	489	843	528	1,187
Federated International Equity Fund II	46	870	37	680
Federated Mid Cap Growth Strategies Fund II	1,454	1,575	48	1,466
Federated Prime Money Fund II	992	1,160	973	1,160
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,746	32,171	17,760	50,981
Fidelity® VIP Growth Portfolio - Initial Class	1,524	2,927	2,300	2,895
Fidelity® VIP High Income Portfolio - Initial Class	8	10	9	124
Fidelity® VIP Overseas Portfolio - Initial Class	2,551	2,932	4,159	3,069
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,211	46,184	68,581	74,568
Fidelity® VIP Index 500 Portfolio - Initial Class	2,236	7,260	2,296	11,567
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	41	171	51	180
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	993	807	1,378	1,620
ING GET Fund:
ING GET Fund - Series U	1,599	16,298	870	3,494
ING GET Fund - Series V	456	25,689	659	6,376
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	33	53	195	594
ING American Funds Growth Portfolio	4,934	7,729	4,268	11,279
ING American Funds Growth-Income Portfolio	2,767	6,910	3,717	10,386
ING American Funds International Portfolio	6,993	10,253	8,405	14,337
ING BlackRock Large Cap Growth Portfolio - Institutional Class	4,359	7,583	53,097	8,707
ING Evergreen Health Sciences Portfolio - Service Class	754	296	659	673
ING Evergreen Omega Portfolio - Institutional Class	2,164	3,126	893	4,798
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,739	6,525	3,844	7,834
ING FMRSM Diversified Mid Cap Portfolio - Service Class	693	459	299	856

119

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
Investors Trust (continued):
ING Franklin Income Portfolio - Service Class	$ 1,455	$ 3,061	$ 4,177	$ 1,549
ING Franklin Mutual Shares Portfolio - Service Class	468	908	4,167	561
ING Global Real Estate Portfolio - Institutional Class	1,771	186	-	-
ING Global Real Estate Portfolio - Service Class	374	991	2,531	1,717
ING Global Resources Portfolio - Service Class	6,615	4,479	12,395	4,628
ING Janus Contrarian Portfolio - Service Class	416	126	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	3,140	4,970	7,646	4,384
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,576	3,197	4,890	3,418
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	434	1,477	693	3,138
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	90	79	220	406
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,789	8,707	3,591	14,971
ING JPMorgan Value Opportunities Portfolio - Service Class	414	567	556	967
ING Julius Baer Foreign Portfolio - Service Class	3,580	4,659	6,734	6,137
ING Legg Mason Value Portfolio - Institutional Class	3,518	4,489	608	9,824
ING Legg Mason Value Portfolio - Service Class	96	65	141	240
ING LifeStyle Aggressive Growth Portfolio - Service Class	451	634	2,015	1,017
ING LifeStyle Growth Portfolio - Service Class	2,268	2,446	2,500	3,113
ING LifeStyle Moderate Growth Portfolio - Service Class	1,844	5,230	5,210	4,369
ING LifeStyle Moderate Portfolio - Service Class	3,075	4,713	5,145	3,432
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,243	904	7,533	698
ING Lord Abbett Affiliated Portfolio - Service Class	215	294	180	297
ING Marsico Growth Portfolio - Service Class	716	651	1,657	576
ING Marsico International Opportunities Portfolio - Service Class	2,940	4,421	5,356	6,694
ING MFS Total Return Portfolio - Institutional Class	11,093	27,605	9,659	36,522
ING MFS Total Return Portfolio - Service Class	403	307	536	500
ING MFS Utilities Portfolio - Service Class	1,824	1,748	4,761	2,404
ING Mid Cap Growth Portfolio - Service Class	5	164	110	42
ING Oppenheimer Main Street Portfolio® - Institutional Class	461	991	1,553	1,760
ING Oppenheimer Main Street Portfolio® - Service Class	101	4	38	138
ING PIMCO High Yield Portfolio - Service Class	792	1,158	1,630	2,567
ING Pioneer Equity Income Portfolio - Institutional Class	553	1,211	7,669	1,171
ING Pioneer Fund Portfolio - Institutional Class	3,717	8,060	2,592	7,749
ING Pioneer Mid Cap Value Portfolio - Institutional Class	882	799	4,862	1,046
ING Pioneer Mid Cap Value Portfolio - Service Class	529	618	1,628	639
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,214	1,017	5,323	1,467
ING T. Rowe Price Equity Income Portfolio - Service Class	2,369	2,018	2,735	1,586
ING Templeton Global Growth Portfolio - Service Class	102	481	1,136	534
ING UBS U.S. Allocation Portfolio - Service Class	769	5,680	886	1,573
ING Van Kampen Capital Growth Portfolio - Institutional Class	53,984	6,968	-	-

120

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service Class	$ 335	$ 195	$ 221	$ 441
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	2,362	57,378	817	21,433
ING Van Kampen Real Estate Portfolio - Service Class	1,596	871	4,021	2,610
ING VP Index Plus International Equity Portfolio - Institutional
Class	7,205	6,970	26,868	1,661
ING VP Index Plus International Equity Portfolio - Service Class	455	399	3,580	12,846
ING Wells Fargo Disciplined Value Portfolio - Service Class	222	542	420	244
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	101	189	218	260
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	356	245	227	120
ING American Century Small-Mid Cap Value Portfolio - Service
Class	613	358	484	526
ING Baron Asset Portfolio - Service Class	313	339	856	181
ING Baron Small Cap Growth Portfolio - Service Class	731	983	1,188	3,410
ING Columbia Small Cap Value II Portfolio - Service Class	547	941	392	2,119
ING Davis New York Venture Portfolio - Service Class	931	784	1,890	664
ING JPMorgan International Portfolio - Initial Class	19,223	37,374	7,582	18,381
ING JPMorgan Mid Cap Value Portfolio - Service Class	391	803	1,199	890
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	724	5,348	732	10,554
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class	3,488	14,311	3,306	3,932
ING Neuberger Berman Partners Portfolio - Initial Class	2,648	12,125	2,436	13,533
ING Neuberger Berman Partners Portfolio - Service Class	356	105	337	261
ING Neuberger Berman Regency Portfolio - Service Class	11	141	331	569
ING OpCap Balanced Value Portfolio - Service Class	229	580	132	377
ING Oppenheimer Global Portfolio - Initial Class	14,308	28,000	11,625	45,738
ING Oppenheimer Strategic Income Portfolio - Initial Class	10,303	20,694	11,270	17,520
ING Oppenheimer Strategic Income Portfolio - Service Class	1	2	20	1
ING PIMCO Total Return Portfolio - Service Class	4,029	1,551	2,004	1,115
ING Pioneer High Yield Portfolio - Initial Class	19,577	1,914	1,663	1,285
ING Solution 2015 Portfolio - Service Class	2,713	888	472	23
ING Solution 2025 Portfolio - Service Class	1,453	1,646	1,661	121
ING Solution 2035 Portfolio - Service Class	1,353	1,080	1,176	18
ING Solution 2045 Portfolio - Service Class	1,265	1,322	1,468	371
ING Solution Income Portfolio - Service Class	652	317	1,331	521
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	9,749	10,843	7,334	20,123
ING T. Rowe Price Growth Equity Portfolio - Initial Class	5,385	10,058	5,180	14,349
ING Templeton Foreign Equity Portfolio - Initial Class	36,859	5,614	-	-
ING Templeton Foreign Equity Portfolio - Service Class	128	1,594	2,001	1,288
ING Thornburg Value Portfolio - Initial Class	880	4,961	3,966	7,489
121

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	$ 2,055	$ 6,208	$ 2,553	$ 9,036
ING UBS U.S. Small Cap Growth Portfolio - Service Class	3	36	110	106
ING Van Kampen Comstock Portfolio - Service Class	302	492	314	846
ING Van Kampen Equity and Income Portfolio - Initial Class	14,973	27,897	8,086	36,034
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,563	3,141	2,880	3,859
ING VP Strategic Allocation Growth Portfolio - Class I	4,894	4,113	2,403	3,036
ING VP Strategic Allocation Moderate Portfolio - Class I	3,608	3,566	2,736	6,559
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	31,980	59,186	13,086	67,897
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	1,753	13,567	675	3,184
ING GET U.S. Core Portfolio - Series 2	652	5,874	279	3,245
ING GET U.S. Core Portfolio - Series 3	1,435	5,799	728	6,279
ING GET U.S. Core Portfolio - Series 4	516	1,291	314	1,335
ING GET U.S. Core Portfolio - Series 5	429	531	174	973
ING GET U.S. Core Portfolio - Series 6	4,778	6,855	2,999	12,888
ING GET U.S. Core Portfolio - Series 7	3,411	5,807	1,502	10,711
ING GET U.S. Core Portfolio - Series 8	2,671	3,410	1,322	13,703
ING GET U.S. Core Portfolio - Series 9	2,157	3,141	876	9,068
ING GET U.S. Core Portfolio - Series 10	1,743	3,029	736	8,796
ING GET U.S. Core Portfolio - Series 11	1,957	3,231	960	7,997
ING GET U.S. Core Portfolio - Series 12	7,542	19,227	1,772	8,439
ING GET U.S. Core Portfolio - Series 13	2,428	14,348	558	13,436
ING GET U.S. Core Portfolio - Series 14	571	5,065	38,523	13,755
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	874	3,333	3,955	4,299
ING International Index Portfolio - Class I	316	1	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I	343	252	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	912	3,309	1,096	5,326
ING Opportunistic Large Cap Value Portfolio - Class I	2,212	2,200	493	3,410
ING Opportunistic Large Cap Value Portfolio - Class S	99	288	22	451
ING Russell™ Large Cap Index Portfolio - Class I	677	18	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	91	44	-	-
ING Russell™ Small Cap Index Portfolio - Class I	121	70	-	-
ING VP Index Plus LargeCap Portfolio - Class I	33,046	43,389	37,818	40,770
ING VP Index Plus MidCap Portfolio - Class I	2,235	2,366	2,645	4,284
ING VP Index Plus SmallCap Portfolio - Class I	690	1,380	1,620	2,786
ING VP Small Company Portfolio - Class I	8,680	13,830	11,834	20,912

122

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 864	$ 1,305	$ 699	$ 368
ING VP High Yield Bond Portfolio - Class I	3,153	24,689	5,169	12,170
ING VP International Value Portfolio - Class I	1,999	1,542	3,773	3,584
ING VP MidCap Opportunities Portfolio - Class I	461	496	434	97
ING VP MidCap Opportunities Portfolio - Class S	425	2,724	51	2,578
ING VP Real Estate Portfolio - Class I	876	2,102	1,903	5,039
ING VP SmallCap Opportunities Portfolio - Class I	515	192	412	266
ING VP SmallCap Opportunities Portfolio - Class S	622	1,233	221	1,752
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	16,851	29,930	14,580	33,384
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	41,809	28,452	12,805	25,833
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	108,397	100,604	98,331	120,435
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	2	4	1	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	10	1	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	-	-	-	-
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	-	6	-	-
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	-	4	90	87
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	450	967	1,200	1,179
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	6	6	5	3
Oppenheimer Main Street Fund®/VA	114	96	98	56
Oppenheimer Main Street Small Cap Fund®/VA	78	50	142	218
Oppenheimer Mid Cap Fund/VA	57	153	129	22
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,953	2,900	2,734	711
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,437	2,080	5,108	2,495
Pioneer High Yield VCT Portfolio - Class I	186	952	1,630	652
Wanger Advisors Trust:
Wanger International	624	803	1,939	752
Wanger Select	792	1,412	4,583	2,623
Wanger USA	178	181	1,000	1,143

123

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units The changes in units outstanding were as follows:

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	9,363	10,112	(749)	13,382	35,301	(21,919)
AIM V.I. Core Equity Fund - Series I Shares	51,474	48,460	3,014	9,025	31,174	(22,149)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	22,689	25,333	(2,644)	9,223	36,184	(26,961)
Federated Insurance Series:
Federated American Leaders Fund II - Primary Shares	2,916	152,103	(149,187)	8,097	180,408	(172,311)
Federated Capital Income Fund II	7,629	45,327	(37,698)	7,605	41,767	(34,162)
Federated Equity Income Fund II	1,455	71,692	(70,237)	6,791	97,377	(90,586)
Federated Fund for U.S. Government Securities II	3,660	18,972	(15,312)	1,401	23,218	(21,817)
Federated High Income Bond Fund II - Primary Shares	426	40,532	(40,106)	1,501	55,185	(53,684)
Federated International Equity Fund II	2,823	47,374	(44,551)	1,500	29,535	(28,035)
Federated Mid Cap Growth Strategies Fund II	5,490	58,051	(52,561)	1,916	48,337	(46,421)
Federated Prime Money Fund II	72,065	85,948	(13,883)	65,999	85,185	(19,186)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	834,814	2,680,366	(1,845,552)	390,613	2,660,015	(2,269,402)
Fidelity® VIP Growth Portfolio - Initial Class	118,381	187,521	(69,140)	116,590	148,408	(31,818)
Fidelity® VIP High Income Portfolio - Initial Class	1	803	(802)	8	11,413	(11,405)
Fidelity® VIP Overseas Portfolio - Initial Class	98,365	174,185	(75,820)	152,490	141,870	10,620
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,475,694	3,637,598	(2,161,904)	628,590	3,475,198	(2,846,608)
Fidelity® VIP Index 500 Portfolio - Initial Class	76,883	319,320	(242,437)	34,205	422,444	(388,239)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,885	10,993	(9,108)	48	9,459	(9,411)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	69,244	75,338	(6,094)	54,141	84,792	(30,651)

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING GET Fund:
ING GET Fund - Series U	29,286	1,519,391	(1,490,105)	15,266	282,868	(267,602)
ING GET Fund - Series V	148,166	2,686,686	(2,538,520)	48,911	627,613	(578,702)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	3,733	8,238	(4,505)	13,867	46,294	(32,427)
ING American Funds Growth Portfolio	792,784	1,167,629	(374,845)	441,042	934,126	(493,084)
ING American Funds Growth-Income Portfolio	595,310	1,055,808	(460,498)	390,560	959,533	(568,973)
ING American Funds International Portfolio	865,640	1,196,281	(330,641)	663,450	1,071,035	(407,585)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	324,330	1,157,718	(833,388)	5,358,648	923,348	4,435,300
ING Evergreen Health Sciences Portfolio - Service Class	60,573	32,341	28,232	48,127	51,680	(3,553)
ING Evergreen Omega Portfolio - Institutional Class	181,498	355,300	(173,802)	109,891	421,109	(311,218)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	566,900	1,122,475	(555,575)	513,794	877,232	(363,438)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	61,421	55,027	6,394	21,855	62,711	(40,856)
ING Franklin Income Portfolio - Service Class	421,258	600,010	(178,752)	484,487	251,224	233,263
ING Franklin Mutual Shares Portfolio - Service Class	135,252	184,776	(49,524)	421,629	114,383	307,246
ING Global Real Estate Portfolio - Institutional Class	204,007	42,042	161,965	-	-	-
ING Global Real Estate Portfolio - Service Class	84,622	151,775	(67,153)	184,268	140,547	43,721
ING Global Resources Portfolio - Service Class	531,009	566,735	(35,726)	1,112,648	447,516	665,132
ING Janus Contrarian Portfolio - Service Class	48,649	22,726	25,923	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	330,835	500,208	(169,373)	594,985	366,367	228,618
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	127,532	193,737	(66,205)	247,655	182,149	65,506
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	72,598	184,100	(111,502)	47,460	244,275	(196,815)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	8,569	8,448	121	14,561	30,557	(15,996)
ING JPMorgan Value Opportunities Portfolio - Institutional Class	524,861	1,340,108	(815,247)	172,056	1,195,005	(1,022,949)
ING JPMorgan Value Opportunities Portfolio - Service Class	13,503	54,762	(41,259)	27,298	72,572	(45,274)
ING Julius Baer Foreign Portfolio - Service Class	418,585	639,381	(220,796)	457,016	518,049	(61,033)
ING Legg Mason Value Portfolio - Institutional Class	257,708	743,831	(486,123)	68,774	809,963	(741,189)

125

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Legg Mason Value Portfolio - Service Class	2,438	8,407	(5,969)	11,153	19,764	(8,611)
ING LifeStyle Aggressive Growth Portfolio - Service Class	65,929	93,526	(27,597)	160,867	86,122	74,745
ING LifeStyle Growth Portfolio - Service Class	375,594	422,777	(47,183)	291,812	359,133	(67,321)
ING LifeStyle Moderate Growth Portfolio - Service Class	457,702	830,283	(372,581)	545,786	503,793	41,993
ING LifeStyle Moderate Portfolio - Service Class	497,420	692,957	(195,537)	523,921	397,076	126,845
ING Lord Abbett Affiliated Portfolio - Institutional Class	119,621	179,210	(59,589)	684,599	60,817	623,782
ING Lord Abbett Affiliated Portfolio - Service Class	35,575	55,880	(20,305)	14,556	27,705	(13,149)
ING Marsico Growth Portfolio - Service Class	94,737	93,179	1,558	150,693	62,793	87,900
ING Marsico International Opportunities Portfolio - Service Class	291,477	486,658	(195,181)	364,438	494,394	(129,956)
ING MFS Total Return Portfolio - Institutional Class	1,274,229	3,751,296	(2,477,067)	333,789	3,222,904	(2,889,115)
ING MFS Total Return Portfolio - Service Class	29,724	38,146	(8,422)	28,934	35,103	(6,169)
ING MFS Utilities Portfolio - Service Class	107,394	138,813	(31,419)	284,917	147,333	137,584
ING Mid Cap Growth Portfolio - Service Class	2,109	19,955	(17,846)	12,208	5,531	6,677
ING Oppenheimer Main Street Portfolio® - Institutional Class	90,194	137,712	(47,518)	133,633	145,675	(12,042)
ING Oppenheimer Main Street Portfolio® - Service Class	8,660	454	8,206	2,754	10,137	(7,383)
ING PIMCO High Yield Portfolio - Service Class	72,295	121,514	(49,219)	122,579	220,885	(98,306)
ING Pioneer Equity Income Portfolio - Institutional Class	131,663	225,753	(94,090)	815,127	128,728	686,399
ING Pioneer Fund Portfolio - Institutional Class	319,611	793,165	(473,554)	251,562	666,124	(414,562)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	113,260	123,148	(9,888)	430,324	96,335	333,989
ING Pioneer Mid Cap Value Portfolio - Service Class	88,473	105,774	(17,301)	141,321	60,429	80,892
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	289,860	129,004	160,856	357,532	123,948	233,584
ING T. Rowe Price Equity Income Portfolio - Service Class	276,869	286,826	(9,957)	186,701	119,855	66,846
ING Templeton Global Growth Portfolio - Service Class	44,848	92,246	(47,398)	108,640	57,825	50,815
ING UBS U.S. Allocation Portfolio - Service Class	49,398	551,616	(502,218)	31,851	133,228	(101,377)
ING Van Kampen Capital Growth Portfolio - Institutional Class	5,562,263	1,170,047	4,392,216	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	38,785	34,919	3,866	9,836	33,519	(23,683)

126

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	232,271	5,901,672	(5,669,401)	210,252	2,068,227	(1,857,975)
ING Van Kampen Real Estate Portfolio - Service Class	169,087	145,215	23,872	293,902	232,056	61,846
ING VP Index Plus International Equity Portfolio - Institutional Class	342,220	1,087,214	(744,994)	2,794,871	205,808	2,589,063
ING VP Index Plus International Equity Portfolio - Service Class	23,405	46,680	(23,275)	343,184	1,114,810	(771,626)
ING Wells Fargo Disciplined Value Portfolio - Service Class	31,604	68,566	(36,962)	40,047	24,178	15,869
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	18,238	31,664	(13,426)	22,244	25,898	(3,654)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	30,053	29,774	279	15,635	8,932	6,703
ING American Century Small-Mid Cap Value Portfolio - Service Class	49,253	32,956	16,297	19,215	31,775	(12,560)
ING Baron Asset Portfolio - Service Class	32,792	54,118	(21,326)	78,754	16,474	62,280
ING Baron Small Cap Growth Portfolio - Service Class	109,147	139,596	(30,449)	107,311	320,051	(212,740)
ING Columbia Small Cap Value II Portfolio - Service Class	100,634	150,467	(49,833)	49,982	213,382	(163,400)
ING Davis New York Venture Portfolio - Service Class	143,643	133,282	10,361	177,792	76,312	101,480
ING JPMorgan International Portfolio - Initial Class	115,745	2,271,300	(2,155,555)	563,357	1,309,677	(746,320)
ING JPMorgan Mid Cap Value Portfolio - Service Class	20,636	57,012	(36,376)	58,466	48,940	9,526
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	207,906	679,501	(471,595)	105,840	813,150	(707,310)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	366,974	1,377,573	(1,010,599)	383,080	479,347	(96,267)
ING Neuberger Berman Partners Portfolio - Initial Class	520,373	1,503,933	(983,560)	135,172	1,293,271	(1,158,099)
ING Neuberger Berman Partners Portfolio - Service Class	51,028	13,596	37,432	28,240	24,085	4,155
ING Neuberger Berman Regency Portfolio - Service Class	2,806	15,965	(13,159)	35,365	58,899	(23,534)
ING OpCap Balanced Value Portfolio - Service Class	7,514	72,106	(64,592)	2,252	27,929	(25,677)
ING Oppenheimer Global Portfolio - Initial Class	864,388	2,876,782	(2,012,394)	450,517	3,236,685	(2,786,168)
ING Oppenheimer Strategic Income Portfolio - Initial Class	2,075,003	3,275,379	(1,200,376)	1,224,057	1,985,345	(761,288)
ING Oppenheimer Strategic Income Portfolio - Service Class	12	139	(127)	1,773	113	1,660
ING PIMCO Total Return Portfolio - Service Class	333,457	177,217	156,240	151,061	94,546	56,515
ING Pioneer High Yield Portfolio - Initial Class	2,038,499	324,372	1,714,127	146,926	117,113	29,813

127

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	284,879	124,608	160,271	39,095	1,380	37,715
ING Solution 2025 Portfolio - Service Class	215,667	220,701	(5,034)	129,947	8,633	121,314
ING Solution 2035 Portfolio - Service Class	198,152	166,100	32,052	89,549	850	88,699
ING Solution 2045 Portfolio - Service Class	136,159	139,593	(3,434)	108,922	27,785	81,137
ING Solution Income Portfolio - Service Class	80,477	47,124	33,353	117,663	44,742	72,921
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	526,043	1,274,943	(748,900)	226,069	1,586,212	(1,360,143)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	141,950	491,769	(349,819)	127,580	508,074	(380,494)
ING Templeton Foreign Equity Portfolio - Initial Class	3,810,092	898,839	2,911,253	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	16,208	136,914	(120,706)	169,488	112,652	56,836
ING Thornburg Value Portfolio - Initial Class	218,137	634,560	(416,423)	303,651	587,901	(284,250)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	212,690	620,217	(407,527)	221,690	657,525	(435,835)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	897	4,471	(3,574)	10,604	10,055	549
ING Van Kampen Comstock Portfolio - Service Class	25,861	53,329	(27,468)	14,908	55,793	(40,885)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,386,209	3,337,397	(1,951,188)	357,620	2,996,710	(2,639,090)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	79,605	191,703	(112,098)	113,738	203,337	(89,599)
ING VP Strategic Allocation Growth Portfolio - Class I	291,790	296,694	(4,904)	83,158	167,536	(84,378)
ING VP Strategic Allocation Moderate Portfolio - Class I	99,048	222,583	(123,535)	108,444	379,725	(271,281)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	3,552,279	4,068,096	(515,817)	435,597	2,784,118	(2,348,521)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	95,732	1,355,305	(1,259,573)	581	255,761	(255,180)
ING GET U.S. Core Portfolio - Series 2	64,401	630,571	(566,170)	3,199	291,115	(287,916)
ING GET U.S. Core Portfolio - Series 3	148,653	678,099	(529,446)	18,168	565,748	(547,580)
ING GET U.S. Core Portfolio - Series 4	82,905	199,364	(116,459)	23,370	128,489	(105,119)
ING GET U.S. Core Portfolio - Series 5	36,058	83,456	(47,398)	18,684	96,447	(77,763)
ING GET U.S. Core Portfolio - Series 6	54,952	662,633	(607,681)	33,445	1,105,442	(1,071,997)

128

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 7	74,649	605,594	(530,945)	15,322	927,741	(912,419)
ING GET U.S. Core Portfolio - Series 8	6,622	306,336	(299,714)	7,998	1,199,137	(1,191,139)
ING GET U.S. Core Portfolio - Series 9	4,208	289,438	(285,230)	50,840	831,056	(780,216)
ING GET U.S. Core Portfolio - Series 10	16,730	295,504	(278,774)	11,509	774,982	(763,473)
ING GET U.S. Core Portfolio - Series 11	1,370	301,967	(300,597)	543,199	1,253,937	(710,738)
ING GET U.S. Core Portfolio - Series 12	1,882,165	3,654,875	(1,772,710)	131,675	786,436	(654,761)
ING GET U.S. Core Portfolio - Series 13	1,903,461	3,264,066	(1,360,605)	54,630	1,257,075	(1,202,445)
ING GET U.S. Core Portfolio - Series 14	134,462	595,067	(460,605)	3,038,184	545,461	2,492,723
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	375,560	958,813	(583,253)	932,855	1,013,946	(81,091)
ING International Index Portfolio - Class I	35,557	25	35,532	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class I	35,241	25,813	9,428	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	144,195	384,305	(240,110)	115,548	448,627	(333,079)
ING Opportunistic Large Cap Value Portfolio - Class I	40,246	103,713	(63,467)	16,168	149,372	(133,204)
ING Opportunistic Large Cap Value Portfolio - Class S	24,842	53,948	(29,106)	1,694	38,543	(36,849)
ING Russell™ Large Cap Index Portfolio - Class I	99,969	3,589	96,380	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	12,024	7,092	4,932	-	-	-
ING Russell™ Small Cap Index Portfolio - Class I	14,079	9,007	5,072	-	-	-
ING VP Index Plus LargeCap Portfolio - Class I	2,664,957	4,441,285	(1,776,328)	3,392,724	2,771,850	620,874
ING VP Index Plus MidCap Portfolio - Class I	56,762	135,835	(79,073)	62,406	180,286	(117,880)
ING VP Index Plus SmallCap Portfolio - Class I	43,798	106,597	(62,799)	49,813	153,934	(104,121)
ING VP Small Company Portfolio - Class I	361,534	987,127	(625,593)	136,424	921,226	(784,802)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	74,238	128,503	(54,265)	50,215	26,778	23,437
ING VP High Yield Bond Portfolio - Class I	340,861	2,613,728	(2,272,867)	444,433	1,276,390	(831,957)
ING VP International Value Portfolio - Class I	124,856	131,674	(6,818)	150,047	205,935	(55,888)
ING VP MidCap Opportunities Portfolio - Class I	44,028	46,805	(2,777)	31,189	8,492	22,697
ING VP MidCap Opportunities Portfolio - Class S	187,520	384,593	(197,073)	19,528	228,625	(209,097)

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust (continued):
ING VP Real Estate Portfolio - Class I	35,581	119,223	(83,642)	87,335	245,850	(158,515)
ING VP SmallCap Opportunities Portfolio - Class I	53,788	27,819	25,969	42,473	26,939	15,534
ING VP SmallCap Opportunities Portfolio - Class S	124,585	269,185	(144,600)	33,368	197,601	(164,233)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	429,348	1,846,534	(1,417,186)	333,493	1,598,025	(1,264,532)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	3,371,594	2,833,690	537,904	829,742	1,777,773	(948,031)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	16,497,663	16,723,037	(225,374)	10,574,773	12,988,629	(2,413,856)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	127	(127)	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	411	(411)	-	-	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	-	2	(2)	2	2	-
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	7	180	(173)	-	6	(6)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	-	152	(152)	3,231	3,231	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	62,246	114,324	(52,078)	43,479	75,764	(32,285)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	213	(213)	-	103	(103)
Oppenheimer Main Street Fund®/VA	13,455	13,761	(306)	7,338	4,113	3,225
Oppenheimer Main Street Small Cap Fund®/VA	6,905	6,669	236	8,750	15,720	(6,970)
Oppenheimer Mid Cap Fund/VA	5,708	15,287	(9,579)	10,834	1,716	9,118
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	415,801	266,627	149,174	223,523	63,990	159,533
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	235,013	264,415	(29,402)	441,429	216,512	224,917
Pioneer High Yield VCT Portfolio - Class I	19,880	99,561	(79,681)	131,821	53,879	77,942

130

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Wanger Advisors Trust:
Wanger International	64,931	104,899	(39,968)	192,147	80,589	111,558
Wanger Select	70,554	124,853	(54,299)	291,394	164,811	126,583
Wanger USA	15,180	18,603	(3,423)	65,094	76,202	(11,108)

131

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary A summary of units outstanding at December 31, 2008 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	6,814.980	$7.24 to $8.13	$ 52,533
Contracts in accumulation period:
Non-Qualified V	9,032.624	6.54	59,073
Non-Qualified V (0.75)	59,392.153	6.86	407,430
Non-Qualified IX	559.094	6.38	3,567
Non-Qualified XII	10.025	6.83	68
Non-Qualified XXIII	82.599	6.88	568

	75,891.475		$ 523,239

AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	26,129.811	$9.28 to $9.77	$ 254,981
Contracts in accumulation period:
Non-Qualified V	47,823.596	7.33	350,547
Non-Qualified V (0.75)	54,586.208	7.70	420,314
Non-Qualified IX	1,815.444	7.16	12,999
Non-Qualified XII	15.214	7.66	117
Non-Qualified XX	2,838.106	11.44	32,468
Non-Qualified XXIII	1,635.449	7.51	12,282

	134,843.828		$ 1,083,708

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	3,725.102	$ 16.77	$ 62,470
Non-Qualified V (0.75)	24,307.359	17.89	434,859
Non-Qualified VII	41,802.219	9.25	386,671
Non-Qualified VIII	30,521.367	9.41	287,206
Non-Qualified XXIII	130.828	7.49	980

	100,486.875		$ 1,172,186

Federated American Leaders Fund II - Primary Shares
Currently payable annuity contracts:	1,320.611	$ 17.90	$ 23,639
Contracts in accumulation period:
Non-Qualified VII	498,599.186	17.54	8,745,430
Non-Qualified VIII	105.031	12.77	1,341

	500,024.828		$ 8,770,410

Federated Capital Income Fund II
Currently payable annuity contracts:	454.273	$ 13.57	$ 6,164
Contracts in accumulation period:
Non-Qualified VII	111,556.224	13.30	1,483,698
Non-Qualified VIII	59.440	11.19	665

	112,069.937		$ 1,490,527

Federated Equity Income Fund II
Currently payable annuity contracts:	6,445.162	$ 10.10	$ 65,096
Contracts in accumulation period:
Non-Qualified VII	198,676.488	11.72	2,328,488

	205,121.650		$ 2,393,584

132

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	108,714.569	$ 17.62	$ 1,915,551

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,850.253	$ 14.86	$ 27,495
Contracts in accumulation period:
Non-Qualified VII	237,685.133	14.56	3,460,696
	239,535.386		$ 3,488,191

Federated International Equity Fund II
Currently payable annuity contracts:	973.437	$ 11.80	$ 11,487
Contracts in accumulation period:
Non-Qualified VII	118,582.533	$ 11.56	$ 1,370,814
Non-Qualified VIII	115.762	10.79	1,249
	119,671.732		$ 1,383,550

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	154,203.276	$ 16.47	$ 2,539,728

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	127,857.796	$ 13.66	$ 1,746,537

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	218,531.912	$ 15.05	$ 3,288,905
Non-Qualified V (0.75)	522,945.977	16.05	8,393,283
Non-Qualified VII	1,240,836.279	17.76	22,037,252
Non-Qualified VIII	296,765.646	12.91	3,831,244
Non-Qualified IX	15,631.279	14.61	228,373
Non-Qualified X	22,407.392	15.05	337,231
Non-Qualified XII	6,415.382	9.13	58,572
Non-Qualified XIII	939,281.381	8.83	8,293,855
Non-Qualified XIV	1,181,565.058	8.55	10,102,381
Non-Qualified XV	325,452.996	8.42	2,740,314
Non-Qualified XVI	71,254.311	8.06	574,310
Non-Qualified XVIII	23,444.322	7.76	181,928
Non-Qualified XIX	107,850.452	7.86	847,705
Non-Qualified XX	8,693.888	9.56	83,114
Non-Qualified XXIII	21,845.892	6.88	150,300
	5,002,922.167		$ 61,148,767

133

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	172,394.456	$ 12.40	$ 2,137,691
Non-Qualified V (0.75)	410,859.041	13.22	5,431,557
Non-Qualified IX	10,151.713	12.04	122,227
Non-Qualified X	3,860.315	12.40	47,868
Non-Qualified XII	9,783.583	7.96	77,877
Non-Qualified XX	2,509.773	9.12	22,889
Non-Qualified XXIII	17,677.602	6.28	111,015
	627,236.483		$ 7,951,124

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,653.841	$7.93 to $9.16	$ 69,353

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	102,747.728	$ 13.32	$ 1,368,600
Non-Qualified V (0.75)	216,495.215	14.20	3,074,232
Non-Qualified IX	1,466.175	12.93	18,958
Non-Qualified X	47.335	13.32	631
Non-Qualified XII	708.906	9.86	6,990
Non-Qualified XX	6,270.839	12.09	75,814
Non-Qualified XXIII	5,899.920	6.59	38,880
	333,636.118		$ 4,584,105

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	381,493.065	$ 21.06	$ 8,034,244
Non-Qualified V (0.75)	951,230.410	22.46	21,364,635
Non-Qualified VII	1,298,211.980	22.97	29,819,929
Non-Qualified VIII	265,541.722	18.65	4,952,353
Non-Qualified IX	20,494.816	20.45	419,119
Non-Qualified X	12,124.733	21.06	255,347
Non-Qualified XII	38,020.915	12.48	474,501
Non-Qualified XIII	1,453,753.760	11.58	16,834,469
Non-Qualified XIV	1,579,285.113	11.22	17,719,579
Non-Qualified XV	526,260.067	11.04	5,809,911
Non-Qualified XVI	163,490.357	8.75	1,430,541
Non-Qualified XVIII	26,248.588	8.43	221,276
Non-Qualified XIX	148,804.872	8.53	1,269,306
Non-Qualified XX	43,318.320	11.90	515,488
Non-Qualified XXII	2,364.468	7.24	17,119
Non-Qualified XXIII	59,360.430	6.89	408,993
	6,970,003.616		$ 109,546,810

134

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,122,989.089	$ 16.88	$ 18,956,056
Non-Qualified VIII	193,845.624	14.27	2,766,177
	1,316,834.713		$ 21,722,233

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	52,014.595	$ 16.84	$ 875,926

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	43,595.050	$ 11.64	$ 507,446
Non-Qualified V (0.75)	171,051.686	12.08	2,066,304
Non-Qualified IX	3,125.591	11.43	35,726
Non-Qualified XII	3,563.841	12.04	42,909
Non-Qualified XX	2,663.798	11.80	31,433
Non-Qualified XXIII	6,396.473	7.04	45,031
	230,396.439		$ 2,728,849

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	5,386.091	$ 7.26	$ 39,103
Non-Qualified V (0.75)	1,816.788	7.40	13,444
Non-Qualified IX	1,604.149	7.19	11,534
	8,807.028		$ 64,081

ING American Funds Growth Portfolio
Currently payable annuity contracts:	184,325.130	$ 7.74	$ 1,426,677
Contracts in accumulation period:
Non-Qualified XIII	458,590.249	7.98	3,659,550
Non-Qualified XIV	501,572.010	7.88	3,952,387
Non-Qualified XV	294,458.398	7.83	2,305,609
Non-Qualified XVI	49,001.575	7.81	382,702
Non-Qualified XVIII	18,184.243	7.67	139,473
Non-Qualified XIX	87,249.504	7.72	673,566
	1,593,381.109		$ 12,539,964

ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	205,051.450	$ 7.57	$ 1,552,239
Contracts in accumulation period:
Non-Qualified XIII	359,054.064	7.78	2,793,441
Non-Qualified XIV	529,158.699	7.68	4,063,939
Non-Qualified XV	311,713.559	7.64	2,381,492
Non-Qualified XVI	43,472.374	7.62	331,259
Non-Qualified XVIII	17,710.844	7.48	132,477
Non-Qualified XIX	21,824.629	7.52	164,121
	1,487,985.619		$ 11,418,968

135

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Currently payable annuity contracts:	152,399.758	$ 9.76	$ 1,487,422
Contracts in accumulation period:
Non-Qualified XIII	350,045.239	10.04	3,514,454
Non-Qualified XIV	526,282.381	9.91	5,215,458
Non-Qualified XV	215,649.837	9.85	2,124,151
Non-Qualified XVI	37,769.091	9.83	371,270
Non-Qualified XVIII	14,523.131	9.65	140,148
Non-Qualified XIX	59,882.315	9.71	581,457
	1,356,551.752		$ 13,434,360

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	279,414.529	$5.90 to $5.94	$ 1,648,648
Contracts in accumulation period:
Non-Qualified V	168,582.959	6.27	1,057,015
Non-Qualified V (0.75)	230,496.842	6.33	1,459,045
Non-Qualified VII	878,643.315	5.88	5,166,423
Non-Qualified VIII	99,889.642	5.90	589,349
Non-Qualified IX	3,982.024	6.24	24,848
Non-Qualified X	12,301.892	6.28	77,256
Non-Qualified XII	4,131.315	6.32	26,110
Non-Qualified XIII	663,377.718	5.93	3,933,830
Non-Qualified XIV	896,771.361	5.90	5,290,951
Non-Qualified XV	322,430.189	5.88	1,895,890
Non-Qualified XVI	7,628.321	5.88	44,855
Non-Qualified XVIII	7,514.772	5.83	43,811
Non-Qualified XIX	17,097.031	5.85	100,018
Non-Qualified XX	888.216	6.31	5,605
Non-Qualified XXIII	8,762.284	7.15	62,650
	3,601,912.410		$ 21,426,304

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,099.069	$ 9.52	$ 96,143
Non-Qualified V (0.75)	58,040.788	9.69	562,415
Non-Qualified XII	288.733	9.68	2,795
Non-Qualified XX	499.943	9.62	4,809
	68,928.533		$ 666,162

ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:	73,964.193	$8.58 to $8.96	$ 662,537
Contracts in accumulation period:
Non-Qualified VII	272,891.421	8.40	2,292,288
Non-Qualified VIII	3,024.391	8.44	25,526
Non-Qualified XIII	132,881.072	9.51	1,263,699
Non-Qualified XIV	178,914.627	9.40	1,681,797
Non-Qualified XV	83,157.056	9.35	777,518
Non-Qualified XVI	11,705.331	9.33	109,211
Non-Qualified XVIII	12,253.193	9.18	112,484
Non-Qualified XIX	4,285.672	9.23	39,557
	773,076.956		$ 6,964,617

136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	182,307.133	$ 6.79	$ 1,237,865
Contracts in accumulation period:
Non-Qualified VII	482,506.058	6.71	3,237,616
Non-Qualified VIII	159,918.174	6.74	1,077,848
Non-Qualified XIII	483,580.468	6.79	3,283,511
Non-Qualified XIV	466,426.591	6.74	3,143,715
Non-Qualified XV	167,234.250	6.71	1,122,142
Non-Qualified XVI	31,306.737	6.70	209,755
Non-Qualified XVIII	13,867.227	6.62	91,801
Non-Qualified XIX	26,200.965	6.65	174,236
	2,013,347.603		$ 13,578,489

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	19,668.384	$ 8.88	$ 174,655
Non-Qualified V (0.75)	62,805.972	9.04	567,766
Non-Qualified IX	1,178.686	8.80	10,372
Non-Qualified XII	3,167.125	9.03	28,599
Non-Qualified XX	3,790.622	8.98	34,040
	90,610.789		$ 815,432

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	129,483.284	$ 7.81	$ 1,011,264
Non-Qualified XIV	177,286.236	7.74	1,372,195
Non-Qualified XV	83,209.647	7.71	641,546
Non-Qualified XVI	18,898.531	7.70	145,519
Non-Qualified XVIII	1,462.380	7.61	11,129
Non-Qualified XIX	39,316.298	7.64	300,377
	449,656.376		$ 3,482,030

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	81,917.928	$ 7.35	$ 602,097
Non-Qualified XIV	115,203.618	7.31	842,138
Non-Qualified XV	33,368.171	7.29	243,254
Non-Qualified XVI	7,351.285	7.29	53,591
Non-Qualified XVIII	2,896.342	7.23	20,941
Non-Qualified XIX	16,984.308	7.25	123,136
	257,721.652		$ 1,885,157

ING Global Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	14,266.615	$ 6.70	$ 95,586
Non-Qualified V (0.75)	136,534.887	6.71	916,149
Non-Qualified IX	2,303.447	6.69	15,410
Non-Qualified XII	8,860.365	6.71	59,453
	161,965.314		$ 1,086,598

137

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	64,669.562	$ 7.30	$ 472,088
Non-Qualified XIV	27,092.830	7.24	196,152
Non-Qualified XV	11,943.172	7.21	86,110
Non-Qualified XVI	1,939.031	7.20	13,961
Non-Qualified XVIII	6,731.429	7.11	47,860
Non-Qualified XIX	12,029.181	7.14	85,888
	124,405.205		$ 902,059

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	125,599.421	$ 7.84	$ 984,699
Non-Qualified V (0.75)	369,260.741	7.93	2,928,238
Non-Qualified VII	53,619.571	8.25	442,361
Non-Qualified IX	9,097.513	7.80	70,961
Non-Qualified X	2,442.579	7.84	19,150
Non-Qualified XII	6,839.549	7.92	54,169
Non-Qualified XIII	80,820.105	7.68	620,698
Non-Qualified XIV	72,901.710	7.62	555,511
Non-Qualified XV	34,320.183	7.59	260,490
Non-Qualified XVI	8,357.521	7.58	63,350
Non-Qualified XVIII	1,317.056	7.49	9,865
Non-Qualified XIX	13,575.741	7.52	102,090
Non-Qualified XX	2,664.193	7.89	21,020
Non-Qualified XXIII	10,615.689	6.20	65,817
	791,431.572		$ 6,198,419

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,924.475	$ 5.33	$ 20,917
Non-Qualified V (0.75)	16,053.789	5.35	85,888
Non-Qualified XII	5,944.656	5.35	31,804
	25,922.920		$ 138,609

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	184,178.062	$ 9.71	$ 1,788,369
Non-Qualified VIII	34,089.027	9.76	332,709
Non-Qualified XIII	57,318.042	7.60	435,617
Non-Qualified XIV	67,866.288	7.53	511,033
Non-Qualified XV	22,987.381	7.50	172,405
Non-Qualified XVI	5,219.230	7.49	39,092
Non-Qualified XVIII	2,808.601	7.40	20,784
Non-Qualified XIX	3,795.704	7.43	28,202
	378,262.335		$ 3,328,211

138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	29,472.647	$ 11.83	$ 348,661
Non-Qualified V (0.75)	297,377.148	12.05	3,583,395
Non-Qualified IX	16,919.230	11.72	198,293
Non-Qualified XII	983.841	12.03	11,836
Non-Qualified XX	2,997.880	11.96	35,855
Non-Qualified XXIII	1,018.395	5.87	5,978
	348,769.141		$ 4,184,018

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	79,400.071	$ 9.00	$ 714,601
Non-Qualified XIV	87,643.869	8.90	780,030
Non-Qualified XV	26,913.852	8.85	238,188
Non-Qualified XVI	5,308.755	8.84	46,929
Non-Qualified XVIII	2,397.407	8.69	20,833
Non-Qualified XIX	13,579.323	8.74	118,683
	215,243.277		$ 1,919,264

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	1,028.127	$ 8.74	$ 8,986
Non-Qualified V (0.75)	10,289.476	8.90	91,576
Non-Qualified XXIII	138.083	7.37	1,018
	11,455.686		$ 101,580

ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	572,239.984	$ 7.52	$ 4,303,245
Non-Qualified XIV	575,866.352	7.44	4,284,446
Non-Qualified XV	177,034.556	7.39	1,308,285
Non-Qualified XVI	31,740.378	7.38	234,244
Non-Qualified XVIII	11,943.817	7.26	86,712
Non-Qualified XIX	49,130.171	7.30	358,650
	1,417,955.258		$ 10,575,582

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	187,812.343	$ 7.32	$ 1,374,786
Non-Qualified VIII	6,980.878	7.36	51,379
	194,793.221		$ 1,426,165

139

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,474.666	$ 10.87	$ 222,560
Non-Qualified V (0.75)	355,789.753	11.13	3,959,940
Non-Qualified IX	745.722	10.75	8,017
Non-Qualified XIII	213,965.036	7.00	1,497,755
Non-Qualified XIV	124,683.988	6.94	865,307
Non-Qualified XV	57,593.559	6.91	397,971
Non-Qualified XVI	6,055.509	6.90	41,783
Non-Qualified XVIII	2,737.170	6.82	18,668
Non-Qualified XIX	11,863.177	6.85	81,263
Non-Qualified XX	2,860.869	11.02	31,527
Non-Qualified XXIII	4,762.462	6.60	31,432
	801,531.911		$ 7,156,223

ING Legg Mason Value Portfolio - Institutional Class
Currently payable annuity contracts:	126,483.331	$ 5.10	$ 645,065
Contracts in accumulation period:
Non-Qualified XIII	371,902.749	5.02	1,866,952
Non-Qualified XIV	605,216.264	4.96	3,001,873
Non-Qualified XV	234,564.039	4.93	1,156,401
Non-Qualified XVI	29,354.205	4.92	144,423
Non-Qualified XVIII	4,029.124	4.83	19,461
Non-Qualified XIX	37,239.730	4.86	180,985
	1,408,789.442		$ 7,015,160

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,823.613	$ 4.93	$ 13,920
Non-Qualified V (0.75)	28,733.783	5.02	144,244
Non-Qualified XX	737.238	4.99	3,679
	32,294.634		$ 161,843

ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	33,991.884	$ 7.30	$ 248,141
Non-Qualified XIV	66,689.035	7.23	482,162
Non-Qualified XV	15,928.414	7.19	114,525
Non-Qualified XVI	28,087.809	7.18	201,670
Non-Qualified XVIII	152.083	7.07	1,075
Non-Qualified XIX	2,879.355	7.10	20,443
	147,728.580		$ 1,068,016

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	205,021.801	$ 7.74	$ 1,586,869
Non-Qualified XIV	177,663.786	7.66	1,360,905
Non-Qualified XV	140,799.033	7.62	1,072,889
Non-Qualified XVI	46,179.774	7.61	351,428
Non-Qualified XVIII	1,968.355	7.49	14,743
Non-Qualified XIX	51,840.724	7.53	390,361
	623,473.473		$ 4,777,195

140

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	314,213.965	$ 8.17	$ 2,567,128
Non-Qualified XIV	323,026.967	8.09	2,613,288
Non-Qualified XV	105,804.102	8.05	851,723
Non-Qualified XVI	72,962.486	8.03	585,889
Non-Qualified XVIII	16,891.144	7.91	133,609
Non-Qualified XIX	30,896.526	7.95	245,627
	863,795.190		$ 6,997,264

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	180,759.936	$ 8.65	$ 1,563,573
Non-Qualified XIV	314,370.117	8.56	2,691,008
Non-Qualified XV	144,803.734	8.51	1,232,280
Non-Qualified XVI	150,258.112	8.50	1,277,194
Non-Qualified XVIII	11,580.545	8.37	96,929
Non-Qualified XIX	53,906.430	8.41	453,353
	855,678.874		$ 7,314,337

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	73,714.587	$ 6.99	$ 515,265
Non-Qualified V (0.75)	479,053.201	7.08	3,391,697
Non-Qualified IX	1,960.618	6.94	13,607
Non-Qualified XII	5,019.594	7.07	35,489
Non-Qualified XX	2,998.565	7.04	21,110
Non-Qualified XXIII	5,608.723	7.65	42,907
	568,355.288		$ 4,020,075

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	16,248.862	$ 7.01	$ 113,905
Non-Qualified XIV	30,935.517	6.96	215,311
Non-Qualified XV	17,250.792	6.93	119,548
Non-Qualified XVI	647.402	6.92	4,480
Non-Qualified XIX	664.423	6.86	4,558
	65,746.996		$ 457,802

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,924.478	$ 7.84	$ 54,288
Non-Qualified V (0.75)	88,941.572	7.99	710,643
Non-Qualified XII	3,143.639	7.97	25,055
Non-Qualified XIII	31,529.015	6.76	213,136
Non-Qualified XIV	24,092.434	6.71	161,660
Non-Qualified XV	6,117.548	6.68	40,865
Non-Qualified XVI	4,736.307	6.67	31,591
Non-Qualified XIX	6,150.923	6.61	40,658
Non-Qualified XXIII	1,022.894	7.09	7,252
	172,658.810		$ 1,285,148

141

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	20,092.469	$ 9.04	$ 181,636
Non-Qualified V (0.75)	115,129.584	9.21	1,060,343
Non-Qualified VII	191,859.521	6.32	1,212,552
Non-Qualified VIII	12,666.299	6.35	80,431
Non-Qualified XII	3,167.371	9.19	29,108
Non-Qualified IX	2,608.173	8.96	23,369
Non-Qualified XIII	97,676.670	9.14	892,765
Non-Qualified XIV	131,109.844	9.04	1,185,233
Non-Qualified XV	25,014.278	8.99	224,878
Non-Qualified XVI	10,113.816	8.97	90,721
Non-Qualified XVIII	5,282.854	8.82	46,595
Non-Qualified XIX	11,044.033	8.87	97,961
Non-Qualified XX	1,285.592	9.14	11,750
Non-Qualified XXIII	127.188	6.02	766
	627,177.692		$ 5,138,108

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,184,444.845	$ 9.10	$ 10,778,448
Non-Qualified VIII	307,355.968	9.15	2,812,307
Non-Qualified XIII	1,439,660.294	9.25	13,316,858
Non-Qualified XIV	1,615,945.177	9.15	14,785,898
Non-Qualified XV	527,575.292	9.10	4,800,935
Non-Qualified XVI	141,639.520	9.08	1,286,087
Non-Qualified XVIII	28,206.968	8.93	251,888
Non-Qualified XIX	89,964.198	8.98	807,879
	5,334,792.262		$ 48,840,300

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,331.793	$ 10.96	$ 124,196
Non-Qualified V (0.75)	83,774.306	11.28	944,974
Non-Qualified IX	681.264	11.26	7,671
Non-Qualified XII	4,241.851	11.24	47,678
Non-Qualified XX	1,625.798	11.15	18,128
Non-Qualified XXIII	1,261.400	8.43	10,634
	102,916.412		$ 1,153,281

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	30,144.324	$ 11.41	$ 343,947
Non-Qualified V (0.75)	143,479.137	11.62	1,667,228
Non-Qualified IX	1,861.530	11.30	21,035
Non-Qualified XII	1,112.678	11.60	12,907
Non-Qualified XX	9,389.154	11.53	108,257
Non-Qualified XXIII	1,133.375	6.96	7,888
	187,120.198		$ 2,161,262

142

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Institutional
Class
Currently payable annuity contracts:	28,754.197	$6.90 to $7.63	$ 205,562
Contracts in accumulation period:
Non-Qualified VII	29,213.674	7.83	228,743
Non-Qualified VIII	4,006.374	7.88	31,570
Non-Qualified XIII	35,879.213	7.97	285,957
Non-Qualified XIV	45,373.001	7.88	357,539
Non-Qualified XV	15,163.342	7.83	118,729
Non-Qualified XVI	5,807.269	7.82	45,413
Non-Qualified XVIII	9,735.077	7.69	74,863
Non-Qualified XIX	12,845.012	7.73	99,292
	186,777.159		$ 1,447,668

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V	700.830	$ 7.77	$ 5,445
Non-Qualified V (0.75)	13,454.325	7.91	106,424
	14,155.155		$ 111,869

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,888.959	$ 8.77	$ 51,646
Non-Qualified V (0.75)	59,201.202	8.93	528,667
Non-Qualified VII	129,370.494	8.74	1,130,698
Non-Qualified VIII	2,328.498	8.79	20,468
Non-Qualified XII	97.306	8.91	867
Non-Qualified XXIII	1,931.554	8.00	15,452
	198,818.013		$ 1,747,798

ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	152,126.065	$ 6.29	$ 956,873
Non-Qualified V (0.75)	402,658.027	6.37	2,564,932
Non-Qualified IX	3,611.035	6.25	22,569
Non-Qualified XII	15,947.712	6.36	101,427
Non-Qualified XX	14,118.129	6.34	89,509
Non-Qualified XXIII	3,848.383	7.70	29,633
	592,309.351		$ 3,764,943

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	220,010.641	$7.77 to $8.55	$ 1,879,676
Contracts in accumulation period:
Non-Qualified V	11,544.521	7.26	83,813
Non-Qualified V (0.75)	19,481.673	7.36	143,385
Non-Qualified XIII	276,102.134	8.64	2,385,522
Non-Qualified XIV	419,246.145	8.55	3,584,555
Non-Qualified XV	194,517.393	8.50	1,653,398
Non-Qualified XVI	4,047.657	8.49	34,365
Non-Qualified XVIII	8,421.624	8.34	70,236
Non-Qualified XIX	36,417.890	8.39	305,546
	1,189,789.678		$ 10,140,496

143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	38,919.038	$ 7.33	$ 285,277
Non-Qualified V (0.75)	245,457.081	7.43	1,823,746
Non-Qualified IX	8,022.146	7.28	58,401
Non-Qualified XII	17,350.926	7.42	128,744
Non-Qualified XX	7,490.384	7.39	55,354
Non-Qualified XXIII	10,279.295	7.46	76,684
	327,518.870		$ 2,428,206

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	46,011.803	$ 7.32	$ 336,806
Non-Qualified XIV	33,526.559	7.26	243,403
Non-Qualified XV	8,922.629	7.23	64,511
Non-Qualified XVI	3,592.346	7.22	25,937
Non-Qualified XVIII	1,517.293	7.14	10,833
Non-Qualified XIX	2,614.524	7.16	18,720
	96,185.154		$ 700,210

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	182,397.191	$ 9.14	$ 1,667,110
Non-Qualified V (0.75)	610,140.668	9.30	5,674,308
Non-Qualified IX	19,591.524	9.05	177,303
Non-Qualified XII	9,425.698	9.29	87,565
Non-Qualified XX	35,283.367	9.24	326,018
Non-Qualified XXIII	4,001.369	7.59	30,370
	860,839.817		$ 7,962,674

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	53,532.855	$ 10.78	$ 577,084
Non-Qualified V (0.75)	190,851.757	11.09	2,116,546
Non-Qualified IX	245.540	11.30	2,775
Non-Qualified XIII	65,793.912	7.20	473,716
Non-Qualified XIV	89,802.966	7.14	641,193
Non-Qualified XV	30,564.210	7.11	217,312
Non-Qualified XVI	25,099.396	7.10	178,206
Non-Qualified XVIII	509.625	7.02	3,578
Non-Qualified XIX	7,476.279	7.05	52,708
Non-Qualified XX	10,489.749	10.96	114,968
Non-Qualified XXII	1,436.897	7.30	10,489
	475,803.186		$ 4,388,575

144

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	10,163.553	$ 6.76	$ 68,706
Non-Qualified XIV	20,252.169	6.70	135,690
Non-Qualified XV	9,758.565	6.67	65,090
Non-Qualified XVI	7,281.168	6.66	48,493
Non-Qualified XVIII	3,868.299	6.58	25,453
Non-Qualified XIX	14,306.982	6.61	94,569
	65,630.736		$ 438,001

ING Van Kampen Capital Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	70,169.265	$ 5.36	$ 376,107
Contracts in accumulation period:
Non-Qualified V	1,237.913	5.51	6,821
Non-Qualified V (0.75)	46,840.307	5.53	259,027
Non-Qualified VII	1,867,415.640	5.36	10,009,348
Non-Qualified VIII	244,332.582	5.36	1,309,623
Non-Qualified XIII	882,336.689	5.37	4,738,148
Non-Qualified XIV	885,064.394	5.36	4,743,945
Non-Qualified XV	288,004.748	5.36	1,543,705
Non-Qualified XVI	35,095.483	5.36	188,112
Non-Qualified XVIII	15,869.582	5.34	84,744
Non-Qualified XIX	55,848.979	5.35	298,792
	4,392,215.582		$ 23,558,372

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	21,054.234	$ 8.58	$ 180,645
Non-Qualified V (0.75)	70,978.678	8.74	620,354
Non-Qualified IX	2,831.919	8.50	24,071
Non-Qualified XXIII	1,259.391	7.78	9,798
	96,124.222		$ 834,868

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,106.007	$ 6.07	$ 97,763
Non-Qualified V (0.75)	147,199.717	6.15	905,278
Non-Qualified IX	1,203.264	6.03	7,256
Non-Qualified XII	5,498.339	6.14	33,760
Non-Qualified XX	2,862.275	6.12	17,517
Non-Qualified XXIII	412.880	6.43	2,655
	173,282.482		$ 1,064,229

145

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Institutional Class
Currently payable annuity contracts:	214,391.352	$5.23 to $5.26	$ 1,121,453
Contracts in accumulation period:
Non-Qualified V	13,631.032	5.31	72,381
Non-Qualified V (0.75)	154,959.803	5.34	827,485
Non-Qualified VII	656,284.815	5.34	3,504,561
Non-Qualified VIII	110,844.647	5.35	593,019
Non-Qualified XII	9,596.375	5.34	51,245
Non-Qualified XIII	274,088.709	5.37	1,471,856
Non-Qualified XIV	267,012.873	5.35	1,428,519
Non-Qualified XV	93,609.768	5.34	499,876
Non-Qualified XVI	23,531.644	5.34	125,659
Non-Qualified XVIII	8,588.431	5.31	45,605
Non-Qualified XIX	16,250.461	5.32	86,452
Non-Qualified XX	967.602	5.33	5,157
Non-Qualified XXIII	312.811	6.55	2,049
	1,844,070.323		$ 9,835,317

ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	11,141.615	$ 6.44	$ 71,752
Non-Qualified V (0.75)	74,360.778	6.53	485,576
Non-Qualified VII	4,266.309	6.44	27,475
Non-Qualified XX	777.290	6.49	5,045
Non-Qualified XXIII	1,498.546	6.56	9,830
	92,044.538		$ 599,678

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	595.027	$ 6.73	$ 4,005
Non-Qualified XIII	6,567.253	6.65	43,672
Non-Qualified XIV	7,268.308	6.60	47,971
Non-Qualified XV	2,760.793	6.57	18,138
Non-Qualified XVI	1,237.117	6.56	8,115
Non-Qualified XIX	230.078	6.51	1,498
	18,658.576		$ 123,399

ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Non-Qualified V	4,171.760	$ 7.82	$ 32,623
Non-Qualified V (0.75)	16,586.716	8.09	134,187
Non-Qualified XXIII	409.195	7.38	3,020
	21,167.671		$ 169,830

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	9,419.426	$ 10.94	$ 103,049
Non-Qualified V (0.75)	90,747.121	11.32	1,027,257
Non-Qualified IX	647.078	10.76	6,963
Non-Qualified XX	4,900.430	12.82	62,824
	105,714.055		$ 1,200,093

146

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,843.875	$ 6.32	$ 11,653
Non-Qualified V (0.75)	39,559.728	6.40	253,182
Non-Qualified XX	121.799	6.37	776
Non-Qualified XXIII	88.693	6.83	606
	41,614.095		$ 266,217

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,552.978	$ 10.61	$ 398,437
Non-Qualified V (0.75)	147,958.377	10.97	1,623,103
Non-Qualified IX	37.171	10.44	388
Non-Qualified XII	5,422.536	10.94	59,323
Non-Qualified XIII	45,907.824	6.19	284,169
Non-Qualified XIV	32,126.832	6.14	197,259
Non-Qualified XV	15,119.201	6.11	92,378
Non-Qualified XVI	1,660.469	6.10	10,129
Non-Qualified XVIII	2,124.456	6.03	12,810
Non-Qualified XIX	3,945.783	6.05	23,872
Non-Qualified XX	3,679.529	12.04	44,302
Non-Qualified XXIII	2,758.596	6.95	19,172
	298,293.752		$ 2,765,342

ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	2,444.135	$ 6.66	$ 16,278
Non-Qualified V (0.75)	5,758.324	6.75	38,869
Non-Qualified XIII	42,429.452	6.72	285,126
Non-Qualified XIV	32,316.474	6.66	215,228
Non-Qualified XV	20,158.338	6.63	133,650
Non-Qualified XVI	2,141.500	6.62	14,177
Non-Qualified XVIII	1,375.691	6.54	8,997
Non-Qualified XIX	7,413.032	6.57	48,704
	114,036.946		$ 761,029

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,493.456	$ 8.12	$ 142,047
Non-Qualified V (0.75)	103,299.423	8.39	866,682
Non-Qualified IX	110.110	7.79	858
Non-Qualified XIII	38,658.386	6.82	263,650
Non-Qualified XIV	53,798.418	6.77	364,215
Non-Qualified XV	31,403.068	6.74	211,657
Non-Qualified XVI	16,438.051	6.73	110,628
Non-Qualified XVIII	1,241.370	6.65	8,255
Non-Qualified XIX	18,646.076	6.67	124,369
Non-Qualified XX	32.296	9.91	320
Non-Qualified XXII	900.743	6.89	6,206
Non-Qualified XXIII	2,729.447	7.12	19,434
	284,750.844		$ 2,118,321

147

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,509.609	$ 11.56	$ 364,251
Non-Qualified V (0.75)	81,613.418	11.95	975,280
Non-Qualified IX	2,337.836	11.36	26,558
Non-Qualified XX	10,794.797	13.27	143,247
Non-Qualified XXIII	2,769.730	7.53	20,856
	129,025.390		$ 1,530,192

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts:	97,267.990	$6.76 to $7.29	$ 659,847
Contracts in accumulation period:
Non-Qualified V	165,317.843	9.97	1,648,219
Non-Qualified V (0.75)	137,908.904	10.63	1,465,972
Non-Qualified VII	825,392.501	9.46	7,808,213
Non-Qualified VIII	127,133.595	6.52	828,911
Non-Qualified IX	6,504.847	9.68	62,967
Non-Qualified X	6,490.857	9.97	64,714
Non-Qualified XII	1,775.016	5.79	10,277
Non-Qualified XIII	250,683.150	5.46	1,368,730
Non-Qualified XIV	311,754.318	5.29	1,649,180
Non-Qualified XV	100,160.597	5.21	521,837
Non-Qualified XVI	15,531.595	3.65	56,690
Non-Qualified XVIII	4,820.352	3.52	16,968
Non-Qualified XIX	5,758.736	3.56	20,501
Non-Qualified XX	201.094	9.65	1,941
Non-Qualified XXIII	16,460.190	6.88	113,246
	2,073,161.585		$ 16,298,213

ING Neuberger Berman Partners Portfolio - Initial Class
Currently payable annuity contracts:	437,056.724	$5.30 to $5.44	$ 2,375,303
Contracts in accumulation period:
Non-Qualified VII	654,834.652	5.34	3,496,817
Non-Qualified VIII	214,304.933	5.37	1,150,817
Non-Qualified XIII	394,081.104	5.41	2,131,979
Non-Qualified XIV	630,778.123	5.36	3,380,971
Non-Qualified XV	202,447.506	5.34	1,081,070
Non-Qualified XVI	33,313.796	5.34	177,896
Non-Qualified XVIII	15,338.662	5.27	80,835
Non-Qualified XIX	31,946.096	5.29	168,995
	2,614,101.596		$ 14,044,683

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,699.331	$ 5.40	$ 111,776
Non-Qualified V (0.75)	20,888.131	5.48	114,467
	41,587.462		$ 226,243

148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	304,143.773	$8.41 to $8.46	$ 2,557,873
Contracts in accumulation period:
Non-Qualified V	567,229.726	8.42	4,776,074
Non-Qualified V (0.75)	1,640,129.444	8.59	14,088,712
Non-Qualified VII	3,175,943.035	8.64	27,440,148
Non-Qualified VIII	472,211.861	8.68	4,098,799
Non-Qualified IX	34,332.384	8.34	286,332
Non-Qualified X	18,704.473	8.42	157,492
Non-Qualified XII	10,499.355	8.57	89,979
Non-Qualified XIII	1,090,401.099	8.78	9,573,722
Non-Qualified XIV	1,047,042.467	8.68	9,088,329
Non-Qualified XV	326,326.932	8.64	2,819,465
Non-Qualified XVI	43,548.981	8.62	375,392
Non-Qualified XVIII	7,176.102	8.47	60,782
Non-Qualified XIX	57,847.344	8.52	492,859
Non-Qualified XX	27,487.293	8.52	234,192
Non-Qualified XXII	2,273.146	7.20	16,367
Non-Qualified XXIII	66,468.703	7.00	465,281

	8,891,766.118		$ 76,621,798

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	254,002.599	$9.36 to $9.88	$ 2,468,712
Contracts in accumulation period:
Non-Qualified V	208,418.208	9.60	2,000,815
Non-Qualified V (0.75)	474,155.378	9.79	4,641,981
Non-Qualified VII	1,075,638.876	9.65	10,379,915
Non-Qualified VIII	214,791.016	9.70	2,083,473
Non-Qualified IX	5,828.066	9.51	55,425
Non-Qualified X	32,500.861	9.60	312,008
Non-Qualified XII	4,003.007	9.77	39,109
Non-Qualified XIII	804,002.439	9.81	7,887,264
Non-Qualified XIV	877,000.294	9.70	8,506,903
Non-Qualified XV	312,909.000	9.65	3,019,572
Non-Qualified XVI	154,605.354	9.63	1,488,850
Non-Qualified XVIII	15,898.938	9.47	150,563
Non-Qualified XIX	86,526.736	9.52	823,735
Non-Qualified XX	9,583.173	9.72	93,148
Non-Qualified XXII	826.021	9.51	7,855
Non-Qualified XXIII	8,125.396	8.33	67,685

	4,538,815.362		$ 44,027,013

ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	1,624.683	$ 9.57	$ 15,548

149

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	136,664.593	$ 12.51	$ 1,709,674
Non-Qualified V (0.75)	584,272.004	12.94	7,560,480
Non-Qualified IX	23,946.116	12.30	294,537
Non-Qualified XX	25,977.366	12.48	324,198
Non-Qualified XXII	1,560.149	10.99	17,146
Non-Qualified XXIII	3,417.259	9.96	34,036
	775,837.487		$ 9,940,071

ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	176,487.249	$ 7.30	$ 1,288,357
Contracts in accumulation period:
Non-Qualified V	5,719.763	7.73	44,214
Non-Qualified V (0.75)	18,820.679	7.83	147,366
Non-Qualified VII	515,491.923	7.24	3,732,162
Non-Qualified VIII	104,354.068	7.24	755,523
Non-Qualified XII	95.141	7.82	744
Non-Qualified XIII	300,690.629	7.25	2,180,007
Non-Qualified XIV	422,502.314	7.24	3,058,917
Non-Qualified XV	114,556.512	7.24	829,389
Non-Qualified XVI	39,464.883	7.24	285,726
Non-Qualified XVIII	13,504.288	7.22	97,501
Non-Qualified XIX	32,835.068	7.23	237,398
Non-Qualified XX	1,429.297	7.79	11,134
	1,745,951.814		$ 12,668,438

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	26,624.607	$ 8.72	$ 232,167
Non-Qualified V (0.75)	181,408.596	8.88	1,610,908
Non-Qualified IX	16,174.120	8.64	139,744
Non-Qualified XXIII	55,546.342	7.92	439,927
	279,753.665		$ 2,422,746

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	14,939.814	$ 8.19	$ 122,357
Non-Qualified V (0.75)	79,098.432	8.34	659,681
Non-Qualified XX	438.818	8.28	3,633
Non-Qualified XXIII	91,701.707	7.43	681,344
	186,178.771		$ 1,467,015

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,678.226	$ 8.07	$ 21,613
Non-Qualified V (0.75)	62,190.476	8.22	511,206
Non-Qualified XXIII	92,142.925	7.20	663,429
	157,011.627		$ 1,196,248

150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,599.254	$ 7.95	$ 60,414
Non-Qualified V (0.75)	59,614.905	8.10	482,881
Non-Qualified XX	405.121	8.04	3,257
Non-Qualified XXIII	31,225.276	6.95	217,016
	98,844.556		$ 763,568

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	123,430.797	$ 9.52	$ 1,175,061
Non-Qualified XXIII	20,072.565	8.67	174,029
	143,503.362		$ 1,349,090

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class
Contracts in accumulation period:
Non-Qualified V	477,756.560	$ 7.52	$ 3,592,729
Non-Qualified V (0.75)	608,109.830	7.66	4,658,121
Non-Qualified VII	952,194.528	7.88	7,503,293
Non-Qualified VIII	154,333.963	7.92	1,222,325
Non-Qualified IX	31,481.105	7.44	234,219
Non-Qualified X	17,418.299	7.52	130,986
Non-Qualified XII	6,675.180	7.65	51,065
Non-Qualified XIII	824,868.437	8.01	6,607,196
Non-Qualified XIV	710,683.927	7.92	5,628,617
Non-Qualified XV	289,588.751	7.88	2,281,959
Non-Qualified XVI	19,244.564	7.86	151,262
Non-Qualified XVIII	10,717.027	7.73	82,843
Non-Qualified XIX	18,724.681	7.78	145,678
Non-Qualified XX	1,315.750	7.60	10,000
Non-Qualified XXII	1,931.673	7.09	13,696
Non-Qualified XXIII	53,277.640	6.30	335,649
	4,178,321.915		$ 32,649,638

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	324,951.128	$7.67 to $9.89	$ 3,200,625
Contracts in accumulation period:
Non-Qualified V	102,325.947	14.84	1,518,517
Non-Qualified V (0.75)	236,010.358	15.83	3,736,044
Non-Qualified VII	810,651.410	18.58	15,061,903
Non-Qualified VIII	86,676.048	13.63	1,181,395
Non-Qualified IX	10,532.786	14.41	151,777
Non-Qualified X	5,445.771	14.84	80,815
Non-Qualified XII	2,658.954	9.34	24,835
Non-Qualified XX	8,699.301	10.16	88,385
Non-Qualified XXII	1,309.198	7.07	9,256
Non-Qualified XXIII	23,781.077	6.64	157,906
	1,613,041.978		$ 25,211,458

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	199,923.390	$6.24 to $6.26	$ 1,247,707
Contracts in accumulation period:
Non-Qualified V	465,424.428	6.28	2,922,865
Non-Qualified V (0.75)	431,715.637	6.31	2,724,126
Non-Qualified VII	251,703.183	6.24	1,570,628
Non-Qualified VIII	65,676.818	6.25	410,480
Non-Qualified IX	14,442.936	6.27	90,557
Non-Qualified X	8,166.709	6.28	51,287
Non-Qualified XII	6,775.124	6.31	42,751
Non-Qualified XIII	541,950.058	6.26	3,392,607
Non-Qualified XIV	638,393.283	6.25	3,989,958
Non-Qualified XV	174,554.136	6.24	1,089,218
Non-Qualified XVI	49,750.726	6.24	310,445
Non-Qualified XVIII	18,851.905	6.22	117,259
Non-Qualified XIX	30,347.244	6.23	189,063
Non-Qualified XX	2,857.300	6.30	18,001
Non-Qualified XXIII	10,720.612	6.93	74,294
	2,911,253.489		$ 18,241,246

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	154,113.612	$7.91 to $11.74	$ 1,800,039
Contracts in accumulation period:
Non-Qualified V	97,407.006	19.26	1,876,059
Non-Qualified V (0.75)	101,059.220	20.54	2,075,756
Non-Qualified VII	222,200.946	9.00	1,999,809
Non-Qualified VIII	48,062.878	9.16	440,256
Non-Qualified IX	3,271.198	18.70	61,171
Non-Qualified X	3,714.665	19.26	71,544
Non-Qualified XIII	300,733.547	7.57	2,276,553
Non-Qualified XIV	281,873.969	7.33	2,066,136
Non-Qualified XV	68,786.605	7.22	496,639
Non-Qualified XVI	20,221.647	4.56	92,211
Non-Qualified XVIII	6,020.779	4.39	26,431
Non-Qualified XIX	18,956.620	4.45	84,357
Non-Qualified XX	287.194	9.79	2,812
Non-Qualified XXIII	7,146.685	7.18	51,313
	1,333,856.571		$ 13,421,086

152

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	181,081.482	$ 10.53	$ 1,906,788
Non-Qualified V (0.75)	179,961.069	11.23	2,020,963
Non-Qualified VI	18,434.566	8.95	164,989
Non-Qualified VII	586,786.154	10.26	6,020,426
Non-Qualified VIII	80,969.208	7.16	579,740
Non-Qualified IX	8,494.394	10.22	86,813
Non-Qualified X	74,615.045	10.53	785,696
Non-Qualified XI	6,261.773	8.95	56,043
Non-Qualified XIII	195,454.271	7.08	1,383,816
Non-Qualified XIV	236,400.118	6.86	1,621,705
Non-Qualified XV	66,661.524	6.75	449,965
Non-Qualified XVI	11,845.115	5.05	59,818
Non-Qualified XVIII	16,056.251	4.86	78,033
Non-Qualified XIX	3,149.671	4.92	15,496
Non-Qualified XX	243.898	9.76	2,380
Non-Qualified XXIII	9,298.635	6.93	64,440
	1,675,713.174		$ 15,297,111

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,623.820	$ 8.68	$ 187,695
Non-Qualified V (0.75)	120,704.424	8.98	1,083,926
Non-Qualified IX	2,559.994	8.54	21,862
Non-Qualified XX	6,878.137	10.26	70,570
Non-Qualified XXIII	820.235	7.41	6,078
	152,586.610		$ 1,370,131

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	413,809.730	$ 9.20	$ 3,807,050
Non-Qualified V (0.75)	614,576.593	9.38	5,764,728
Non-Qualified VII	1,655,410.378	9.32	15,428,425
Non-Qualified VIII	437,175.745	9.38	4,100,708
Non-Qualified IX	5,717.358	9.11	52,085
Non-Qualified X	6,324.976	9.20	58,190
Non-Qualified XII	587.430	9.37	5,504
Non-Qualified XIII	1,577,267.278	9.48	14,952,494
Non-Qualified XIV	1,750,546.005	9.38	16,420,122
Non-Qualified XV	562,571.344	9.32	5,243,165
Non-Qualified XVI	63,450.082	9.31	590,720
Non-Qualified XVIII	6,525.010	9.15	59,704
Non-Qualified XIX	67,482.790	9.20	620,842
Non-Qualified XX	17,039.209	9.31	158,635
Non-Qualified XXIII	3,627.397	8.39	30,434
	7,182,111.325		$ 67,292,806

153

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	158,688.985	$ 12.83	$ 2,035,980
Contracts in accumulation period:
Non-Qualified V	41,707.524	14.53	606,010
Non-Qualified V (0.75)	25,742.642	15.49	398,754
Non-Qualified VII	267,453.480	14.22	3,803,188
Non-Qualified VIII	99,062.041	13.46	1,333,375
Non-Qualified IX	847.190	14.11	11,954
Non-Qualified X	5,339.379	15.13	80,785
Non-Qualified XXIII	977.531	8.30	8,114
	599,818.772		$ 8,278,160

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	216,295.437	$6.85 to $9.37	$ 2,008,183
Contracts in accumulation period:
Non-Qualified V	39,243.282	13.63	534,886
Non-Qualified V (0.75)	123,173.008	14.54	1,790,936
Non-Qualified VII	226,770.591	13.34	3,025,120
Non-Qualified VIII	45,437.198	12.04	547,064
Non-Qualified IX	2,191.398	13.24	29,014
Non-Qualified X	9,860.958	14.20	140,026
Non-Qualified XX	4,515.806	10.02	45,248
Non-Qualified XXIII	43,260.794	7.34	317,534
	710,748.472		$ 8,438,011

ING VP Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	237,073.228	$7.62 to $9.93	$ 2,339,104
Contracts in accumulation period:
Non-Qualified V	37,418.289	13.94	521,611
Non-Qualified V (0.75)	71,744.781	14.87	1,066,845
Non-Qualified VII	345,607.587	13.65	4,717,544
Non-Qualified VIII	69,230.159	12.54	868,146
Non-Qualified X	2,679.163	14.52	38,901
Non-Qualified XX	3,933.474	10.26	40,357
Non-Qualified XXIII	2,029.675	7.79	15,811
	769,716.356		$ 9,608,319

154

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,255,849.174	$5.16 to $200.72	$ 45,472,782
Contracts in accumulation period:
Non-Qualified 1964	958.674	170.64	163,588
Non-Qualified V	1,651,069.438	15.90	26,252,004
Non-Qualified V (0.75)	3,039,549.042	16.95	51,520,356
Non-Qualified VI	570,115.308	14.98	8,540,327
Non-Qualified VII	1,428,705.761	15.60	22,287,810
Non-Qualified VIII	298,241.576	10.59	3,158,378
Non-Qualified IX	42,279.439	15.44	652,795
Non-Qualified X	659,378.690	16.36	10,787,435
Non-Qualified XI	7,050.926	15.42	108,725
Non-Qualified XII	39,014.872	6.81	265,691
Non-Qualified XIII	835,276.100	6.50	5,429,295
Non-Qualified XIV	545,596.286	6.30	3,437,257
Non-Qualified XV	289,631.353	6.20	1,795,714
Non-Qualified XVI	510,836.096	5.52	2,819,815
Non-Qualified XVIII	43,499.573	5.32	231,418
Non-Qualified XIX	472,253.796	5.38	2,540,725
Non-Qualified XX	27,882.949	9.73	271,301
Non-Qualified XXII	2,278.854	7.28	16,590
Non-Qualified XXIII	129,790.927	7.14	926,707
	11,849,258.834		$ 186,678,713

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	384,039.505	$ 10.00	$ 3,840,395
Non-Qualified VIII	212,580.904	10.08	2,142,816
Non-Qualified XIII	319,865.921	10.23	3,272,228
Non-Qualified XIV	192,003.056	10.08	1,935,391
Non-Qualified XV	89,950.305	10.00	899,503
Non-Qualified XVI	238,686.458	9.98	2,382,091
Non-Qualified XVIII	12,658.613	9.75	123,421
Non-Qualified XIX	225,178.452	9.82	2,211,252
	1,674,963.214		$ 16,807,097

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	22,457.310	$ 10.26	$ 230,412
Non-Qualified VIII	670.731	10.33	6,929
Non-Qualified XIII	52,057.459	10.48	545,562
Non-Qualified XIV	64,985.535	10.33	671,301
Non-Qualified XV	19,381.245	10.26	198,852
Non-Qualified XVI	34,485.800	10.23	352,790
Non-Qualified XVIII	1,864.949	10.01	18,668
Non-Qualified XIX	51,473.514	10.08	518,853
	247,376.543		$ 2,543,367

155

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	12,280.043	$ 10.48	$ 128,695
Non-Qualified VIII	4,819.226	10.55	50,843
Non-Qualified XIII	93,885.939	10.70	1,004,580
Non-Qualified XIV	11,879.819	10.55	125,332
Non-Qualified XV	14,610.115	10.48	153,114
Non-Qualified XVI	10,143.060	10.46	106,096
Non-Qualified XIX	11,327.404	10.31	116,786
	158,945.606		$ 1,685,446

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	258,442.859	$ 10.26	$ 2,651,624
Non-Qualified VIII	62,771.358	10.33	648,428
Non-Qualified XIII	601,730.817	10.46	6,294,104
Non-Qualified XIV	760,570.089	10.33	7,856,689
Non-Qualified XV	411,265.477	10.26	4,219,584
Non-Qualified XVI	22,932.824	10.24	234,832
Non-Qualified XIX	53,473.690	10.10	540,084
	2,171,187.114		$ 22,445,345

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	135,647.364	$ 10.26	$ 1,391,742
Non-Qualified VIII	5,158.985	10.32	53,241
Non-Qualified XIII	296,993.978	10.45	3,103,587
Non-Qualified XIV	382,193.550	10.32	3,944,237
Non-Qualified XV	357,191.962	10.26	3,664,790
Non-Qualified XVI	5,239.242	10.24	53,650
Non-Qualified XIX	37,724.723	10.11	381,397
	1,220,149.804		$ 12,592,644

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	126,826.120	$ 10.23	$ 1,297,431
Non-Qualified VIII	17,239.636	10.30	177,568
Non-Qualified XIII	374,758.479	10.39	3,893,741
Non-Qualified XIV	287,848.671	10.27	2,956,206
Non-Qualified XV	238,145.808	10.21	2,431,469
Non-Qualified XVI	9,388.251	10.19	95,666
Non-Qualified XVIII	175.338	10.02	1,757
Non-Qualified XIX	6,738.088	10.08	67,920
	1,061,120.391		$ 10,921,758

156

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	23,117.454	$ 10.22	$ 236,260
Non-Qualified XIII	298,188.122	10.37	3,092,211
Non-Qualified XIV	257,590.415	10.26	2,642,878
Non-Qualified XV	192,774.306	10.21	1,968,226
Non-Qualified XVI	448.012	10.19	4,565
Non-Qualified XIX	18,450.164	10.08	185,978
	790,568.473		$ 8,130,118

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	9,763.297	$ 10.31	$ 100,660
Non-Qualified VIII	18,464.978	10.37	191,482
Non-Qualified XIII	187,805.117	10.44	1,960,685
Non-Qualified XIV	213,815.560	10.34	2,210,853
Non-Qualified XV	191,437.077	10.29	1,969,888
Non-Qualified XVI	141.361	10.27	1,452
Non-Qualified XIX	8,520.617	10.17	86,655
	629,948.007		$ 6,521,675

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	16,603.502	$ 10.46	$ 173,673
Non-Qualified VIII	707.753	10.51	7,438
Non-Qualified XIII	295,619.130	10.61	3,136,519
Non-Qualified XIV	323,564.888	10.51	3,400,667
Non-Qualified XV	99,316.631	10.46	1,038,852
Non-Qualified XVI	30,770.333	10.45	321,550
Non-Qualified XVIII	3,498.785	10.30	36,037
Non-Qualified XIX	1,477.134	10.35	15,288
	771,558.156		$ 8,130,024

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	47,029.084	$ 10.41	$ 489,573
Non-Qualified VIII	5,803.620	10.46	60,706
Non-Qualified XIII	878,206.474	10.55	9,265,078
Non-Qualified XIV	523,031.448	10.46	5,470,909
Non-Qualified XV	439,689.496	10.41	4,577,168
Non-Qualified XVI	28,017.300	10.40	291,380
Non-Qualified XVIII	13,912.736	10.26	142,745
Non-Qualified XIX	10,033.926	10.31	103,450
	1,945,724.084		$ 20,401,009

157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	57,640.856	$ 10.42	$ 600,618
Non-Qualified VIII	3,222.222	10.46	33,704
Non-Qualified XIII	911,511.467	10.54	9,607,331
Non-Qualified XIV	494,037.849	10.46	5,167,636
Non-Qualified XV	336,217.107	10.42	3,503,382
Non-Qualified XVI	14,845.416	10.41	154,541
Non-Qualified XIX	35,676.319	10.33	368,536
	1,853,151.236		$ 19,435,748

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	33,778.992	$ 10.34	$ 349,275
Non-Qualified VIII	4,292.833	10.38	44,560
Non-Qualified XIII	459,856.103	10.44	4,800,898
Non-Qualified XIV	264,953.394	10.38	2,750,216
Non-Qualified XV	50,304.777	10.34	520,151
Non-Qualified XVI	455,094.828	10.33	4,701,130
Non-Qualified XVIII	251,621.686	10.24	2,576,606
Non-Qualified XIX	520,739.404	10.27	5,347,994
	2,040,642.017		$ 21,090,830

ING BlackRock Global Science and Technology Portfolio -
Class I
Contracts in accumulation period:
Non-Qualified V	87,831.622	$ 2.94	$ 258,225
Non-Qualified V (0.75)	366,248.505	3.07	1,124,383
Non-Qualified VII	252,696.152	2.90	732,819
Non-Qualified VIII	23,732.599	2.94	69,774
Non-Qualified IX	5,391.910	2.88	15,529
Non-Qualified XII	1,495.552	3.06	4,576
Non-Qualified XIII	255,180.288	3.02	770,644
Non-Qualified XIV	201,094.847	2.94	591,219
Non-Qualified XV	27,538.221	2.90	79,861
Non-Qualified XVI	9,707.417	3.02	29,316
Non-Qualified XVIII	3,286.519	2.91	9,564
Non-Qualified XIX	8,377.515	2.95	24,714
Non-Qualified XX	864.948	9.89	8,554
Non-Qualified XXIII	3,523.464	6.87	24,206
	1,246,969.559		$ 3,743,384

ING International Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	34,636.247	$ 5.94	$ 205,739
Non-Qualified IX	896.019	5.91	5,295
	35,532.266		$ 211,034

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	636.542	$ 10.19	$ 6,486
Non-Qualified V (0.75)	8,791.789	10.22	89,852
	9,428.331		$ 96,338

ING Opportunistic Large Cap Growth Portfolio - Class I
Currently payable annuity contracts:	105,165.872	$7.35 to $10.29	$ 1,060,922
Contracts in accumulation period:
Non-Qualified V	19,373.839	10.07	195,095
Non-Qualified V (0.75)	117,293.109	10.68	1,252,690
Non-Qualified VII	144,916.556	9.88	1,431,776
Non-Qualified VIII	52,466.917	10.06	527,817
Non-Qualified IX	1,327.768	9.78	12,986
Non-Qualified XII	74.599	6.63	495
Non-Qualified XIII	268,461.194	6.07	1,629,559
Non-Qualified XIV	238,538.823	5.88	1,402,608
Non-Qualified XV	41,584.401	5.79	240,774
Non-Qualified XVI	27,610.705	3.83	105,749
Non-Qualified XVIII	3,817.512	3.69	14,087
Non-Qualified XIX	14,970.732	3.73	55,841
Non-Qualified XX	912.830	8.99	8,206
Non-Qualified XXIII	3,576.974	6.89	24,645
	1,040,091.831		$ 7,963,250

ING Opportunistic Large Cap Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	14,498.251	$ 14.10	$ 204,425
Non-Qualified V (0.75)	76,301.601	14.95	1,140,709
Non-Qualified VII	197,466.924	13.84	2,732,942
Non-Qualified VIII	31,880.161	14.09	449,191
Non-Qualified IX	655.258	13.69	8,970
Non-Qualified X	5,302.811	14.10	74,770
Non-Qualified XII	2,952.682	10.09	29,793
Non-Qualified XX	721.724	9.70	7,001
Non-Qualified XXIII	4,491.103	7.66	34,402
	334,270.515		$ 4,682,203

ING Opportunistic Large Cap Value Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	9,510.984	$ 7.38	$ 70,191
Non-Qualified XIV	25,063.501	7.31	183,214
Non-Qualified XV	1,840.572	7.27	13,381
Non-Qualified XVI	1,052.818	7.26	7,643
Non-Qualified XVIII	1,479.434	7.16	10,593
	38,947.309		$ 285,022

159

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	191.012	$ 6.63	$ 1,266
Non-Qualified V (0.75)	96,189.140	6.65	639,658
	96,380.152		$ 640,924

ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	4,932.142	$ 5.93	29,248

ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	5,072.255	$ 6.97	35,354

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,525,175.592	$6.07 to $12.34	$ 17,687,273
Contracts in accumulation period:
Non-Qualified V	101,252.071	14.04	1,421,579
Non-Qualified V (0.75)	726,462.370	14.93	10,846,083
Non-Qualified VII	551,984.857	13.77	7,600,831
Non-Qualified VIII	193,665.602	13.79	2,670,649
Non-Qualified IX	8,127.960	13.64	110,865
Non-Qualified XII	12,887.423	8.68	111,863
Non-Qualified XIII	1,516,955.370	8.26	12,530,051
Non-Qualified XIV	1,173,295.166	8.00	9,386,361
Non-Qualified XV	578,160.836	7.87	4,550,126
Non-Qualified XVI	915,081.332	6.03	5,517,940
Non-Qualified XVIII	198,589.778	5.80	1,151,821
Non-Qualified XIX	889,354.536	5.88	5,229,405
Non-Qualified XX	88,182.176	9.96	878,294
Non-Qualified XXIII	28,883.501	7.47	215,760
	8,508,058.570		$ 79,908,901

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	54,703.634	$ 14.32	$ 783,356
Non-Qualified V (0.75)	444,441.250	15.11	6,715,507
Non-Qualified IX	5,733.470	13.94	79,925
Non-Qualified XII	7,636.275	15.69	119,813
Non-Qualified XX	3,346.065	11.25	37,643
Non-Qualified XXII	293.377	7.08	2,077
Non-Qualified XXIII	11,018.258	6.85	75,475
	527,172.329		$ 7,813,796

160

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	47,803.173	$ 10.67	$ 510,060
Non-Qualified V (0.75)	236,947.657	11.25	2,665,661
Non-Qualified IX	5,450.892	10.39	56,635
Non-Qualified XII	12,416.339	12.08	149,989
Non-Qualified XX	2,464.659	11.25	27,727
Non-Qualified XXIII	7,500.657	7.28	54,605
	312,583.377		$ 3,464,677

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:	195,787.490	$9.69 to $19.99	$ 3,850,010
Contracts in accumulation period:
Non-Qualified V	16,287.896	19.83	322,989
Non-Qualified V (0.75)	122,456.890	21.03	2,575,268
Non-Qualified VII	334,611.366	19.47	6,514,883
Non-Qualified VIII	99,966.462	19.82	1,981,335
Non-Qualified IX	1,897.547	19.26	36,547
Non-Qualified X	4,067.461	19.83	80,658
Non-Qualified XII	1,079.102	14.48	15,625
Non-Qualified XIII	400,461.781	14.02	5,614,474
Non-Qualified XIV	357,244.331	13.58	4,851,378
Non-Qualified XV	82,713.775	13.37	1,105,883
Non-Qualified XVI	38,508.287	9.70	373,530
Non-Qualified XVIII	12,111.066	9.34	113,117
Non-Qualified XIX	31,448.726	9.46	297,505
Non-Qualified XX	415.697	12.76	5,304
Non-Qualified XXIII	17,942.715	7.27	130,444
	1,717,000.592		$ 27,868,950

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	41,950.634	$ 10.38	$ 435,448
Non-Qualified V (0.75)	274,451.176	10.78	2,958,584
Non-Qualified IX	11,587.717	10.19	118,079
Non-Qualified XII	4,520.699	10.74	48,552
Non-Qualified XX	1,944.192	11.71	22,766
Non-Qualified XXIII	3,516.715	6.66	23,421
	337,971.133		$ 3,606,850

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	10,376.127	$ 9.12	$ 94,630
Non-Qualified V (0.75)	40,315.300	9.47	381,786
Non-Qualified XII	446.316	9.44	4,213
Non-Qualified XXIII	2,555.026	6.94	17,732
	53,692.769		$ 498,361

161

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	116,505.872	$ 8.26	$ 962,339
Non-Qualified XIV	121,642.145	8.07	981,652
Non-Qualified XV	48,963.361	7.97	390,238
Non-Qualified XVI	25,073.287	7.94	199,082
Non-Qualified XVIII	2,771.934	7.67	21,261
Non-Qualified XIX	21,352.606	7.76	165,696
	336,309.205		$ 2,720,268

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	5,261.174	$ 6.25	$ 32,882
Non-Qualified V (0.75)	31,737.656	6.49	205,977
Non-Qualified XII	9,679.316	6.46	62,528
Non-Qualified XX	20,179.685	10.89	219,757
Non-Qualified XXIII	168.822	6.97	1,177
	67,026.653		$ 522,321

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	121,747.786	$ 5.98	$ 728,052
Non-Qualified XIV	104,013.408	5.84	607,438
Non-Qualified XV	47,905.438	5.77	276,414
Non-Qualified XVI	19,559.118	5.75	112,465
Non-Qualified XVIII	4,971.449	5.55	27,592
Non-Qualified XIX	22,059.676	5.61	123,755
	320,256.875		$ 1,875,716

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	1,139,618.359	$7.72 to $28.83	$ 23,051,976
Contracts in accumulation period:
Non-Qualified V	720,068.994	21.26	15,308,667
Non-Qualified V (0.75)	401,641.949	22.67	9,105,223
Non-Qualified VI	15,688.603	17.99	282,238
Non-Qualified VII	706,146.829	20.52	14,490,133
Non-Qualified VIII	173,274.281	14.74	2,554,063
Non-Qualified IX	9,939.904	20.65	205,259
Non-Qualified X	107,148.113	21.88	2,344,401
Non-Qualified XI	909.668	18.52	16,847
Non-Qualified XII	14,487.686	10.71	155,163
Non-Qualified XIII	577,851.093	10.32	5,963,423
Non-Qualified XIV	484,219.916	10.00	4,842,199
Non-Qualified XV	228,509.876	9.84	2,248,537
Non-Qualified XVI	31,083.813	8.25	256,441
Non-Qualified XVIII	4,275.429	7.94	33,947
Non-Qualified XIX	15,711.999	8.04	126,324
Non-Qualified XXII	4,729.846	8.00	37,839
Non-Qualified XXIII	41,357.274	7.99	330,445
	4,676,663.632		$ 81,353,125

162

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	403,370.013	$10.21 to $75.43	$ 8,938,607
Contracts in accumulation period:
Non-Qualified V	532,303.838	18.75	9,980,697
Non-Qualified V (0.75)	922,893.663	19.99	18,448,644
Non-Qualified VI	5,137.266	17.24	88,566
Non-Qualified VII	731,099.841	18.10	13,232,907
Non-Qualified VIII	181,827.077	15.63	2,841,957
Non-Qualified IX	3,189.826	18.20	58,055
Non-Qualified X	110,037.357	19.07	2,098,412
Non-Qualified XI	797.529	17.54	13,989
Non-Qualified XII	708.419	14.27	10,109
Non-Qualified XIII	997,678.613	13.96	13,927,593
Non-Qualified XIV	1,064,003.690	13.53	14,395,970
Non-Qualified XV	400,492.399	13.31	5,330,554
Non-Qualified XVI	368,611.327	12.74	4,696,108
Non-Qualified XVIII	65,938.191	12.27	809,062
Non-Qualified XIX	439,899.352	12.43	5,467,949
Non-Qualified XX	4,166.489	11.40	47,498
Non-Qualified XXII	1,469.586	9.77	14,358
Non-Qualified XXIII	13,618.422	9.39	127,877
	6,247,242.898		$ 100,528,912

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:	811,240.214	$11.16 to $12.97	$ 10,499,684
Contracts in accumulation period:
Non-Qualified V	471,161.382	15.40	7,255,885
Non-Qualified V (0.75)	1,593,207.999	16.42	26,160,475
Non-Qualified VI	4,082.706	15.12	61,731
Non-Qualified VII	2,583,176.255	15.03	38,825,139
Non-Qualified VIII	495,337.383	13.79	6,830,703
Non-Qualified IX	9,472.737	14.95	141,617
Non-Qualified X	81,226.625	15.40	1,250,890
Non-Qualified XII	6,519.059	13.27	86,508
Non-Qualified XIII	2,988,798.567	13.02	38,914,157
Non-Qualified XIV	3,116,885.125	12.61	39,303,921
Non-Qualified XV	1,570,347.782	12.41	19,488,016
Non-Qualified XVI	646,485.665	11.34	7,331,147
Non-Qualified XVIII	44,563.523	10.91	486,188
Non-Qualified XIX	927,619.411	11.05	10,250,194
Non-Qualified XX	19,892.270	11.26	223,987
Non-Qualified XXII	196.367	10.78	2,117
Non-Qualified XXIII	26,371.597	10.06	265,298
	15,396,584.667		$ 207,377,657

Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	550.484	$ 28.45	$ 15,661

163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.408	$ 25.03	2,588

Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.110	$ 14.67	$ 4,183
Non-Qualified IX	96.945	13.36	1,295

	382.055		$ 5,478

Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.383	$ 18.43	$ 44
Non-Qualified IX	77.141	16.79	1,295

	79.524		$ 1,339

Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	110.680	$ 15.86	1,755

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	51,763.392	$ 8.85	$ 458,106
Non-Qualified V (0.75)	145,109.448	9.19	1,333,556
Non-Qualified IX	12,220.328	8.69	106,195
Non-Qualified XII	841.770	9.15	7,702
Non-Qualified XX	2,703.191	10.69	28,897
Non-Qualified XXIII	9,077.559	7.21	65,449

	221,715.688		$ 1,999,905

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,020.068	$ 15.51	46,841

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	35,237.104	$6.75 to $7.94	$ 254,728

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	3,575.598	$ 7.98	$ 28,533
Non-Qualified V (0.75)	40,403.950	8.12	328,080
Non-Qualified IX	2,137.138	7.90	16,883
Non-Qualified XX	815.072	8.06	6,569
Non-Qualified XXIII	250.453	6.86	1,718

	47,182.211		$ 381,783

164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Mid Cap Fund/VA
Currently payable annuity contracts:	5,432.036	$5.50 to $6.88	$ 37,012

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	59,703.582	$ 10.85	$ 647,784
Non-Qualified V (0.75)	463,819.981	11.10	5,148,402
Non-Qualified IX	6,951.852	10.72	74,524
Non-Qualified XX	33.315	11.00	366
Non-Qualified XXIII	1,899.399	8.97	17,038

	532,408.129		$ 5,888,114

Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	44,506.507	$ 5.25	$ 233,659
Non-Qualified V (0.75)	136,805.974	5.30	725,072
Non-Qualified IX	58.642	5.23	307
Non-Qualified XII	8,685.611	5.29	45,947
Non-Qualified XX	3,284.939	5.28	17,344
Non-Qualified XXII	279.816	5.28	1,477
Non-Qualified XXIII	1,893.125	5.06	9,579

	195,514.614		$ 1,033,385

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	12,718.570	$ 7.66	$ 97,424
Non-Qualified V (0.75)	24,501.292	7.84	192,090
Non-Qualified IX	2,027.610	7.57	15,349
Non-Qualified XXIII	520.857	6.71	3,495

	39,768.329		$ 308,358

Wanger International
Contracts in accumulation period:
Non-Qualified V	10,309.730	$ 5.63	$ 58,044
Non-Qualified V (0.75)	51,352.914	5.68	291,685
Non-Qualified XII	1,594.780	5.67	9,042
Non-Qualified XX	7,910.277	5.66	44,772
Non-Qualified XXIII	422.655	6.29	2,659

	71,590.356		$ 406,202

Wanger Select
Contracts in accumulation period:
Non-Qualified V	29,377.548	$ 8.00	$ 235,020
Non-Qualified V (0.75)	180,057.103	8.19	1,474,668
Non-Qualified IX	1,503.503	7.90	11,878
Non-Qualified XX	702.984	8.11	5,701
Non-Qualified XXIII	803.843	5.73	4,606

	212,444.981		$ 1,731,873

165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger USA
Contracts in accumulation period:
Non-Qualified V	2,754.812	$ 8.40	$ 23,140
Non-Qualified V (0.75)	23,345.923	8.60	200,775
Non-Qualified IX	649.234	8.30	5,389
Non-Qualified XXIII	249.770	6.69	1,671
	26,999.739		$ 230,975

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

166

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

167

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70% .

168

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I
Shares
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
2005	44	$9.92	to	$10.25	$448	-	0.75%	to	1.25%	7.59%	to	8.01%
2004	1,652	$5.69	to	$9.99	$15,172	-	0.75%	to	1.90%	4.60%	to	5.80%
AIM V.I. Core Equity Fund - Series I Shares
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
2005	101	$8.49	to	$8.93	$893	0.08%	0.75%	to	1.50%	3.66%	to	4.46%
2004	2,909	$6.71	to	$12.80	$31,830	0.91%	0.75%	to	2.25%	6.85%	to	8.23%
Calvert Social Balanced Portfolio
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
2005	153	$12.57	to	$23.83	$2,190	1.77%	0.75%	to	1.40%	4.14%	to	4.84%
2004	166	$12.07	to	$22.73	$2,229	1.66%	0.75%	to	1.40%	6.81%	to	7.47%
Federated American Leaders Fund II - Primary
Shares
2008	500	$12.77	to	$17.90	$8,770	1.93%	1.25%	to	1.40%	-34.72%	to	-34.60%
2007	649	$19.53	to	$27.37	$17,444	1.57%	1.25%	to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90	to	$30.69	$24,783	1.52%	1.25%	to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98	to	$26.19	$28,971	1.66%	1.25%	to	1.40%	3.56%	to	3.72%
2004	1,665	$18.30	to	$25.29	$42,192	1.46%	1.25%	to	1.40%	8.22%	to	8.41%

169

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Capital Income Fund II
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%
2004	373	$11.56	to	$13.82	$5,170	4.59%	1.25%	to	1.40%	8.39%	to	8.54%
Federated Equity Income Fund II
2008	205	$10.10	to	$11.72	$2,394	3.90%	1.25%	to	1.40%	-31.42%	to	-31.34%
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473		$13.99		$6,708	2.27%		1.40%			1.89%
2004	654		$13.73		$9,093	2.05%	1.25%	to	1.40%	11.26%
Federated Fund for U.S. Government Securities II
2008	109		$17.62		$1,916	5.00%		1.40%			2.86%
2007	124		$17.13		$2,125	4.43%		1.40%			4.77%
2006	146		$16.35		$2,385	4.88%		1.40%			2.70%
2005	259		$15.92		$4,124	4.54%		1.40%			0.57%
2004	407		$15.83		$6,444	5.03%	1.25%	to	1.40%		2.19%
Federated High Income Bond Fund II - Primary
Shares
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413		$17.91		$7,437	9.23%		1.40%			1.19%
2004	666	$15.13	to	$17.70	$11,845	7.82%	1.25%	to	1.40%	8.92%	to	9.08%
Federated International Equity Fund II
2008	120	$10.79	to	$11.80	$1,384	0.65%	1.25%	to	1.40%	-46.51%	to	-46.37%
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%
2004	367	$14.71	to	$15.87	$5,865	-	1.25%	to	1.40%	12.47%	to	12.63%

170

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2008	154		$16.47		$2,540	-		1.40%		-44.30%
2007	207		$29.57		$6,114	-		1.40%		16.37%
2006	253		$25.41		$6,433	-		1.40%			6.72%
2005	358		$23.81		$8,518	-		1.40%		11.11%
2004	489		$21.43		$10,473	-		1.40%		13.81%
Federated Prime Money Fund II
2008	128		$13.66		$1,747	2.68%		1.40%			1.11%
2007	142		$13.51		$1,915	4.73%		1.40%			3.45%
2006	161		$13.06		$2,102	4.36%		1.40%			3.08%
2005	197		$12.67		$2,500	2.40%		1.40%			1.28%
2004	266		$12.51		$3,326	0.78%		1.40%		-0.64%
Fidelity® VIP Equity-Income Portfolio - Initial
Class
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to -43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to 75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to 19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to 5.06%
2004	12,953	$11.31	to	$25.37	$218,459	1.49%	0.75%	to	1.90%	9.49%	to 10.71%
Fidelity® VIP Growth Portfolio - Initial Class
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to -47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to 25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to 6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to 5.01%
2004	8,483	$6.25	to	$23.41	$109,798	0.28%	0.75%	to	1.90%	1.30%	to 2.57%
Fidelity® VIP High Income Portfolio - Initial
Class
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to -25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%		1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to 10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to 1.77%
2004	4,370	$8.76	to	$12.92	$47,964	8.75%	0.80%	to	2.25%	7.54%	to 8.54%

171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
2004	986	$10.99	to	$16.51	$15,669	1.18%	0.75%	to	1.50%	11.93%	to	12.79%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
2004	13,694	$10.30	to	$27.52	$243,399	0.31%	0.75%	to	1.90%	13.19%	to	14.61%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
2004	3,269	$18.62	to	$22.16	$70,298	1.34%	1.25%	to	1.40%	9.11%	to	9.21%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%			2.91%
2006	71		$17.16		$1,210	4.63%		1.40%			2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
2004	118	$16.25	to	$16.55	$1,958	4.38%	1.25%	to	1.40%	2.99%	to	3.11%
Franklin Small Cap Value Securities Fund - Class 2
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%
2004	294	$14.58	to	$14.96	$4,384	0.04%	0.75%	to	1.50%	22.18%	to	22.82%

172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	9	$7.19	to	$7.40	$64	-	0.75%	to	1.50%	-47.25%	to	-46.76%
2007	13	$13.63	to	$13.90	$183	-	0.75%	to	1.50%	9.21%	to	9.97%
2006	46	$12.48	to	$12.64	$577	-	0.75%	to	1.50%	0.24%	to	1.04%
2005	16	$12.45	to	$12.51	$201	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Growth Portfolio
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
2004	169	$10.49	to	$10.50	$1,774	(a)	0.95%	to	1.90%		(a)
ING American Funds Growth-Income Portfolio
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
2004	208	$10.36	to	$10.37	$2,347	(a)	0.95%	to	1.90%		(a)
ING American Funds International Portfolio
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70%	to	19.79%
2004	856	$10.59	to	$10.61	$9,074	(a)	0.95%	to	1.90%		(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(d)	0.75%	to	1.90%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
173

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Evergreen Health Sciences Portfolio - Service
Class
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to -29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to 7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to 13.08%
2005	45	$11.21	to	$11.24	$505	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Evergreen Omega Portfolio - Institutional Class
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to -28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to 10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to 4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to -39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to 13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to -39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to 13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to 11.13%
2005	30	$11.82	to	$11.86	$356	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Income Portfolio - Service Class
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to -29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to 1.64%
2006	395	$10.89	to	$10.96	$4,316	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

174

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Franklin Mutual Shares Portfolio - Service
Class
2008	258	$7.23 to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to -38.34%
2007	307	$11.85 to	$11.92	$3,654	(d)	0.95%	to	1.90%		(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
2005	(d)	(d)		(d)	(d)		(d)			(d)
2004	(d)	(d)		(d)	(d)		(d)			(d)
ING Global Real Estate Portfolio - Institutional
Class
2008	162	$6.69 to	$6.71	$1,087	(e)	0.75%	to	1.50%		(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
2005	(e)	(e)		(e)	(e)		(e)			(e)
2004	(e)	(e)		(e)	(e)		(e)			(e)
ING Global Real Estate Portfolio - Service Class
2008	124	$7.11 to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to -41.83%
2007	192	$12.35 to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to -8.19%
2006	148	$13.58 to	$13.67	$2,017	(c)	0.95%	to	1.90%		(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2008	791	$6.20 to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to -41.43%
2007	827	$12.93 to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to 31.93%
2006	162	$9.89 to	$9.96	$1,610	(c)	0.95%	to	1.90%		(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING Janus Contrarian Portfolio - Service Class
2008	26	$5.33 to	$5.35	$139	(e)	0.75%	to	1.25%		(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
2005	(e)	(e)		(e)	(e)		(e)			(e)
2004	(e)	(e)		(e)	(e)		(e)			(e)

175

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to -51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to 37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to 34.55%
2005	110		$10.97		$1,210	(b)	1.25%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to -51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to 37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to 34.80%
2005	195	$13.38	to	$13.45	$2,620	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to -30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to -2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to 15.82%
2005	803	$11.36	to	$11.44	$9,171	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to -30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to -2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1		$11.33		$16	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2008	1,418	$7.26	to	$7.52	$10,576	3.31%	0.95%	to	1.90%	-40.49%	to -39.89%
2007	2,233	$12.20	to	$12.51	$27,694	1.55%	0.95%	to	1.90%	-2.79%	to -1.96%
2006	3,256	$12.55	to	$12.76	$41,313	0.72%	0.95%	to	1.90%	18.17%	to 19.36%
2005	4,224	$10.62	to	$10.69	$45,057	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

176

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Value Opportunities Portfolio -
Service Class
2008	195	$7.32	to	$7.36	$1,426	2.96%	1.25%	to	1.40%	-40.34%	to	-40.26%
2007	236	$12.27	to	$12.32	$2,897	1.30%	1.25%	to	1.40%	-2.54%	to	-2.38%
2006	281	$12.59	to	$12.62	$3,543	0.35%	1.25%	to	1.40%	18.33%	to	18.50%
2005	300	$10.64	to	$10.65	$3,197	(b)	1.25%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Julius Baer Foreign Portfolio - Service Class
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to	28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
2004	21		$11.72		$242	(a)		0.75%			(a)
ING Legg Mason Value Portfolio - Institutional
Class
2008	1,409	$4.83	to	$5.10	$7,015	0.27%	0.95%	to	1.90%	-56.29%	to	-53.38%
2007	1,895	$10.94	to	$11.39	$21,314	-	0.95%	to	1.90%	-12.20%	to	-6.64%
2006	2,636	$11.95	to	$12.46	$31,996	-	0.95%	to	1.90%	4.73%	to	5.81%
2005	3,079	$11.41	to	$11.53	$37,805	-	0.95%	to	1.90%	4.20%	to	5.20%
2004	80	$10.95	to	$10.96	$882	(a)	0.95%	to	1.90%		(a)
ING Legg Mason Value Portfolio - Service Class
2008	32	$4.93	to	$5.02	$162	-	0.75%	to	1.25%	-56.02%	to	-55.81%
2007	38	$11.21	to	$11.36	$434	-	0.75%	to	1.25%	-7.20%	to	-6.73%
2006	47	$12.08	to	$12.18	$571	-	0.75%	to	1.25%	5.23%	to	5.73%
2005	64	$11.46	to	$11.52	$731	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Aggressive Growth Portfolio -
Service Class
2008	148	$7.07	to	$7.30	$1,068	1.65%	0.95%	to	1.90%	-42.89%	to	-42.34%
2007	175	$12.38	to	$12.66	$2,201	0.93%	0.95%	to	1.90%	1.39%	to	2.26%
2006	101	$12.25	to	$12.38	$1,239	0.10%	0.95%	to	1.75%	16.11%	to	17.01%
2005	50	$10.55	to	$10.58	$532	(b)	0.95%	to	1.75%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

177

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING LifeStyle Growth Portfolio - Service Class
2008	623	$7.49	to	$7.74	$4,777	1.60%	0.95%	to	1.90%	-37.84%	to	-37.23%
2007	671	$12.05	to	$12.33	$8,193	1.04%	0.95%	to	1.90%	1.86%	to	2.92%
2006	738	$11.83	to	$11.98	$8,785	0.58%	0.95%	to	1.90%	13.31%	to	14.31%
2005	220	$10.44	to	$10.48	$2,302	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Moderate Growth Portfolio -
Service Class
2008	864	$7.91	to	$8.17	$6,997	1.86%	0.95%	to	1.90%	-32.91%	to	-32.26%
2007	1,236	$11.79	to	$12.06	$14,773	1.29%	0.95%	to	1.90%	2.70%	to	3.70%
2006	1,194	$11.48	to	$11.63	$13,815	1.02%	0.95%	to	1.90%	11.24%	to	12.37%
2005	333	$10.32	to	$10.35	$3,437	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Moderate Portfolio - Service Class
2008	856	$8.37	to	$8.65	$7,314	1.86%	0.95%	to	1.90%	-27.41%	to	-26.63%
2007	1,051	$11.53	to	$11.79	$12,276	1.67%	0.95%	to	1.90%	3.04%	to	3.97%
2006	924	$11.19	to	$11.34	$10,417	1.26%	0.95%	to	1.90%	9.28%	to	10.42%
2005	383	$10.24	to	$10.27	$3,932	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Lord Abbett Affiliated Portfolio - Service Class
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Marsico Growth Portfolio - Service Class
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
2005	18	$11.39	to	$11.42	$210	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico International Opportunities Portfolio -
Service Class
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
2005	677	$12.37	to	$12.47	$8,410	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Institutional
Class
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Service Class
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40%	to	2.16%
2004	154	$12.39	to	$12.85	$1,922	2.76%	0.75%	to	1.50%	9.74%	to	10.24%
ING MFS Utilities Portfolio - Service Class
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
2005	41	$11.39	to	$11.45	$469	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

179

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Oppenheimer Main Street Portfolio® -
Institutional Class
2008	187	$6.90	to	$7.97	$1,448	3.01%	0.95%	to	2.25%	-39.95%	to	-39.11%
2007	234	$11.49	to	$13.09	$3,002	1.21%	0.95%	to	2.25%	2.57%	to	3.56%
2006	246	$12.19	to	$12.64	$3,092	1.44%	0.95%	to	1.90%	13.09%	to	14.08%
2005	140	$11.00	to	$11.08	$1,589	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Main Street Portfolio® -
Service Class
2008	14	$7.77	to	$7.91	$112	4.23%	0.75%	to	1.25%	-39.44%	to	-39.15%
2007	6	$12.83	to	$13.00	$77	1.63%	0.75%	to	1.25%		3.42%
2006	13		$12.57		$168	0.38%		0.75%		14.07%
2005	2		$11.02		$27	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Service Class
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
2005	284	$10.48	to	$10.54	$2,987	(b)	0.75%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Equity Income Portfolio - Institutional
Class
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to	-34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to	4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to	15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

180

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer Mid Cap Value Portfolio -
Institutional Class
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to	-33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%		4.99%
2006	3		$10.63		$36	(c)		0.75%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Pioneer Mid Cap Value Portfolio - Service
Class
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to	-33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to	4.44%
2006	33	$10.52	to	$10.58	$344	(c)	0.95%	to	1.75%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to	13.76%
2005	80	$10.93	to	$10.97	$878	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Equity Income Portfolio -
Service Class
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to	18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39%	to	3.16%
2004	168	$13.81	to	$14.63	$2,335	1.25%	0.75%	to	1.50%	13.48%	to	13.99%
ING Templeton Global Growth Portfolio - Service
Class
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
2006	62	$11.08	to	$11.15	$692	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Van Kampen Capital Growth Portfolio -
Institutional Class
2008	4,392	$5.34	to	$5.53	$23,558	(e)	0.75%	to	1.90%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to -32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to 1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to 15.16%
2005	121	$11.02	to	$11.08	$1,341	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Real Estate Portfolio - Service
Class
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to -38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(c)	0.75%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2008	1,844	$5.23	to	$6.55	$9,835	6.53%	0.70%	to	1.90%	-44.80%	to -44.14%
2007	2,589	$9.41	to	$9.63	$24,842	(d)	0.75%	to	1.90%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	92	$6.44	to	$6.56	$600	5.66%	0.70%	to	1.40%	-44.63%	to -44.19%
2007	115	$11.60	to	$11.70	$1,345	-	0.75%	to	1.40%	6.60%	to 7.34%
2006	887	$10.86	to	$10.94	$9,676	(c)	0.75%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

182

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	19	$6.51	to	$6.73	$123	0.91%	0.75%	to	1.75%	-33.98%	to	-33.23%
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37%	to	-4.45%
2006	36	$10.42	to	$10.55	$374	(c)	0.75%	to	1.75%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING American Century Large Company Value
Portfolio - Service Class
2008	21	$7.38	to	$8.09	$170	12.33%	0.70%	to	1.25%	-37.79%	to	-37.43%
2007	21	$12.57	to	$12.93	$268	1.76%	0.75%	to	1.25%	-3.23%	to	-2.78%
2006	14	$12.99	to	$13.30	$187	0.28%	0.75%	to	1.25%	17.88%	to	18.43%
2005	12	$11.02	to	$13.27	$130	1.16%	0.75%	to	1.25%	0.00%	to	0.54%
2004	35	$11.02	to	$13.23	$387	1.06%	0.75%	to	1.25%	8.68%	to	9.19%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
2004	77	$12.87	to	$15.00	$1,034	-	0.75%	to	1.50%	19.89%	to	20.35%
ING Baron Asset Portfolio - Service Class
2008	42	$6.32	to	$6.83	$266	-	0.70%	to	1.25%	-41.75%	to	-41.50%
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Baron Small Cap Growth Portfolio - Service
Class
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
2004	200	$14.37	to	$16.22	$2,941	-	0.75%	to	1.50%	26.05%	to	27.04%

183

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Columbia Small Cap Value II Portfolio -
Service Class
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(c)	0.75%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service
Class
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
2004	129	$11.05	to	$13.75	$1,485	-	0.75%	to	1.50%	6.87%	to	7.64%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
2004	154	$13.93	to	$15.92	$2,215	0.21%	0.75%	to	1.50%	18.76%	to	19.71%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%
2004	4,742	$5.17	to	$14.90	$53,255	-	0.75%	to	1.90%	7.71%	to	8.92%
ING Neuberger Berman Partners Portfolio - Initial
Class
2008	2,614	$5.27	to	$5.44	$14,045	0.25%	0.95%	to	2.25%	-52.21%	to	-51.57%
2007	3,598	$10.99	to	$11.28	$40,033	0.28%	0.95%	to	2.25%	6.43%	to	7.82%
2006	4,756	$10.30	to	$10.49	$49,253	(c)	0.95%	to	2.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

184

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Neuberger Berman Partners Portfolio -
Service Class
2008	42	$5.40	to	$5.48	$226	-	0.75%	to	1.25%	-51.91%	to	-51.63%
2007	4	$11.23	to	$11.33	$47	(d)	0.75%	to	1.25%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Oppenheimer Global Portfolio - Initial Class
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio -
Initial Class
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%			7.27%
2006	-		$10.73		$1	(c)		1.25%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
2004	339	$11.18	to	$11.50	$3,885	-	0.75%	to	1.50%	2.73%	to	3.60%

185

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer High Yield Portfolio - Initial Class
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2015 Portfolio - Service Class
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2035 Portfolio - Service Class
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	-		$11.07		$3	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2045 Portfolio - Service Class
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	-		$11.27		$3	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

186

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Solution Income Portfolio - Service Class
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%		6.02%
2005	13		$10.30		$138	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Growth Equity Portfolio -
Initial Class
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
2004	2,801	$12.62	to	$25.72	$73,921	0.15%	0.75%	to	1.50%	8.39%	to	9.21%
ING Templeton Foreign Equity Portfolio - Initial
Class
2008	2,911	$6.22	to	$6.93	$18,241	(e)	0.70%	to	1.90%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Thornburg Value Portfolio - Initial Class
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
2004	2,955	$6.18	to	$27.61	$38,224	0.42%	0.75%	to	1.90%	10.75%	to	12.05%
187

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio -
Initial Class
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%
2004	3,631	$6.88	to	$15.16	$43,678	0.77%	0.75%	to	1.90%	12.60%	to	13.90%
ING Van Kampen Comstock Portfolio - Service
Class
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
2004	298	$12.18	to	$14.32	$3,726	-	0.75%	to	1.50%	15.23%	to	15.84%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Conservative
Portfolio - Class I
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
2004	926	$15.55	to	$17.54	$18,730	1.82%	0.75%	to	1.50%	6.50%	to	7.15%
ING VP Strategic Allocation Growth Portfolio -
Class I
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
2004	771	$15.68	to	$18.56	$15,631	1.04%	0.75%	to	2.25%	10.33%	to	11.20%

188

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Strategic Allocation Moderate Portfolio -
Class I
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%
2004	1,065	$15.45	to	$17.95	$20,822	1.30%	0.75%	to	2.25%	8.74%	to	9.38%
ING VP Growth and Income Portfolio - Class I
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
2004	18,090	$6.94	to	$216.86	$423,357	2.31%	0.75%	to	2.25%	6.28%	to	7.59%
ING GET U.S. Core Portfolio - Series 3
2008	1,675	$9.75	to	$10.23	$16,807	2.16%	1.45%	to	2.40%	-5.71%	to	-4.93%
2007	2,204	$10.34	to	$10.76	$23,314	2.48%	1.45%	to	2.40%	2.38%	to	3.46%
2006	2,752	$10.10	to	$10.40	$28,242	2.51%	1.45%	to	2.40%	3.80%	to	4.84%
2005	4,182	$9.73	to	$9.92	$41,138	1.97%	1.45%	to	2.40%	-1.62%	to	-0.70%
2004	5,491	$9.89	to	$9.99	$54,614	-	1.45%	to	2.40%	-1.00%	to	-0.10%
ING GET U.S. Core Portfolio - Series 4
2008	247	$10.01	to	$10.48	$2,543	2.83%	1.45%	to	2.40%	-8.00%	to	-7.17%
2007	364	$10.88	to	$11.29	$4,033	2.95%	1.45%	to	2.40%	1.21%	to	2.17%
2006	469	$10.75	to	$11.05	$5,115	2.72%	1.45%	to	2.40%	5.29%	to	6.35%
2005	569	$10.21	to	$10.39	$5,868	1.74%	1.45%	to	2.40%	-1.16%	to	-0.19%
2004	788	$10.33	to	$10.41	$8,173	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 5
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
2004	422	$10.44	to	$10.50	$4,428	(a)	1.45%	to	2.40%		(a)

189

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
2004	8,740	$10.06	to	$10.09	$88,090	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 7
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
2004	5,702		$10.00		$57,015	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

190

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 12
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(c)	1.45%	to	2.40%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 13
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(c)	1.45%	to	2.40%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 14
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(c)	0.95%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Global Science and Technology
Portfolio - Class I
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
2004	2,857	$3.56	to	$11.96	$10,373	-	0.75%	to	1.90%	-3.17%	to	-1.86%

191

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING International Index Portfolio - Class I
2008	36	$5.91	to	$5.94	$211	(e)	0.75%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Lehman Brothers U.S. Aggregate Bond
Index® Portfolio - Class I
2008	9	$10.19	to	$10.22	$96	(e)	0.75%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Growth Portfolio -
Class I
2008	1,040	$3.69	to	$10.68	$7,963	0.77%	0.70%	to	1.90%	-45.09%	to	-44.46%
2007	1,280	$6.72	to	$19.23	$17,364	0.17%	0.75%	to	1.90%	15.66%	to	16.97%
2006	1,613	$5.81	to	$16.44	$18,754	0.06%	0.75%	to	1.90%	0.69%	to	1.89%
2005	1,858	$5.77	to	$16.14	$23,711	0.68%	0.75%	to	1.90%	7.25%	to	8.61%
2004	2,380	$5.38	to	$14.86	$28,081	0.12%	0.75%	to	1.90%	5.25%	to	6.37%
ING Opportunistic Large Cap Value Portfolio -
Class I
2008	334	$7.66	to	$14.95	$4,682	2.09%	0.70%	to	1.50%	-36.59%	to	-36.08%
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to	2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to	15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to	6.20%
2004	909	$12.23	to	$18.71	$16,285	0.82%	0.75%	to	1.50%	8.48%	to	9.35%
ING Opportunistic Large Cap Value Portfolio -
Class S
2008	39	$7.16	to	$7.38	$285	1.68%	0.95%	to	1.90%	-37.03%	to	-36.38%
2007	68	$11.37	to	$11.60	$784	1.62%	0.95%	to	1.90%	0.80%	to	1.75%
2006	105	$11.28	to	$11.40	$1,192	1.49%	0.95%	to	1.90%	13.60%	to	14.69%
2005	145	$9.93	to	$9.94	$1,436	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

192

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Russell™ Large Cap Index Portfolio - Class I
2008	96	$6.63	to	$6.65	$641	(e)	0.75%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2008	5		$5.93		$29	(e)		0.75%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class I
	5		$6.97		$35	(e)		0.75%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class I
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
2004	10,827	$7.87	to	$19.33	$182,362	1.01%	0.75%	to	2.25%	8.40%	to	9.77%
ING VP Index Plus MidCap Portfolio - Class I
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
2004	944	$14.59	to	$20.23	$18,233	0.40%	0.75%	to	1.50%	14.85%	to	15.72%

193

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class I
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%
2004	592	$14.45	to	$16.34	$8,963	0.14%	0.75%	to	1.50%	20.22%	to	21.21%
ING VP Small Company Portfolio - Class I
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
2004	4,382	$10.72	to	$23.05	$82,870	0.28%	0.75%	to	1.90%	12.13%	to	13.55%
ING VP International Value Portfolio - Class I
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
2004	247	$11.76	to	$13.22	$2,980	1.29%	0.75%	to	1.50%	15.63%	to	16.51%
ING VP MidCap Opportunities Portfolio - Class I
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
2004	32	$10.28	to	$13.84	$340	-	0.75%	to	1.25%	10.18%	to	10.69%
ING VP MidCap Opportunities Portfolio - Class S
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%
2004	1,180	$8.94	to	$9.26	$10,784	-	0.95%	to	1.90%	9.02%	to	10.11%

194

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP SmallCap Opportunities Portfolio -
Class I
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
2004	128	$7.42	to	$12.78	$970	-	0.75%	to	1.25%	8.80%	to	9.42%
ING VP SmallCap Opportunities Portfolio -
Class S
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
2004	765	$6.82	to	$7.07	$5,342	-	0.95%	to	1.90%	7.91%	to	8.94%
ING VP Balanced Portfolio - Class I
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
2004	7,519	$9.85	to	$26.84	$189,559	2.00%	0.75%	to	2.25%	7.30%	to	8.58%
ING VP Intermediate Bond Portfolio - Class I
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
2004	7,665	$11.37	to	$19.78	$137,880	7.97%	0.75%	to	2.25%	2.91%	to	4.11%
ING VP Money Market Portfolio - Class I
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
2004	15,367	$10.10	to	$14.51	$192,781	1.13%	0.75%	to	2.25%	-0.88%	to	0.35%

195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Janus Aspen Series Balanced Portfolio -
Institutional Shares
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%			9.70%
2006	1		$31.04		$21	2.16%		0.75%			9.88%
2005	1		$28.25		$19	-		0.75%			7.17%
2004	9,164	$9.95	to	$27.77	$156,790	2.08%	0.75%	to	1.90%	6.53%	to 7.72%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2008	-		$25.03		$3	-		0.75%			5.26%
2007	1		$23.78		$12	8.33%		0.75%			6.21%
2006	1		$22.39		$12	4.88%		0.75%			3.47%
2005	1		$21.64		$11	-		0.75%			1.22%
2004	794	$11.46	to	$21.38	$15,748	5.17%	0.75%	to	1.50%	2.40%	to 3.19%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to -40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to 10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to 3.52%
2004	6,667	$5.85	to	$21.12	$84,481	0.13%	0.75%	to	1.90%	2.45%	to 3.70%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to -44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to 21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to 12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to 11.44%
2004	7,231	$4.59	to	$21.68	$94,264	-	0.75%	to	1.90%	18.30%	to 19.85%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%			8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
2005	-		$22.62		$6	-		0.75%			5.11%
2004	10,934	$5.95	to	$23.00	$154,245	0.94%	0.75%	to	1.90%	2.76%	to 3.96%

196

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to	-39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to	11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to	7.43%
2004	292	$12.45	to	$14.98	$3,732	0.40%	0.75%	to	1.50%	22.18%	to	23.12%
Oppenheimer Global Securities/VA
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%			5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
2005	3		$21.20		$72	2.12%		0.75%		13.49%
2004	2,073	$15.03	to	$23.47	$43,720	1.17%	0.75%	to	1.50%	17.37%	to	18.23%
Oppenheimer Main Street Fund®/VA
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to	-38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%		3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to	14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to	4.98%
2004	5,694	$8.27	to	$13.79	$68,396	0.85%	0.80%	to	2.25%	7.40%	to	8.45%
Oppenheimer Main Street Small Cap Fund®/VA
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer Mid Cap Fund/VA
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%		5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
2004	3,156	$4.71	to	$15.29	$32,874	-	0.95%	to	1.90%	17.46%	to	18.63%

197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

PIMCO Real Return Portfolio - Administrative
Class
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%		1.29%
2004	48		$10.82		$522	(a)		0.75%			(a)
Pioneer Emerging Markets VCT Portfolio - Class I
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Pioneer High Yield VCT Portfolio - Class I
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%		7.68%
2005	12		$10.81		$133	6.30%		0.75%			1.22%
2004	20		$10.68		$216	(a)		0.75%			(a)
Wanger International
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Wanger Select
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
2005	44	$12.45	to	$12.55	$554	-	0.75%	to	1.25%		9.61%
2004	22		$11.45		$249	(a)		0.75%			(a)

198

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)

Wanger USA
2008	27	$6.69 to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97 to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46 to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%
2005	43	$12.72 to	$12.82	$552	-	0.75%	to	1.25%	10.42%
2004	8	$11.61		$97	(a)		0.75%			(a)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

199

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3

Consolidated Balance Sheets as of
December 31, 2008 and 2007	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2008, 2007, and 2006	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 26, 2009

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2008	2007	2006
Revenue:
Net investment income	$1,083.7	$1,054.7	$1,029.7
Fee income	612.9	769.9	714.8
Premiums	46.9	46.8	37.5
Broker-dealer commission revenue	622.5	568.4	429.2
Net realized capital (losses) gains	(653.1)	(27.6)	3.0
Other income	21.3	20.3	15.7
Total revenue	1,734.2	2,432.5	2,229.9
Benefits and expenses:
Interest credited and other benefits
to contractowners	1,432.4	802.8	783.7
Operating expenses	687.5	652.2	568.3
Broker-dealer commission expense	622.5	568.4	429.2
Net amortization of deferred policy acquisition
cost and value of business acquired	128.9	129.2	21.3
Interest expense	1.4	5.5	2.9
Total benefits and expenses	2,872.7	2,158.1	1,805.4
(Loss) income before income taxes	(1,138.5)	274.4	424.5
Income tax (benefit) expense	(108.3)	56.0	122.7
Net (loss) income	$(1,030.2)	$218.4	$301.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $14,632.6 at 2008 and $13,374.7 at 2007)	$13,252.2	$13,316.3
Equity securities, available-for-sale, at fair value
(cost of $247.7 at 2008 and $440.1 at 2007)	240.3	446.4
Short-term investments	41.9	167.9
Mortgage loans on real estate	2,107.8	2,089.4
Policy loans	267.8	273.4
Limited partnerships/corporations	513.9	636.1
Other investments	235.2	34.8
Securities pledged (amortized cost of $1,160.5 at 2008 and $940.2 at 2007)	1,225.4	934.1
Total investments	17,884.5	17,898.4
Cash and cash equivalents	203.5	252.3
Short-term investments under securities loan agreement,
including collateral delivered	483.9	202.7
Accrued investment income	205.8	168.3
Receivables for securities sold	5.5	5.6
Reinsurance recoverable	2,505.6	2,594.4
Deferred policy acquisition costs	865.5	728.6
Value of business acquired	1,832.5	1,253.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	13.8	10.6
Current income tax recoverable	38.6	-
Property and equipment	114.7	147.4
Other assets	233.3	112.1
Assets held in separate accounts	35,927.7	48,091.2
Total assets	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,782.1	$18,569.1
Payables for securities purchased	1.6	0.2
Payables under securities loan agreement, including collateral held	488.3	183.9
Notes payable	17.9	9.9
Borrowed money	615.3	738.4
Due to affiliates	116.7	130.7
Current income taxes	-	56.8
Deferred income taxes	101.1	275.9
Other liabilities	874.7	542.7
Liabilities related to separate accounts	35,927.7	48,091.2
Total liabilities	58,925.4	68,598.8

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,161.3	4,159.3
Accumulated other comprehensive loss	(482.1)	(33.8)
Retained earnings (deficit)	(2,117.5)	(1,087.3)
Total shareholder's equity	1,564.5	3,041.0
Total liabilities and shareholder's equity	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2005	$2.8	$4,549.6	$(5.3)	$(1,576.4)	$2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Dividends paid	-	-	-	-	-
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$(1,030.2)	$218.4	$301.8
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(205.1)	(193.4)	(191.0)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	128.3	133.9	25.9
Net accretion/decretion of discount/premium	87.1	72.7	83.8
Future policy benefits, claims reserves, and
interest credited	1,296.8	579.6	662.5
Provision for deferred income taxes	25.3	30.4	75.6
Net realized capital losses (gains)	653.1	27.6	(3.0)
Depreciation	56.7	18.2	12.6
Change in:
Accrued investment income	(37.5)	12.1	23.2
Reinsurance recoverable	88.8	121.0	81.3
Other receivable and assets accruals	(115.3)	(37.0)	(20.1)
Due to/from affiliates	(17.2)	46.4	20.4
Other payables and accruals	(120.3)	17.8	86.3
Other, net	(44.0)	(16.4)	5.9
Net cash provided by operating activities	766.5	1,031.3	1,165.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	9,039.7	10,235.6	10,355.2
Equity securities, available-for-sale	135.0	113.8	91.7
Mortgage loans on real estate	146.5	205.4	197.0
Acquisition of:
Fixed maturities, available-for-sale	(11,593.4)	(8,425.5)	(8,802.1)
Equity securities, available-for-sale	(54.8)	(243.9)	(149.1)
Mortgage loans on real estate	(168.0)	(415.1)	(680.3)
Policy loans, net	5.6	(4.5)	(6.5)
Derivatives, net	52.6	32.2	1.4
Limited partnerships, net	81.5	(279.5)	(237.6)
Short-term investments, net	126.0	(163.3)	-
Purchases of property and equipment, net	(24.0)	(90.5)	(54.5)
Collateral received (paid)	23.2	(18.8)	-
Other investments	0.7	-	(4.0)
Net cash (used in) provided by investing activities	(2,229.4)	945.9	711.2

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,836.4	1,600.0	1,875.7
Maturities and withdrawals from investment contracts	(2,312.2)	(3,451.2)	(3,420.7)
Short-term loans to affiliates	13.0	45.0	86.0
Short-term repayments	(123.1)	(94.8)	(107.9)
Notes payable	-	9.9	-
Dividends to Parent	-	(145.0)	(256.0)
Net cash provided by (used in) financing activities	1,414.1	(2,036.1)	(1,822.9)
Net (decrease) increase in cash and cash equivalents	(48.8)	(58.9)	53.5
Cash and cash equivalents, beginning of year	252.3	311.2	257.7
Cash and cash equivalents, end of year	$203.5	$252.3	$311.2
Supplemental cash flow information:
Income taxes (received) paid, net	$(44.1)	$45.1	$37.6
Interest paid	$23.6	$44.6	$40.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $1.7, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of the reserves for product guarantees. The impact of implementation was included in Interest credited and other benefits to contractholders on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these Consolidated Financial Statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

▪	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
▪

Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and

▪	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact. New disclosures are included in the Financial Instruments and Commitments and Contingent Liabilities footnotes.

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosures, the Company has determined that the adoption of FAS 161 will have no financial statement impact. In addition, the Company’s derivatives are generally

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments were reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments were reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes. During 2008, due to the current economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2008 and 2007, total accumulated depreciation and amortization was $103.0 and $120.7, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and ranged from 1.6% to 7.8% for the years 2008, 2007, and 2006. Certain reserves may also include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2008, given the current economic environment, which resulted in significant net realized and unrealized losses, the Company did not include net unrealized and unamortized realized losses associated with experience-rated contracts in Future policy benefits and claims reserves. The net unrealized losses are reflected in Accumulated other comprehensive (loss) income, and the amortization of the unamortized realized losses have been recorded in Interest credited and other benefits to contractholders. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2008, 2007, and 2006, reserve interest rates ranged from 5.3% to 5.9%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital losses of $53.2 and $11.0, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.5 billion and $2.6 billion at December 31, 2008 and 2007, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	797.1	77.2	1.2	873.1
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	1,112.4	4.4	117.6	999.2
Other corporate securities	3,986.2	85.6	436.6	3,635.2
Total U.S. corporate securities	5,098.6	90.0	554.2	4,634.4

Foreign securities(1):
Government	397.8	4.3	61.4	340.7
Other	2,188.5	27.0	274.0	1,941.5
Total foreign securities	2,586.3	31.3	335.4	2,282.2

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,604.0	0.1	370.5	1,233.6
Other asset-backed securities	830.2	9.0	214.9	624.3

Total fixed maturities, including
securities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: securities pledged	1,160.5	72.7	7.8	1,225.4
Total fixed maturities	14,632.6	373.3	1,753.7	13,252.2
Equity securities	247.7	1.0	8.4	240.3
Total investments, available-for-sale	$14,880.3	$374.3	$1,762.1	$13,492.5
(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7
(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized losses were $1,322.9 and $58.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. During 2008, as a result of the current economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves. At December 31, 2007, $16.4 of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$273.3	$271.5
After one year through five years	3,751.8	3,576.2
After five years through ten years	3,546.6	3,344.4
After ten years	2,374.6	2,128.1
Mortgage-backed securities	5,016.6	4,533.1
Other asset-backed securities	830.2	624.3
Less: securities pledged	1,160.5	1,225.4
Fixed maturities, excluding securities pledged	$14,632.6	$13,252.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2008 or 2007.

At December 31, 2008 and 2007, fixed maturities with fair values of $14.2 and $13.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 13.0% and 11.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $775.1 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $4.2 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $253.2 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to recognize a gain in the estimated range of $220.0 to $240.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $141.0 and $279.5 in ING proprietary funds as of December 31, 2008 and 2007, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Consolidated Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and $757.6, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $613.9 and $734.8 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loan securities was $474.8 and $176.5, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or spread widening on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2008 and 2007.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2008	Cost	Cost	Costs	Loss
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other
asset-backed securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 79.2% of the average book value. In addition, this category includes 1,243 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The value of the Company’s fixed maturities declined $534.2, before tax and DAC, from December 31, 2008 though February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $81.7 related to the Company’s investments in commercial mortgage-backed securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	283.2	233	36.3	113	24.4	67
Foreign	108.9	94	19.1	54	4.2	10
Residential mortgage-backed	349.3	194	7.1	30	16.6	76
Other asset-backed	245.6	64	10.5	21	7.0	1
Equity securities	55.1	17	-	-	0.1	3
Limited partnerships	6.6	6	3.0	1	-	-
Mortgage loans on real estate	3.8	1	-	-	-	-
Total	$1,052.5	609	$76.0	219	$58.7	161

The above schedule includes $235.8, $16.4, and $16.1 for the years ended December 31, 2008, 2007, and 2006, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $816.7, $59.6, and $42.6 in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs recognized by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	204.5	180	31.6	102	24.4	67
Foreign	81.3	78	19.1	54	4.2	10
Residential mortgage-backed	291.8	128	2.6	2	0.6	1
Other asset-backed	239.1	43	6.3	16	7.0	1
Total	$816.7	429	$59.6	174	$42.6	83

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006 was $2,136.5, $1,210.8, and $704.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$1,020.6	$895.5	$969.0
Equity securities, available-for-sale	(13.2)	38.5	10.5
Mortgage loans on real estate	116.0	118.5	93.6
Real estate	9.0	-	-
Policy loans	14.2	14.1	13.2
Short-term investments and cash equivalents	4.5	2.2	2.4
Other	12.7	88.3	44.5
Gross investment income	1,163.8	1,157.1	1,133.2
Less: investment expenses	80.1	102.4	103.5
Net investment income	$1,083.7	$1,054.7	$1,029.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(990.8)	$(50.3)	$(67.0)
Equity securities, available-for-sale	(81.0)	6.4	9.3
Derivatives	(187.0)	(123.0)	(3.9)
Other	(18.7)	(2.6)	-
Less: allocation to experience-rated contracts	624.4	141.9	(64.6)
Net realized capital (loss) gains	$(653.1)	$(27.6)	$3.0
After-tax net realized capital (loss) gains	$(424.5)	$(17.9)	$2.0

The increase in Net realized capital losses for the year ended December 31, 2008, was primarily due to higher credit and intent related impairments of fixed maturities driven by the widening of credit spreads. In addition, the Company experienced losses on equity securities mainly due to the poor market performance and losses on interest rate swaps due to lower LIBOR rates in 2008.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008, as a result of the current economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2008, the Company fully amortized $624.4 of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 and $164.5 at December 31, 2007 and 2006, respectively, and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, excluding those related to experience-related contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Proceeds on sales	$12,649.0	$5,738.8	$6,481.2
Gross gains	120.0	66.4	109.0
Gross losses	(234.4)	(101.2)	110.9

3.	Financial Instruments

Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Other investments (primarily derivatives)	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	729.3	-	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,998.9	$16,319.6	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Other liabilities (primarily derivatives)	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $9,069.0.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. These assets and liabilities are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with FAS 133. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in FAS 157. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2008, the credit ratings of ING and the Company changed in relation to prior periods, which resulted in substantial changes in the valuation of the reserves for product guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

	2008		2007
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,477.6	$14,477.6	$14,250.4	$14,250.4
Equity securities, available-for-sale	240.3	240.3	446.4	446.4
Mortgage loans on real estate	2,107.8	2,027.9	2,089.4	2,099.3
Policy loans	267.8	267.8	273.4	273.4
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	729.3	729.3	622.9	622.9
Other investments	749.1	749.1	670.9	670.9
Assets held in separate accounts	35,927.7	35,927.7	48,091.2	48,091.2
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,529.4	1,610.6	1,251.1	1,308.7
Without a fixed maturity	15,611.8	17,237.9	13,421.9	13,379.1
Derivatives	544.1	544.1	200.3	200.3

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

		Fixed			Product
		Maturities		Derivatives	Guarantees
Balance at January 1, 2008		$1,737.6		$-	$(76.4)
	Capital gains (losses):
	Net realized capital gains (losses)	(72.6)	(1)	(29.3)	(139.6)	(3)
	Net unrealized capital (losses) gains(2)	71.8		-	-
	Total net realized and unrealized capital losses	(0.8)		(29.3)	(139.6)

	Purchases, sales, issuances, and settlements, net	(171.7)		21.5	(4.0)
	Transfer in (out) of Level 3	726.5		(65.8)	-
Balance at December 31, 2008		$2,291.6		$(73.6)	$(220.0)

(1)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of
	Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this
	disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the value of the liability increased due to increased credit spreads, increased interest rate volatility and decreased interest rates. As of December 31, 2008, the net realized gains attributable to credit risk were $107.9. The unrealized capital losses on fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2008	2007	2008	2007
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	7,207.2	7,680.0	$(232.0)	$(111.6)

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	199.5	224.5	(18.6)	(45.3)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	341.1	335.9	(58.9)	(8.8)

Forwards
Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).	263.0	-	3.3	-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	2,521.5	542.3	$5.1	$0.2

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
FAS 133 and FAS 157 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	580.6	-	(7.8)	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	123.7	40.8
Within annuity products	N/A*	N/A*	180.0	78.1

* N/A - not applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Associations, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Other investments and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $161.0.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $30.0.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-1	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	$865.5

The estimated amount of DAC to be amortized, net of interest, is $50.8, $59.0, $61.7, $59.6, and $58.5, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	$1,832.5

The estimated amount of VOBA to be amortized, net of interest, is $59.9, $69.9, $75.7, $73.7, and $71.8, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits. The increase in Net amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007.

The decrease in Net amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2008, ILIAC did not pay any dividends to its Parent. During 2007 and 2006, ILIAC paid $145.0, and $256.0, respectively, in dividends on its common stock to its Parent.

During 2006, Lion contributed to ILIAC, DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2008, 2007, and 2006, ILIAC did not receive any cash capital contributions from its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(428.4), $245.5, and $138.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,524.6 and $1,388.0 as of December 31, 2008 and 2007, respectively. As specifically permitted by statutory accounting policies, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice expires on December 15, 2009. This permitted practice increased admitted assets and statutory surplus by $58.4 for the year ended December 31, 2008. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Department also has the ability to revise certain reserving requirements at its discretion. Due to the financial crisis and related federal government interest rate actions, the Department provided the Company and other domestic life insurers the opportunity to elect to use a formula for the discount rate for statutory reserve and reserve related calculations that resulted in the discount rate being floored at 3.25% for December 31, 2008; the formula stipulated by the Department was such that the discount rate was to equal the greater of 3.25% or 105% of the otherwise applicable spot rate; this reserve relief reduces statutory reserves and increases surplus by approximately $700.0. This reserve relief is available for the period from December 31, 2008 through September 30, 2009 and is not a permitted practice. The Company also discloses that, as in prior years, its asset adequacy analysis associated with these reserves is favorable.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively. As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007, was $6.5 billion and $7.1 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING AIH and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007	2006
Current tax expense (benefit):
Federal	$(121.8)	$28.6	$23.3
State	(18.1)	(9.0)	20.0
Total current tax (benefit) expense	(139.9)	19.6	43.3
Deferred tax expense:
Federal	31.6	36.4	79.4
Total deferred tax expense	31.6	36.4	79.4
Total income tax (benefit) expense	$(108.3)	$56.0	$122.7

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2008, 2007 and 2006:

	2008	2007	2006
(Loss) income before income taxes	$(1,138.5)	$274.4	$424.5
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	(398.5)	96.0	148.6
Tax effect of:
Dividend received deduction	(15.5)	(26.2)	(36.5)
IRS audit settlement	(10.1)	-	-
State audit settlement	(12.6)	(21.8)	-
State tax expense	1.3	-	13.0
Tax valuation allowance	333.0	-	-
Other	(5.9)	8.0	(2.4)
Income tax (benefit) expense	$(108.3)	$56.0	$122.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

	2008	2007
Deferred tax assets:
Insurance reserves	$217.2	$216.6
Net unrealized capital loss	503.8	8.5
Unrealized losses allocable to experience-rated contracts	-	5.7
Investments	294.7	6.7
Postemployment benefits	67.4	65.5
Compensation	42.5	37.7
Other	3.9	32.9
Total gross assets before valuation allowance	1,129.5	373.6
Less: valuation allowance	(333.0)	(6.4)
Assets, net of valuation allowance	796.5	367.2
Deferred tax liabilities:
Value of business acquired	(653.3)	(438.5)
Deferred policy acquisition costs	(244.3)	(204.6)
Total gross liabilities	(897.6)	(643.1)
Net deferred income tax asset (liability)	$(101.1)	$(275.9)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes. Due to changes in classification during 2008, the amount for the 2007 table above were reclassified in order to allow for more effective comparison.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $328.0 and $0, respectively, related to realized capital losses, which is included in Net (loss) income. The valuation allowance includes $106.7 related to impairments of securities designated in the ING-Dutch State Transaction, which has established pending uncertainties regarding the closing of the transaction. As of December 31, 2008 and 2007, the Company had a valuation allowance of $0 and $6.4, respectively, related to unrealized capital losses on investments, which is included in Accumulated Other Comprehensive Income (Loss). In 2008, the Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

ILIAC had a receivable of $38.6 and payable $56.8 to ING AIH at December 31, 2008 and 2007, respectively, for federal income taxes under the inter-company tax sharing agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

	2008	2007
Balance at January 1	$47.4	$68.0
Additions for tax positions related to current year	2.4	2.9
Additions for tax positions related to prior years	2.2	-
Reductions for tax positions related to prior years	(20.7)	(23.5)
Reductions for settlements with taxing authorities	(9.2)	-
Balance at December 31	$22.1	$47.4

The Company had $23.1 and $42.6 of unrecognized tax benefits as of December 31, 2008 and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had accrued interest of $3.8 and $16.9 as of December 31, 2008 and 2007, respectively. The decrease in accrued interest during the year ended December 31, 2008 primarily related to the settlement of the 2002 and 2003 IRS audit and the 1995 through 2000 New York state audit.

Tax Regulatory Matters

The Company is under audit by the IRS for tax years 2004 through 2008, and is subject to state audit in New York for years 2001 through 2006. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS and New York examinations, it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $14.5 can not be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $14.0, $17.2, and $23.8, for 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.3, $10.1, and $9.7, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008 and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$85.6	$97.7
Interest cost	5.2	5.4
Benefits paid	(11.6)	(9.3)
Post service cost-unrecognized	0.2	-
Actuarial gain (loss) on obligation	15.5	(8.2)
Projected benefit obligation, December 31	$94.9	$85.6

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2008	2007
Accrued benefit cost	$(94.9)	$(85.6)
Intangible assets	-	-
Accumulated other comprehensive income	20.0	4.9
Net amount recognized	$(74.9)	$(80.7)

At December 31, 2008 and 2007, the projected benefit obligation was $94.9 and $85.6, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2008 and 2007 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2008	2007
Discount rate at end of period	6.50%	6.50%
Rate of compensation increase	4.00%	4.20%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2008, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by FAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2008	2007	2006
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.00%	4.20%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2008 were, as indicated above, a 6.0% discount rate and a 4.0% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008, 2007, and 2006, were as follows:

	2008	2007	2006
Interest cost	$5.2	$5.4	$5.5
Net actuarial loss recognized in the year	-	0.7	2.0
Unrecognized past service cost recognized in the year	-	-	0.2
The effect of any curtailment or settlement	0.5	0.4	0.4
Net periodic benefit cost	$5.7	$6.5	$8.1

Cash Flows

In 2009, the employer is expected to contribute $4.3 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2009 through 2013, and thereafter through 2018, are estimated to be $4.3, $4.4, $5.0, $5.1, $5.1, and $26.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.1, $4.5, and $10.1, for the years ended December 31, 2008, 2007, and 2006 respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For leo, the Company recognized tax benefits of $0.7, $3.2, and $0.1, in 2008, 2007, and 2006, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2008, 2007, and 2006, were $1.4, $0.4, and $1.4, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $58.4, $60.5, and $62.2, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $175.3, $167.9, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2008, 2007, and 2006, net expenses related to the agreement were incurred in the amount of $19.6, $21.7, and $12.4, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were collected in the amount of $622.5, $568.4, and $429.2. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred under these services agreements in the amount of $156.2, $124.4, and $70.8, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $14.9, $13.1, and $8.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

During 2006, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $245.1, $312.7, and $289.9, (excludes fees paid to ING Investment Management Co.) in 2008, 2007, and 2006, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2008, 2007, and 2006, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $323.8, $343.8, and $233.9, respectively. At December 31, 2008 and 2007, DSL had $18.6 and $26.7, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under this agreement, ILIAC incurred interest expense of $0.2, $3.9, and $1.8, for the years ended December 31, 2008, 2007, and 2006, respectively, and earned interest income of $4.8, $1.7, and $3.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2008, ILIAC had $13.0 due to ING AIH under the reciprocal loan agreement and no amounts due as of December 31, 2007. At December 31, 2008 and 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement.

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At December 31, 2008 and 2007, the amount of the loan outstanding was $4.9 and $9.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2008, 2007, and 2006 was $11.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 7 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2008, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.0 and $16.1 were maintained for this contract as of December 31, 2008 and 2007, respectively.

Reinsurance ceded in force for life mortality risks were $19.6 billion and $20.9 billion at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, net receivables were comprised of the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Claims recoverable from reinsurers	$2,506.6	$2,595.2
Payable for reinsurance premiums	(0.9)	(0.9)
Reinsured amounts due to reinsurer	(0.4)	(5.9)
Reserve credits	-	0.1
Other	0.3	5.9
Total	$2,505.6	$2,594.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Deposits ceded under reinsurance	$174.4	$188.5	$199.0
Premiums ceded under reinsurance	0.3	0.4	0.5
Reinsurance recoveries	309.0	419.7	359.0

12.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases, the longest term of which expires in 2014. However, all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $6.1, $17.7, and $17.8, respectively. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company. As of December 31, 2008, the Company’s expenses will be paid for by an affiliate and allocated back to the Company.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, $253.7 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. During 2008 and 2007, $81.3 and $87.3, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum liability to the Company under the guarantee was $30.0.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008, the Company held $4.4 of cash collateral, which was included in Collateral held, including payables under securities loan agreement. As of December 31, 2007, the Company delivered $18.8 of cash collateral, which was included in Short-term investments under securities loan agreement, including collateral delivered, on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter, integration initiatives related to the acquisition of CitiStreet by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception		$-
	Restructuring charges:
	Employee severance and termination benefits	11.2	(1)
	Future rent on non-cancelable leases	1.5	(2)
	Total restructuring charges	12.7
	Other charges	-
	Intercompany charges and payments	(2.5)	(3)
	Payments applied against reserve	(1.9)	(4)
Restructuring reserve at December 31, 2008		$8.3

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported
	the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by January 30, 2010.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that these restructuring activities in regards to its operations will be complete by February 10, 2010 with total estimated costs of $5.8.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

	2008	2007	2006
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(1,315.5)	$(64.5)	$(44.6)
Equity securities, available-for-sale	(7.4)	6.3	18.1
DAC/VOBA adjustment on
available-for-sale securities	650.9	7.8	3.9
Sales inducements adjustment on
available-for-sale securities	2.4	0.2	0.1
Premium deficiency reserve adjustment	-	-	(37.5)
Other investments	(0.3)	(0.7)	0.8
Less: allocation to experience-rated contracts	-	(16.4)	(52.4)
Unrealized capital gains (losses), before tax	(669.9)	(34.5)	(6.8)
Deferred income tax asset (liability)	205.8	12.1	2.4
Asset valuation allowance	-	(6.4)	-
Net unrealized capital gains (losses)	(464.1)	(28.8)	(4.4)
Pension liability, net of tax	(18.0)	(5.0)	(9.6)
Accumulated other comprehensive
(loss) income	$(482.1)	$(33.8)	$(14.0)

During 2008, as a result of the current market conditions, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves. At December 31, 2008, there are no net unrealized losses allocated to experience-rated contracts. Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) at December 31, 2007, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(1,251.0)	$(19.9)	$(26.6)
Equity securities, available-for-sale	(13.7)	(11.8)	14.9
DAC/VOBA adjustment on
available-for-sale securities	643.1	3.9	(1.2)
Sales inducements adjustment on
available-for-sale securities	2.2	0.1	-
Premium deficiency reserve adjustment	-	37.5	(13.9)
Other investments	0.4	(1.5)	(0.4)
Less: allocation to experience-rated contracts	16.4	36.0	(3.8)
Unrealized capital gains (losses), before tax	(635.4)	(27.7)	(23.4)
Deferred income tax asset (liability)	193.7	9.7	12.7
Net change in unrealized capital gains (losses)	$(441.7)	$(18.0)	$(10.7)

	2008	2007	2006
Net unrealized capital holding gains (losses) arising
during the year (1)	$(1,192.0)	$(66.9)	$(43.6)
Less: reclassification adjustment for gains (losses)
and other items included in Net (loss) income(2)	(750.3)	(48.9)	(32.9)
Net change in unrealized capital gains (losses) on securities	$(441.7)	$(18.0)	$(10.7)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(1,714.8), $(102.9), and $(95.4), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)

Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were and $(1,079.4), $(75.2), and $(72.0), for the years ended December 31, 2008, 2007, and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

15.	Changes to Prior Years Presentation

Consolidated Statements of Operations Presentational Changes

During 2008, certain changes were made to the Consolidated Statements of Operations for the year ended 2007 to more accurately reflect the correct balances, primarily related to surrenders on market value adjusted contracts. As the Company has determined these changes to be immaterial, the Consolidated Statements of Operations for the year ended December 31, 2007, has not been labeled as restated. The following table summarizes the adjustments:

	Previously
	Reported	Reclassification	Adjusted
2007
Fee income	$789.3	$(19.4)	$769.9
Net realized capital gains (losses)	(8.2)	(19.4)	(27.6)
Other income	0.9	19.4	20.3
Total revenue	2,451.9	(19.4)	2,432.5
Interest credited and other benefits to contractowners	822.2	(19.4)	802.8
Total benefits and expenses	2,177.5	(19.4)	2,158.1

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

	First
2008	(Restated)*	Second	Third	Fourth
Total revenue	$560.4	$538.4	$469.3	$166.1
Income (loss) before income taxes	(98.4)	25.1	(391.3)	(673.9)
Income tax expense (benefit)	(53.8)	1.9	(25.1)	(31.3)
Net income	$(44.6)	$23.2	$(366.2)	$(642.6)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$657.1
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

*The Company has restated its previously issued unaudited interim financial statements for the three months ended March 31, 2008 due to an error in the calculation of the fair value of the reserves for product guarantees for annuity contracts containing guaranteed credited rates. The effect of the restatement on these prior period interim financial statements for the three months ended March 31, 2008 was to increase the net loss by $18.9.

333-09515	May 2009

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2008
			-	Statements of Operations for the year ended December 31, 2008
			-	Statements of Changes in Net Assets for the years ended December 31, 2008 and
2007
			-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Consolidated Statements of Operations for the years ended December 31, 2008,
2007 and 2006
			-	Consolidated Balance Sheets as of December 31, 2008 and 2007
			-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2008, 2007 and 2006
			-	Consolidated Statements of Cash Flows for the years ended December 31, 2008,
2007 and 2006
			-	Notes to Financial Statements
	(b)	Exhibits:
		(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
		(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216,
as filed on April 11, 2006.)
		(3.4)	Form of Rule 22c-2 Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 333-115515, as
filed on April 12, 2007.)
		(4.1)	Variable Annuity Contract (A050SP96). (Incorporated by reference to Registration
Statement on Form N-4, File No. 333-09515, as filed on August 2, 1996.)
		(4.2)	Variable Annuity Contract (A050SP99). (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
		(4.3)	Endorsement SPIAE99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
		(4.4)	Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 (Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 18, 2001.)

(4.5)	Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.6)	Endorsement SPIAEW99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.7)	Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.8)	Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 18, 2001.)
(4.9)	Endorsement E401SP96 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.10)	Endorsement E403SP96 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.11)	Endorsement SPIA457-99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.12)	Variable Annuity Contract (SPIA(GR)99). (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.13)	Variable Annuity Contract Certificate (SPIA(GR)-99CERT). (Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4, File No.
333-09515, as filed on April 20, 1999.)
(4.14)	Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate
SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.15)	Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.16)	Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate
SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.17)	Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.18)	Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.19)	Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.20)	Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)

(4.21)	Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.22)	Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)99CERT. (Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form N-4, File No. 33-81216, as filed on February
15, 2002.)
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(5.1)	Variable Annuity Contract Application (82941 (2/99)). (Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4, File No. 333-
09515, as filed on April 20, 1999.)
(5.2)	Variable Annuity Contract Application for New York (82950 (2/99)). (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376,
as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective
October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and
Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31,
2008.)
(7)	Not applicable.
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance
Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance
Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable
Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity
Company and Aetna Investment Services, LLC.(Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4. File No. 33-
75988, as filed on April 13, 2004.)
(8.5)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)

(8.6)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity
Company and AIM Advisors, Inc. (Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)
(8.7)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.
(Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement
on Form N-4, File No. 333-49176, as filed on November 30, 2000.)
(8.8)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.
(Incorporated by reference to Registration Statement on Form N-4, File No. 333-56297,
as filed on June 8, 1998.)
(8.9)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May
1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.10)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.
(Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.11)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. (Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4,
2000.)
(8.12)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May
1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000
by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.

(8.13)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4, File No.
333-01107, as filed on April 13, 2001.)
(8.14)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series.
(Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.15)	Service Agreement effective as of May 1, 1998 between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated by reference to Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.16)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14,
1998.)
(8.17)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May
1, 1998 and amended on November 4, 1998 between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.18)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.19)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4. File No. 33-75988, as filed on April 13, 2004.)
(8.20)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.21)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.22)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation. (Incorporated by reference to Post-Effective Amendment No. 16 to
Registration Statement on Form N-4, File No. 33-75964, as filed on February 9, 1998.)
(8.23)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna
Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Registration Statement on Form
N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.24)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998
between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.25)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998
between ING Life Insurance and Annuity Company (formerly known as Aetna Life
Insurance and Annuity Company), Variable Insurance Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No.
46 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 15,
2008.)
(8.26)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)

(8.27)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.28)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.29)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation. (Incorporated by Reference to Post-Effective Amendment No. 7 to
Registration Statement on Form S-6, File No. 33-75248, as filed on February 24, 1998.)
(8.30)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated by reference to Registration Statement on Form
N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.31)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998
between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.32)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund
V and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 51 to the Registration Statement on Form N-4, File No. 033-75962, as
filed on July 27, 2007.)
(8.33)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC. (Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-
4, File No. 33-75988, as filed on August 5, 2004.)
(8.34)	Service Contract effective as of June 1, 2002 by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4,
File No. 33-75988, as filed on August 5, 2004.)
(8.35)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.36)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation
Agreement dated November 28, 2001. (Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.37)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002.
(Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.38)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003. (Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.39)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and
November 1, 2004. (Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.40)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005. (Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.41)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-81216, as filed on April 11, 2006.)
(8.42)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.43)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No.
33-75962, as filed on April 8, 2002.)
(8.44)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class
Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4,
File No. 33-75988, as filed on April 10, 2003.)
(8.45)	Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003. (Incorporated by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-4, File No.333-09515, as filed on April 13, 2006.)
(8.46)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and
November 1, 2004. (Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.47)	Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005. (Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4, File No.333-
09515, as filed on April 13, 2006.)
(8.48)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated
by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4, File No. 033-75962, as filed on June 15, 2007.)
(9)	Opinion and Consent of Counsel.
(10)	Consent of Independent Registered Public Accounting Firm.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 12,
1996.)
(14)	Powers of Attorney

Item 25	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor

Richard T. Mason, 440 S. Warren Street, Suite 300/702	President
Syracuse, NY 13202
Thomas J. McInerney, One Orange Way, Windsor, CT	Director and Chairman
06095-4774
Catherine H. Smith, One Orange Way, Windsor, CT	Director and Senior Vice President
06095-4774
David A. Wheat, 5780 Powers Ferry Road, NW,	Director, Executive Vice President and Chief Financial
Atlanta, GA 30327	Officer
Bridget M. Healy, 230 Park Avenue, New York, NY	Director
10169
Robert G. Leary, 230 Park Avenue, New York, NY	Director
10169
Valerie G. Brown, 5780 Powers Ferry Road, NW,	Senior Vice President
Atlanta, GA 30327
Sue A. Collins, One Orange Way, Windsor, CT 06095-	Senior Vice President and Chief Actuary
4774
Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
Brian D. Comer, One Orange Way, Windsor, CT 06095-	Senior Vice President
4774
Daniel P. Hanlon, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
Shawn P. Matthews, 10 State House Square, Hartford,	Senior Vice President
CT 06103
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West	Senior Vice President
Chester, PA 19380
Joseph Elmy, 1475 Dunwoody Drive, West Chester, PA	Vice President, Tax
19380

	Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-	Vice President
4774
	June P. Howard, 5780 Powers Ferry Road, NW, Atlanta,	Vice President
GA 30327
	William S. Jasien, 12701 Fair lakes Circle, Suite 470,	Vice President
Fairfax, VA 22033
	David A. Kelsey, One Orange Way, Windsor, CT	Vice President
06095-4774
	Kenneth E. Lacy, 5780 Powers Ferry Road, NW,	Vice President
Atlanta, GA 30327
	William H. Leslie, IV, One Orange Way, Windsor, CT	Vice President and Actuary
06095
	Linda E. Senker, 1475 Dunwoody Drive, West Chester,	Vice President, Compliance
PA 19380-1478
	Christopher R. Welp, 909 Locust Street, Des Moines, IA	Vice President
50309
	Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 26 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 33-57244), as filed with the Securities and Exchange Commission on April 7, 2009.

Item 27.	Number of Contract Owners
As of February 27, 2009, there were 59,609 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of
ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING.

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.
An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of he State of Delaware.

Item 29. Principal Underwriter
(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING
Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the
1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of
ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar
Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of
New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a
management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter

Ronald R. Barhorst, 4225 Executive Square, La Jolla,	President and Director
CA 92037
Kristin H. Hultgren, One Orange Way, Windsor, CT	Chief Financial Officer
06095
Libby J. Soong, One Orange Way, Windsor, CT 06095-	Chief Compliance Officer
4774
Brian D. Comer, One Orange Way, Windsor, CT 06095-	Senior Vice President and Director
4774
Lewis E. Bachetti, 581 Main Street, 4th Floor,	Senior Vice President
Woodbridge, NJ 07095
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,	Senior Vice President , Tax

Atlanta, GA 30327
Daniel P. Hanlon, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,	Senior Vice President
Fairfax, VA 22033
Pamela Mulvey Barcia, One Orange Way, Windsor, CT	Vice President
06095-4774
Robert H. Barley, One Orange Way, Windsor, CT	Vice President
06095-4774
M. Bishop Bastien, 980 9th Street, Sacramento, CA	Vice President
95814
Nancy B. Bocella*	Vice President
Dianne C. Bogoian, One Orange Way, Windsor, CT	Vice President
06095-4774
J. Robert Bolchoz, 420 Crown Point Road, Columbia,	Vice President
SC 29209
David A. Brounley, One Orange Way, Windsor, CT	Vice President
06095-4774
Anthony V. Camp, Jr., One Orange Way, Windsor, CT	Vice President
06095-4774
Mary K. Carey-Reid, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy D. Clifford, One Orange Way, Windsor, CT	Vice President
06095-4774
William P. Elmslie*	Vice President
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,	Vice President, Tax
Atlanta, GA 30327
Brian K. Haendiges, One Orange Way, Windsor, CT	Vice President
06095-4774
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120,	Vice President
Overland Park, KS 66211
David A. Kelsey, One Orange Way, Windsor, CT	Vice President
06095-4774
Christina Lareau, One Orange Way, Windsor, CT	Vice President
06095-4774
George D. Lessner, Jr., 15455 North Dallas Parkway,	Vice President
Suite 1250, Addison, TX 75001
Katherine E. Lewis, 2675 N Mayfair Road, Ste 501,	Vice President
Milwaukee, WI 53226
David J. Linney, 2900 N. Loop W, Ste 180, Houston,	Vice President
TX 77092
Frederick C. Litow, 5780 Powers Ferry Road, N.W.,	Vice President
Atlanta, GA 30327
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh,	Vice President
NC 27612
Richard T. Mason, 440 S Warren Street, Ste 702,	Vice President
Syracuse, NY 13202
Scott Neeb, 4600 Ulster Street, Denver, CO 80237	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
Ethel Pippin, One Orange Way, Windsor, CT 06095-	Vice President
4774
M. J. Pise, One Orange Way, Windsor, CT 06095-4774	Vice President
Deborah Rubin, 12701 Fair Lakes Circle, Ste 470,	Vice President
Fairfax, VA 22033
Todd Smiser, 2525 Cabot Drive, Suite 100, Lisle, IL	Vice President and Assistant Secretary

60532
Frank W. Snodgrass, 150 4th Avenue, N, Ste 410,	Vice President
Nashville, TN 37219
Christina M. Starks, 2000 21st Avenue NW	Vice President
Minot ND 58703
S. Bradford Vaughan, Jr., 601 Union Street, Ste 810,	Vice President
Seattle, WA 98101
Forrest R. Wilson, 2202 North Westshore Boulevard,	Vice President
Suite 350, Tampa, FL 33607
Judeen T. Wrinn, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy S. Stillman, One Orange Way, One Orange Way,	Assistant Vice President
Windsor, CT 06095-4774
Joy M. Benner, 20 Washington Avenue S, Minneapolis,	Secretary
MN 55401
Randall K. Price, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
John F. Todd, One Orange Way, Windsor, CT 06095-	Assistant Secretary
4774
Susan M. Vega, 20 Washington Avenue S, Minneapolis,	Assistant Secretary
MN 55401
Glenn A. Black, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327
James H. Taylor, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327

* This Officer does not have a business address.

(c)	Compensation from January 1, 2008 to December 31, 2008:
(1)	(2)	(3)	(4)	(5)
Net
Name of	Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial
Advisers, LLC	$2,501,353

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of al registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2008.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:

(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration
Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment
No. 25 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of
Windsor, and State of Connecticut on the 28th day of April, 2009.

VARIABLE ANNUITY ACCOUNT B
(Registrant)

		By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

		By:	/s/ Richard T. Mason*
Richard T. Mason
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the
Registration Statement has been signed by the following persons in the capacities indicated and on the date indicated.

	Signature	Title

	/s/ Richard T. Mason*	President

	Richard T. Mason	(principal executive officer)

	/s/ Bridget M. Healy*	Director

Bridget M. Healy

	/s/ Robert G. Leary*	Director

Robert G. Leary

	/s/ Thomas J. McInerney*	Director and Chairman	April

	Thomas J. McInerney		28, 2009

	/s/ Catherine H. Smith*	Director and Senior Vice President

Catherine H. Smith

	/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial

	David A. Wheat	Officer (principal financial officer)

	/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

	Steven T. Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie*
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(14)	Powers of Attorney